UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Capital Appreciation
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Capital Appreciation	.88%
Actual		$ 1,000.00	$ 1,264.80	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.70%
Actual		$ 1,000.00	$ 1,265.50	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	3.9	2.7
Cisco Systems, Inc.	3.8	2.8
Continental Airlines, Inc. Class B	3.7	2.2
The Walt Disney Co.	3.7	4.6
Biogen Idec, Inc.	3.0	3.2
UAL Corp.	2.5	0.9
AMR Corp.	2.5	2.2
Hewlett-Packard Co.	2.2	2.1
Sprint Nextel Corp.	2.1	0.8
Occidental Petroleum Corp.	2.0	2.0
	29.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.6	10.7
Consumer Discretionary	17.1	21.9
Financials	16.2	14.5
Information Technology	12.3	18.5
Energy	9.3	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 91.6%		Stocks 92.2%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	8.9%	** Foreign investments	6.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.4%
ArvinMeritor, Inc. (a)(d)	1,100,802	$ 16,864
Johnson Controls, Inc.	1,114,911	37,450
Modine Manufacturing Co. (a)	1,980,090	27,741
		82,055
Automobiles - 1.5%
Ford Motor Co. (a)(d)	4,678,391	60,913
Harley-Davidson, Inc.	722,752	24,451
		85,364
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	1,002,904	36,867
Paddy Power PLC (Ireland)	1,188,758	41,809
Starwood Hotels & Resorts Worldwide, Inc.	891,794	48,612
		127,288
Household Durables - 0.4%
Beazer Homes USA, Inc. (a)	599,400	3,938
Hovnanian Enterprises, Inc. Class A (a)	613,100	4,359
Libbey, Inc. (a)	398,679	5,940
Standard Pacific Corp. (a)	935,600	5,997
		20,234
Leisure Equipment & Products - 0.8%
Polaris Industries, Inc. (d)	794,611	47,017
Media - 9.6%
CBS Corp. Class B	468,846	7,600
Interpublic Group of Companies, Inc. (a)	9,683,866	86,283
Kabel Deutschland Holding AG	296,100	9,337
Meredith Corp.	301,034	10,816
Omnicom Group, Inc.	445,293	18,996
The Walt Disney Co.	5,754,748	212,005
Time Warner, Inc.	667,873	22,093
Valassis Communications, Inc. (a)	1,666,138	54,466
Viacom, Inc. Class B (non-vtg.) (a)	1,246,192	44,028
Virgin Media, Inc.	4,695,961	82,602
		548,226
Specialty Retail - 0.5%
DSW, Inc. Class A (a)	358,869	10,838
OfficeMax, Inc. (a)	782,458	14,867
		25,705
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Phillips-Van Heusen Corp.	660,800	$ 41,637
TOTAL CONSUMER DISCRETIONARY		977,526
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev SA NV (d)	247,451	12,006
Grupo Modelo SAB de CV Series C	2,216,200	12,225
		24,231
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc. (a)	346,196	13,509
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	625,300	41,220
TOTAL CONSUMER STAPLES		78,960
ENERGY - 9.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	583,621	29,041
Pride International, Inc. (a)	2,425,580	73,568
Seadrill Ltd.	1,063,400	26,789
Smith International, Inc.	811,217	38,744
Weatherford International Ltd. (a)	2,473,400	44,793
Willbros Group, Inc. (a)	1,064,003	13,353
		226,288
Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	1,088,309	25,902
Denbury Resources, Inc. (a)	1,533,491	29,366
EXCO Resources, Inc.	494,600	9,175
Exxon Mobil Corp.	395,672	26,846
Occidental Petroleum Corp.	1,267,750	112,399
Range Resources Corp.	544,178	25,990
Southwestern Energy Co. (a)	900,300	35,724
Ultra Petroleum Corp. (a)	771,669	36,863
		302,265
TOTAL ENERGY		528,553
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.2%
Capital Markets - 2.1%
Charles Schwab Corp.	1,533,518	$ 29,582
Goldman Sachs Group, Inc.	148,322	21,536
Janus Capital Group, Inc.	3,525,315	49,636
State Street Corp.	445,100	19,362
		120,116
Commercial Banks - 5.6%
Allied Irish Banks PLC (a)	10,386,901	19,721
Bank of Ireland (a)	9,882,411	21,840
Bank of Ireland (a)(f)	3,685,700	7,509
Comerica, Inc.	1,226,088	51,496
Old National Bancorp, Indiana	522,800	7,011
PNC Financial Services Group, Inc.	1,334,500	89,692
SVB Financial Group (a)	377,003	18,560
Wells Fargo & Co.	3,225,711	106,803
		322,632
Consumer Finance - 2.7%
American Express Co.	1,997,887	92,143
Capital One Financial Corp.	1,389,395	60,314
		152,457
Diversified Financial Services - 3.4%
Bank of America Corp.	4,173,575	74,415
CME Group, Inc.	329,638	108,256
MSCI, Inc. Class A (a)	357,612	12,391
		195,062
Insurance - 0.1%
The First American Corp.	148,400	5,130
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	2,254,283	36,655
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	5,513,312	95,491
TOTAL FINANCIALS		927,543
HEALTH CARE - 7.3%
Biotechnology - 3.8%
Biogen Idec, Inc. (a)	3,202,983	170,559
BioMarin Pharmaceutical, Inc. (a)	315,300	7,369
Genzyme Corp. (a)	707,500	37,667
		215,595
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	197,800	$ 20,389
Hill-Rom Holdings, Inc.	124,600	3,951
Intuitive Surgical, Inc. (a)	108,778	39,221
Symmetry Medical, Inc. (a)	134,100	1,550
Wright Medical Group, Inc. (a)	941,087	17,674
		82,785
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	1,038,956	32,052
Medco Health Solutions, Inc. (a)	197,800	11,654
MEDNAX, Inc. (a)	334,629	18,385
Sharps Compliance Corp. (a)(d)	133,713	893
		62,984
Health Care Technology - 0.1%
Transcend Services, Inc. (a)	512,183	7,616
Pharmaceuticals - 0.8%
Elan Corp. PLC sponsored ADR (a)	7,032,446	47,258
TOTAL HEALTH CARE		416,238
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.5%
AerCap Holdings NV (a)	948,399	13,088
DigitalGlobe, Inc.	647,288	17,192
		30,280
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,976,893	10,873
Airlines - 13.8%
AirTran Holdings, Inc. (a)(d)	1,892,667	9,993
AMR Corp. (a)(e)	19,191,076	141,630
Continental Airlines, Inc. Class B (a)(d)(e)	9,562,014	213,711
Delta Air Lines, Inc. (a)	18,593,485	224,607
UAL Corp. (a)(d)	6,682,191	144,202
US Airways Group, Inc. (a)(d)	7,704,195	54,469
		788,612
Commercial Services & Supplies - 1.1%
Pitney Bowes, Inc.	1,202,500	30,544
The Brink's Co.	926,430	24,671
Viad Corp.	238,492	5,581
		60,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Lime Energy Co. (a)(d)	455,110	$ 1,911
Industrial Conglomerates - 1.5%
General Electric Co.	4,648,866	87,678
Machinery - 0.4%
Manitowoc Co., Inc.	1,424,800	19,961
Professional Services - 1.0%
Equifax, Inc.	736,100	24,733
Robert Half International, Inc.	1,068,800	29,264
		53,997
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	407,040	4,889
TOTAL INDUSTRIALS		1,058,997
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	8,132,229	218,920
Juniper Networks, Inc. (a)	1,384,835	39,343
		258,263
Computers & Peripherals - 3.1%
Apple, Inc. (a)	197,802	51,650
Hewlett-Packard Co.	2,361,208	122,712
		174,362
Internet Software & Services - 0.4%
eBay, Inc. (a)	890,299	21,198
IT Services - 1.0%
Hewitt Associates, Inc. Class A (a)	847,234	34,728
Paychex, Inc.	781,342	23,909
		58,637
Software - 3.3%
Fair Isaac Corp.	1,479,302	31,154
Microsoft Corp.	1,161,585	35,475
Oracle Corp.	3,699,513	95,595
Solera Holdings, Inc.	707,626	27,505
		189,729
TOTAL INFORMATION TECHNOLOGY		702,189
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.7%
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	1,214,000	$ 43,024
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	395,600	25,082
Allegheny Technologies, Inc.	247,300	13,223
AngloGold Ashanti Ltd. sponsored ADR	741,877	31,055
Carpenter Technology Corp.	247,300	9,711
Compania de Minas Buenaventura SA sponsored ADR	692,536	22,778
Gold Fields Ltd. sponsored ADR	1,583,000	21,276
Goldcorp, Inc.	840,800	36,331
Harmony Gold Mining Co. Ltd. sponsored ADR	1,187,200	11,599
Jaguar Mining, Inc. (a)	742,000	8,266
Kinross Gold Corp.	1,533,100	29,268
Royal Gold, Inc.	824,567	42,201
Silver Standard Resources, Inc. (a)	593,600	12,175
Yamana Gold, Inc.	1,583,000	17,276
		280,241
TOTAL MATERIALS		323,265
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Cbeyond, Inc. (a)(d)	1,143,658	17,589
Qwest Communications International, Inc.	8,917,260	46,637
		64,226
Wireless Telecommunication Services - 2.6%
Clearwire Corp.:
rights 6/21/10 (a)	2,848,990	627
Class A (a)(d)	3,548,157	27,392
Sprint Nextel Corp. (a)	28,059,451	119,253
		147,272
TOTAL TELECOMMUNICATION SERVICES		211,498
TOTAL COMMON STOCKS (Cost $5,194,936)		5,224,769
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	276,495,288	$ 276,495
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	213,727,425	213,727
TOTAL MONEY MARKET FUNDS (Cost $490,222)		490,222
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,685,158)		5,714,991
NET OTHER ASSETS - (0.2)%		(11,942)
NET ASSETS - 100%		$ 5,703,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 436
Fidelity Securities Lending Cash Central Fund	489
Total	$ 925
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 106,576	$ 6,566	$ 13,371	$ -	$ 141,630
Cbeyond, Inc.	25,670	-	10,171	-	-
Continental Airlines, Inc. Class B	105,889	5,691	2,106	-	213,711
James River Coal Co.	34,883	-	34,548	-	-
Total	$ 273,018	$ 12,257	$ 60,196	$ -	$ 355,341
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 977,526	$ 926,380	$ 51,146	$ -
Consumer Staples	78,960	66,954	12,006	-
Energy	528,553	501,764	26,789	-
Financials	927,543	878,473	49,070	-
Health Care	416,238	416,238	-	-
Industrials	1,058,997	1,058,997	-	-
Information Technology	702,189	702,189	-	-
Materials	323,265	323,265	-	-
Telecommunication Services	211,498	211,498	-	-
Money Market Funds	490,222	490,222	-	-
Total Investments in Securities:	$ 5,714,991	$ 5,575,980	$ 139,011	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $655,762,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $206,282) - See accompanying schedule: Unaffiliated issuers (cost $4,592,753)	$ 4,869,428
Fidelity Central Funds (cost $490,222)	490,222
Other affiliated issuers (cost $602,183)	355,341
Total Investments (cost $5,685,158)		$ 5,714,991
Cash		3
Receivable for investments sold		328,028
Receivable for fund shares sold		4,717
Dividends receivable		2,607
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		8
Other receivables		419
Total assets		6,050,945

Liabilities
Payable for investments purchased Regular delivery	$ 116,397
Delayed delivery	7,538
Payable for fund shares redeemed	5,842
Accrued management fee	3,203
Other affiliated payables	1,050
Other payables and accrued expenses	139
Collateral on securities loaned, at value	213,727
Total liabilities		347,896

Net Assets		$ 5,703,049
Net Assets consist of:
Paid in capital		$ 5,972,538
Undistributed net investment income		8,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(308,125)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,850
Net Assets		$ 5,703,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,024,287 ÷ 212,578 shares)	$ 23.64

Class K: Net Asset Value, offering price and redemption price per share ($678,762 ÷ 28,672 shares)	$ 23.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 36,691
Income from Fidelity Central Funds		925
Total income		37,616

Expenses
Management fee Basic fee	$ 15,154
Performance adjustment	1,531
Transfer agent fees	5,997
Accounting and security lending fees	620
Custodian fees and expenses	63
Independent trustees' compensation	15
Registration fees	63
Audit	34
Legal	15
Miscellaneous	43
Total expenses before reductions	23,535
Expense reductions	(567)	22,968
Net investment income (loss)		14,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	393,471
Other affiliated issuers	218
Foreign currency transactions	27
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		393,727
Change in net unrealized appreciation (depreciation) on: Investment securities	842,147
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		842,146
Net gain (loss)		1,235,873
Net increase (decrease) in net assets resulting from operations		$ 1,250,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,648	$ 12,057
Net realized gain (loss)	393,727	183,369
Change in net unrealized appreciation (depreciation)	842,146	368,356
Net increase (decrease) in net assets resulting from operations	1,250,521	563,782
Distributions to shareholders from net investment income	(5,772)	(53,246)
Share transactions - net increase (decrease)	(451,727)	(487,277)
Total increase (decrease) in net assets	793,022	23,259

Net Assets
Beginning of period	4,910,027	4,886,768
End of period (including undistributed net investment income of $8,786 and distributions in excess of net investment income of $90, respectively)	$ 5,703,049	$ 4,910,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Income from Investment Operations
Net investment income (loss) D	.06	.04	.16	.11	.10	(.01) G
Net realized and unrealized gain (loss)	4.89	2.17	(13.27)	6.06	3.55	2.40
Total from investment operations	4.95	2.21	(13.11)	6.17	3.65	2.39
Distributions from net investment income	(.02)	(.18)	(.12)	(.11)	-	(.01)
Distributions from net realized gain	-	-	(2.22)	(1.34)	(2.46)	(1.21)
Total distributions	(.02)	(.18)	(2.34)	(1.45)	(2.46)	(1.22)
Net asset value, end of period	$ 23.64	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22
Total Return B,C	26.48%	13.54%	(43.80)%	23.51%	14.70%	9.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.79%	.82%	.83%	.91%	.94%
Expenses net of fee waivers, if any	.88% A	.79%	.82%	.83%	.91%	.94%
Expenses net of all reductions	.86% A	.78%	.82%	.82%	.87%	.90%
Net investment income (loss)	.52% A	.25%	.67%	.36%	.36%	(.05)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,024	$ 4,627	$ 4,794	$ 10,139	$ 8,353	$ 6,970
Portfolio turnover rate F	165% A	243%	157%	135%	198%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.08	.08	.03
Net realized and unrealized gain (loss)	4.89	2.18	(8.45)
Total from investment operations	4.97	2.26	(8.42)
Distributions from net investment income	(.03)	(.22)	-
Net asset value, end of period	$ 23.67	$ 18.73	$ 16.69
Total Return B,C	26.55%	13.85%	(33.53)%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.55%	.66% A
Expenses net of fee waivers, if any	.70% A	.55%	.66% A
Expenses net of all reductions	.68% A	.54%	.65% A
Net investment income (loss)	.71% A	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 283	$ 93
Portfolio turnover rate F	165% A	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended October 31, 2009, dividend income has been increased $7,145,777 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 711,650
Gross unrealized depreciation	(724,500)
Net unrealized appreciation (depreciation)	$ (12,850)

Tax cost	$ 5,727,841

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,006,210 and $4,546,651, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Capital Appreciation, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,864.24
Class K	133.05
	$ 5,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $192 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $489.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $567 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Capital Appreciation	$ 5,336	$ 51,796
Class K	436	1,450
Total	$ 5,772	$ 53,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Capital Appreciation
Shares sold	13,235	32,746	$ 291,727	$ 532,909
Conversion to Class K A	-	(9,081)	-	(137,950)
Reinvestment of distributions	250	3,319	5,154	49,955
Shares redeemed	(48,169)	(67,177)	(1,052,696)	(1,079,034)
Net increase (decrease)	(34,684)	(40,193)	$ (755,815)	$ (634,120)
Class K
Shares sold	18,078	3,750	$ 401,366	$ 63,798
Conversion from Capital Appreciation A	-	9,086	-	137,950
Reinvestment of distributions	21	96	436	1,450
Shares redeemed	(4,545)	(3,358)	(97,714)	(56,355)
Net increase (decrease)	13,554	9,574	$ 304,088	$ 146,843

A Conversion transactions for Class K and Capital Appreciation are presented for the period November 1, 2008, through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-USAN-0610
1.784911.107

Fidelity®
Capital Appreciation
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Capital Appreciation	.88%
Actual		$ 1,000.00	$ 1,264.80	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.70%
Actual		$ 1,000.00	$ 1,265.50	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Delta Air Lines, Inc.	3.9	2.7
Cisco Systems, Inc.	3.8	2.8
Continental Airlines, Inc. Class B	3.7	2.2
The Walt Disney Co.	3.7	4.6
Biogen Idec, Inc.	3.0	3.2
UAL Corp.	2.5	0.9
AMR Corp.	2.5	2.2
Hewlett-Packard Co.	2.2	2.1
Sprint Nextel Corp.	2.1	0.8
Occidental Petroleum Corp.	2.0	2.0
	29.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.6	10.7
Consumer Discretionary	17.1	21.9
Financials	16.2	14.5
Information Technology	12.3	18.5
Energy	9.3	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 91.6%		Stocks 92.2%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	8.9%	** Foreign investments	6.1%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.4%
ArvinMeritor, Inc. (a)(d)	1,100,802	$ 16,864
Johnson Controls, Inc.	1,114,911	37,450
Modine Manufacturing Co. (a)	1,980,090	27,741
		82,055
Automobiles - 1.5%
Ford Motor Co. (a)(d)	4,678,391	60,913
Harley-Davidson, Inc.	722,752	24,451
		85,364
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	1,002,904	36,867
Paddy Power PLC (Ireland)	1,188,758	41,809
Starwood Hotels & Resorts Worldwide, Inc.	891,794	48,612
		127,288
Household Durables - 0.4%
Beazer Homes USA, Inc. (a)	599,400	3,938
Hovnanian Enterprises, Inc. Class A (a)	613,100	4,359
Libbey, Inc. (a)	398,679	5,940
Standard Pacific Corp. (a)	935,600	5,997
		20,234
Leisure Equipment & Products - 0.8%
Polaris Industries, Inc. (d)	794,611	47,017
Media - 9.6%
CBS Corp. Class B	468,846	7,600
Interpublic Group of Companies, Inc. (a)	9,683,866	86,283
Kabel Deutschland Holding AG	296,100	9,337
Meredith Corp.	301,034	10,816
Omnicom Group, Inc.	445,293	18,996
The Walt Disney Co.	5,754,748	212,005
Time Warner, Inc.	667,873	22,093
Valassis Communications, Inc. (a)	1,666,138	54,466
Viacom, Inc. Class B (non-vtg.) (a)	1,246,192	44,028
Virgin Media, Inc.	4,695,961	82,602
		548,226
Specialty Retail - 0.5%
DSW, Inc. Class A (a)	358,869	10,838
OfficeMax, Inc. (a)	782,458	14,867
		25,705
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Phillips-Van Heusen Corp.	660,800	$ 41,637
TOTAL CONSUMER DISCRETIONARY		977,526
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev SA NV (d)	247,451	12,006
Grupo Modelo SAB de CV Series C	2,216,200	12,225
		24,231
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc. (a)	346,196	13,509
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	625,300	41,220
TOTAL CONSUMER STAPLES		78,960
ENERGY - 9.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	583,621	29,041
Pride International, Inc. (a)	2,425,580	73,568
Seadrill Ltd.	1,063,400	26,789
Smith International, Inc.	811,217	38,744
Weatherford International Ltd. (a)	2,473,400	44,793
Willbros Group, Inc. (a)	1,064,003	13,353
		226,288
Oil, Gas & Consumable Fuels - 5.3%
Chesapeake Energy Corp.	1,088,309	25,902
Denbury Resources, Inc. (a)	1,533,491	29,366
EXCO Resources, Inc.	494,600	9,175
Exxon Mobil Corp.	395,672	26,846
Occidental Petroleum Corp.	1,267,750	112,399
Range Resources Corp.	544,178	25,990
Southwestern Energy Co. (a)	900,300	35,724
Ultra Petroleum Corp. (a)	771,669	36,863
		302,265
TOTAL ENERGY		528,553
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.2%
Capital Markets - 2.1%
Charles Schwab Corp.	1,533,518	$ 29,582
Goldman Sachs Group, Inc.	148,322	21,536
Janus Capital Group, Inc.	3,525,315	49,636
State Street Corp.	445,100	19,362
		120,116
Commercial Banks - 5.6%
Allied Irish Banks PLC (a)	10,386,901	19,721
Bank of Ireland (a)	9,882,411	21,840
Bank of Ireland (a)(f)	3,685,700	7,509
Comerica, Inc.	1,226,088	51,496
Old National Bancorp, Indiana	522,800	7,011
PNC Financial Services Group, Inc.	1,334,500	89,692
SVB Financial Group (a)	377,003	18,560
Wells Fargo & Co.	3,225,711	106,803
		322,632
Consumer Finance - 2.7%
American Express Co.	1,997,887	92,143
Capital One Financial Corp.	1,389,395	60,314
		152,457
Diversified Financial Services - 3.4%
Bank of America Corp.	4,173,575	74,415
CME Group, Inc.	329,638	108,256
MSCI, Inc. Class A (a)	357,612	12,391
		195,062
Insurance - 0.1%
The First American Corp.	148,400	5,130
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	2,254,283	36,655
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	5,513,312	95,491
TOTAL FINANCIALS		927,543
HEALTH CARE - 7.3%
Biotechnology - 3.8%
Biogen Idec, Inc. (a)	3,202,983	170,559
BioMarin Pharmaceutical, Inc. (a)	315,300	7,369
Genzyme Corp. (a)	707,500	37,667
		215,595
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	197,800	$ 20,389
Hill-Rom Holdings, Inc.	124,600	3,951
Intuitive Surgical, Inc. (a)	108,778	39,221
Symmetry Medical, Inc. (a)	134,100	1,550
Wright Medical Group, Inc. (a)	941,087	17,674
		82,785
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	1,038,956	32,052
Medco Health Solutions, Inc. (a)	197,800	11,654
MEDNAX, Inc. (a)	334,629	18,385
Sharps Compliance Corp. (a)(d)	133,713	893
		62,984
Health Care Technology - 0.1%
Transcend Services, Inc. (a)	512,183	7,616
Pharmaceuticals - 0.8%
Elan Corp. PLC sponsored ADR (a)	7,032,446	47,258
TOTAL HEALTH CARE		416,238
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.5%
AerCap Holdings NV (a)	948,399	13,088
DigitalGlobe, Inc.	647,288	17,192
		30,280
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,976,893	10,873
Airlines - 13.8%
AirTran Holdings, Inc. (a)(d)	1,892,667	9,993
AMR Corp. (a)(e)	19,191,076	141,630
Continental Airlines, Inc. Class B (a)(d)(e)	9,562,014	213,711
Delta Air Lines, Inc. (a)	18,593,485	224,607
UAL Corp. (a)(d)	6,682,191	144,202
US Airways Group, Inc. (a)(d)	7,704,195	54,469
		788,612
Commercial Services & Supplies - 1.1%
Pitney Bowes, Inc.	1,202,500	30,544
The Brink's Co.	926,430	24,671
Viad Corp.	238,492	5,581
		60,796
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Lime Energy Co. (a)(d)	455,110	$ 1,911
Industrial Conglomerates - 1.5%
General Electric Co.	4,648,866	87,678
Machinery - 0.4%
Manitowoc Co., Inc.	1,424,800	19,961
Professional Services - 1.0%
Equifax, Inc.	736,100	24,733
Robert Half International, Inc.	1,068,800	29,264
		53,997
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	407,040	4,889
TOTAL INDUSTRIALS		1,058,997
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	8,132,229	218,920
Juniper Networks, Inc. (a)	1,384,835	39,343
		258,263
Computers & Peripherals - 3.1%
Apple, Inc. (a)	197,802	51,650
Hewlett-Packard Co.	2,361,208	122,712
		174,362
Internet Software & Services - 0.4%
eBay, Inc. (a)	890,299	21,198
IT Services - 1.0%
Hewitt Associates, Inc. Class A (a)	847,234	34,728
Paychex, Inc.	781,342	23,909
		58,637
Software - 3.3%
Fair Isaac Corp.	1,479,302	31,154
Microsoft Corp.	1,161,585	35,475
Oracle Corp.	3,699,513	95,595
Solera Holdings, Inc.	707,626	27,505
		189,729
TOTAL INFORMATION TECHNOLOGY		702,189
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.7%
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	1,214,000	$ 43,024
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	395,600	25,082
Allegheny Technologies, Inc.	247,300	13,223
AngloGold Ashanti Ltd. sponsored ADR	741,877	31,055
Carpenter Technology Corp.	247,300	9,711
Compania de Minas Buenaventura SA sponsored ADR	692,536	22,778
Gold Fields Ltd. sponsored ADR	1,583,000	21,276
Goldcorp, Inc.	840,800	36,331
Harmony Gold Mining Co. Ltd. sponsored ADR	1,187,200	11,599
Jaguar Mining, Inc. (a)	742,000	8,266
Kinross Gold Corp.	1,533,100	29,268
Royal Gold, Inc.	824,567	42,201
Silver Standard Resources, Inc. (a)	593,600	12,175
Yamana Gold, Inc.	1,583,000	17,276
		280,241
TOTAL MATERIALS		323,265
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Cbeyond, Inc. (a)(d)	1,143,658	17,589
Qwest Communications International, Inc.	8,917,260	46,637
		64,226
Wireless Telecommunication Services - 2.6%
Clearwire Corp.:
rights 6/21/10 (a)	2,848,990	627
Class A (a)(d)	3,548,157	27,392
Sprint Nextel Corp. (a)	28,059,451	119,253
		147,272
TOTAL TELECOMMUNICATION SERVICES		211,498
TOTAL COMMON STOCKS (Cost $5,194,936)		5,224,769
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	276,495,288	$ 276,495
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	213,727,425	213,727
TOTAL MONEY MARKET FUNDS (Cost $490,222)		490,222
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,685,158)		5,714,991
NET OTHER ASSETS - (0.2)%		(11,942)
NET ASSETS - 100%		$ 5,703,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 436
Fidelity Securities Lending Cash Central Fund	489
Total	$ 925
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 106,576	$ 6,566	$ 13,371	$ -	$ 141,630
Cbeyond, Inc.	25,670	-	10,171	-	-
Continental Airlines, Inc. Class B	105,889	5,691	2,106	-	213,711
James River Coal Co.	34,883	-	34,548	-	-
Total	$ 273,018	$ 12,257	$ 60,196	$ -	$ 355,341
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 977,526	$ 926,380	$ 51,146	$ -
Consumer Staples	78,960	66,954	12,006	-
Energy	528,553	501,764	26,789	-
Financials	927,543	878,473	49,070	-
Health Care	416,238	416,238	-	-
Industrials	1,058,997	1,058,997	-	-
Information Technology	702,189	702,189	-	-
Materials	323,265	323,265	-	-
Telecommunication Services	211,498	211,498	-	-
Money Market Funds	490,222	490,222	-	-
Total Investments in Securities:	$ 5,714,991	$ 5,575,980	$ 139,011	$ -
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $655,762,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $206,282) - See accompanying schedule: Unaffiliated issuers (cost $4,592,753)	$ 4,869,428
Fidelity Central Funds (cost $490,222)	490,222
Other affiliated issuers (cost $602,183)	355,341
Total Investments (cost $5,685,158)		$ 5,714,991
Cash		3
Receivable for investments sold		328,028
Receivable for fund shares sold		4,717
Dividends receivable		2,607
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		8
Other receivables		419
Total assets		6,050,945

Liabilities
Payable for investments purchased Regular delivery	$ 116,397
Delayed delivery	7,538
Payable for fund shares redeemed	5,842
Accrued management fee	3,203
Other affiliated payables	1,050
Other payables and accrued expenses	139
Collateral on securities loaned, at value	213,727
Total liabilities		347,896

Net Assets		$ 5,703,049
Net Assets consist of:
Paid in capital		$ 5,972,538
Undistributed net investment income		8,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(308,125)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,850
Net Assets		$ 5,703,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,024,287 ÷ 212,578 shares)	$ 23.64

Class K: Net Asset Value, offering price and redemption price per share ($678,762 ÷ 28,672 shares)	$ 23.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 36,691
Income from Fidelity Central Funds		925
Total income		37,616

Expenses
Management fee Basic fee	$ 15,154
Performance adjustment	1,531
Transfer agent fees	5,997
Accounting and security lending fees	620
Custodian fees and expenses	63
Independent trustees' compensation	15
Registration fees	63
Audit	34
Legal	15
Miscellaneous	43
Total expenses before reductions	23,535
Expense reductions	(567)	22,968
Net investment income (loss)		14,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	393,471
Other affiliated issuers	218
Foreign currency transactions	27
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		393,727
Change in net unrealized appreciation (depreciation) on: Investment securities	842,147
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		842,146
Net gain (loss)		1,235,873
Net increase (decrease) in net assets resulting from operations		$ 1,250,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,648	$ 12,057
Net realized gain (loss)	393,727	183,369
Change in net unrealized appreciation (depreciation)	842,146	368,356
Net increase (decrease) in net assets resulting from operations	1,250,521	563,782
Distributions to shareholders from net investment income	(5,772)	(53,246)
Share transactions - net increase (decrease)	(451,727)	(487,277)
Total increase (decrease) in net assets	793,022	23,259

Net Assets
Beginning of period	4,910,027	4,886,768
End of period (including undistributed net investment income of $8,786 and distributions in excess of net investment income of $90, respectively)	$ 5,703,049	$ 4,910,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22	$ 25.05
Income from Investment Operations
Net investment income (loss) D	.06	.04	.16	.11	.10	(.01) G
Net realized and unrealized gain (loss)	4.89	2.17	(13.27)	6.06	3.55	2.40
Total from investment operations	4.95	2.21	(13.11)	6.17	3.65	2.39
Distributions from net investment income	(.02)	(.18)	(.12)	(.11)	-	(.01)
Distributions from net realized gain	-	-	(2.22)	(1.34)	(2.46)	(1.21)
Total distributions	(.02)	(.18)	(2.34)	(1.45)	(2.46)	(1.22)
Net asset value, end of period	$ 23.64	$ 18.71	$ 16.68	$ 32.13	$ 27.41	$ 26.22
Total Return B,C	26.48%	13.54%	(43.80)%	23.51%	14.70%	9.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.79%	.82%	.83%	.91%	.94%
Expenses net of fee waivers, if any	.88% A	.79%	.82%	.83%	.91%	.94%
Expenses net of all reductions	.86% A	.78%	.82%	.82%	.87%	.90%
Net investment income (loss)	.52% A	.25%	.67%	.36%	.36%	(.05)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,024	$ 4,627	$ 4,794	$ 10,139	$ 8,353	$ 6,970
Portfolio turnover rate F	165% A	243%	157%	135%	198%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.08	.08	.03
Net realized and unrealized gain (loss)	4.89	2.18	(8.45)
Total from investment operations	4.97	2.26	(8.42)
Distributions from net investment income	(.03)	(.22)	-
Net asset value, end of period	$ 23.67	$ 18.73	$ 16.69
Total Return B,C	26.55%	13.85%	(33.53)%
Ratios to Average Net Assets E,H
Expenses before reductions	.70% A	.55%	.66% A
Expenses net of fee waivers, if any	.70% A	.55%	.66% A
Expenses net of all reductions	.68% A	.54%	.65% A
Net investment income (loss)	.71% A	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 679	$ 283	$ 93
Portfolio turnover rate F	165% A	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended October 31, 2009, dividend income has been increased $7,145,777 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 711,650
Gross unrealized depreciation	(724,500)
Net unrealized appreciation (depreciation)	$ (12,850)

Tax cost	$ 5,727,841

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,006,210 and $4,546,651, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Capital Appreciation, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 5,864.24
Class K	133.05
	$ 5,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $192 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $489.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $567 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Capital Appreciation	$ 5,336	$ 51,796
Class K	436	1,450
Total	$ 5,772	$ 53,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Capital Appreciation
Shares sold	13,235	32,746	$ 291,727	$ 532,909
Conversion to Class K A	-	(9,081)	-	(137,950)
Reinvestment of distributions	250	3,319	5,154	49,955
Shares redeemed	(48,169)	(67,177)	(1,052,696)	(1,079,034)
Net increase (decrease)	(34,684)	(40,193)	$ (755,815)	$ (634,120)
Class K
Shares sold	18,078	3,750	$ 401,366	$ 63,798
Conversion from Capital Appreciation A	-	9,086	-	137,950
Reinvestment of distributions	21	96	436	1,450
Shares redeemed	(4,545)	(3,358)	(97,714)	(56,355)
Net increase (decrease)	13,554	9,574	$ 304,088	$ 146,843

A Conversion transactions for Class K and Capital Appreciation are presented for the period November 1, 2008, through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAF-K-USAN-0610
1.863092.101

Fidelity®
Disciplined Equity
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Disciplined Equity	.73%
Actual		$ 1,000.00	$ 1,137.20	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Class K	.55%
Actual		$ 1,000.00	$ 1,138.10	$ 2.92
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76
Class F	.49%
Actual		$ 1,000.00	$ 1,138.30	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.8
Microsoft Corp.	4.4	1.0
Hewlett-Packard Co.	4.1	4.4
JPMorgan Chase & Co.	2.9	4.7
Marathon Oil Corp.	2.6	1.8
Bank of America Corp.	2.6	1.0
XTO Energy, Inc.	2.5	0.0
General Electric Co.	2.5	1.0
Anheuser-Busch InBev SA NV	2.4	2.8
Procter & Gamble Co.	2.2	2.9
	30.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.6
Financials	16.4	14.2
Health Care	11.7	13.5
Energy	11.2	12.7
Industrials	10.8	10.4
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.9%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	15.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.1%
TRW Automotive Holdings Corp. (a)	3,721,000	$ 119,853
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	2,000,000	51,960
Starwood Hotels & Resorts Worldwide, Inc.	900,000	49,059
Wyndham Worldwide Corp.	2,758,600	73,958
		174,977
Household Durables - 0.3%
Whirlpool Corp.	300,000	32,661
Media - 3.3%
Time Warner, Inc.	4,900,000	162,092
Viacom, Inc. Class B (non-vtg.) (a)	6,171,200	218,028
		380,120
Multiline Retail - 1.5%
Macy's, Inc.	5,200,000	120,640
Target Corp.	800,000	45,496
		166,136
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900,000	177,840
TJX Companies, Inc.	500,000	23,170
		201,010
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	400,000	16,700
Phillips-Van Heusen Corp.	1,920,000	120,979
		137,679
TOTAL CONSUMER DISCRETIONARY		1,212,436
CONSUMER STAPLES - 10.7%
Beverages - 6.3%
Anheuser-Busch InBev SA NV (d)	5,647,300	273,990
Coca-Cola Enterprises, Inc.	5,700,000	158,061
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,875,577	107,347
Dr Pepper Snapple Group, Inc.	3,800,000	124,374
Grupo Modelo SAB de CV Series C	2,000,000	11,033
Molson Coors Brewing Co. Class B	800,000	35,488
		710,293
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	800,000	42,920
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
Ralcorp Holdings, Inc. (a)	200,000	$ 13,310
Smithfield Foods, Inc. (a)	1,400,000	26,236
The J.M. Smucker Co.	500,000	30,535
Tyson Foods, Inc. Class A	6,700,000	131,253
		201,334
Household Products - 2.2%
Procter & Gamble Co.	4,100,000	254,856
TOTAL CONSUMER STAPLES		1,209,403
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	800,000	12,072
Noble Corp.	2,400,000	94,776
Oil States International, Inc. (a)	1,299,342	62,771
		169,619
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	6,367,400	518,560
Marathon Oil Corp.	9,300,000	298,995
XTO Energy, Inc.	6,100,000	289,872
		1,107,427
TOTAL ENERGY		1,277,046
FINANCIALS - 16.4%
Capital Markets - 4.7%
BlackRock, Inc. Class A	1,325,000	243,800
Franklin Resources, Inc.	550,000	63,602
Goldman Sachs Group, Inc.	1,450,000	210,540
Och-Ziff Capital Management Group LLC Class A	600,000	10,512
		528,454
Commercial Banks - 2.3%
Comerica, Inc.	979,109	41,123
PNC Financial Services Group, Inc.	1,800,000	120,978
Wells Fargo & Co.	3,000,000	99,330
		261,431
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American Express Co.	3,700,000	$ 170,644
Capital One Financial Corp.	2,100,000	91,161
		261,805
Diversified Financial Services - 5.6%
Bank of America Corp.	16,412,700	292,638
JPMorgan Chase & Co.	7,700,000	327,866
KKR Financial Holdings LLC	1,456,700	12,877
		633,381
Insurance - 1.5%
Assured Guaranty Ltd.	1,000,000	21,550
Conseco, Inc. (a)	458,500	2,705
Hartford Financial Services Group, Inc.	3,200,000	91,424
Lincoln National Corp.	900,000	27,531
XL Capital Ltd. Class A	1,700,000	30,260
		173,470
TOTAL FINANCIALS		1,858,541
HEALTH CARE - 11.7%
Biotechnology - 0.7%
Cephalon, Inc. (a)	1,298,000	83,332
Health Care Equipment & Supplies - 2.9%
C. R. Bard, Inc.	400,000	34,612
CareFusion Corp. (a)	2,100,000	57,918
Hospira, Inc. (a)	1,250,000	67,238
Intuitive Surgical, Inc. (a)	200,000	72,112
Kinetic Concepts, Inc. (a)	600,000	25,980
Stryker Corp.	600,000	34,464
Zimmer Holdings, Inc. (a)	600,000	36,546
		328,870
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	1,900,000	58,615
CIGNA Corp.	1,076,000	34,497
Health Net, Inc. (a)	1,524,419	33,568
Humana, Inc. (a)	700,000	32,004
		158,684
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	1,200,000	$ 30,060
Thermo Fisher Scientific, Inc. (a)	850,000	46,988
		77,048
Pharmaceuticals - 6.0%
Johnson & Johnson	1,800,000	115,740
King Pharmaceuticals, Inc. (a)	4,900,000	48,020
Merck & Co., Inc.	3,000,000	105,120
Mylan, Inc. (a)(d)	4,800,000	105,744
Perrigo Co.	520,000	31,736
Pfizer, Inc.	7,300,000	122,056
Sanofi-Aventis	1,000,000	68,226
Valeant Pharmaceuticals International (a)	700,000	31,500
ViroPharma, Inc. (a)	452,471	5,755
Warner Chilcott PLC (a)	1,500,000	42,540
		676,437
TOTAL HEALTH CARE		1,324,371
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
LMI Aerospace, Inc. (a)	200,000	3,452
Raytheon Co.	2,000,000	116,600
United Technologies Corp.	1,400,000	104,930
		224,982
Airlines - 0.2%
Alaska Air Group, Inc. (a)	500,000	20,705
Building Products - 0.6%
Owens Corning (a)	2,044,667	71,114
Construction & Engineering - 0.3%
KBR, Inc.	1,572,200	34,714
Industrial Conglomerates - 5.7%
General Electric Co.	15,200,000	286,672
Siemens AG sponsored ADR (d)	1,141,700	111,476
Tyco International Ltd.	6,542,483	253,783
		651,931
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	3,400,000	125,732
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Oshkosh Co. (a)	1,849,647	$ 71,433
Timken Co.	400,000	14,072
		211,237
Road & Rail - 0.1%
Kansas City Southern (a)	300,000	12,165
TOTAL INDUSTRIALS		1,226,848
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	5,700,000	153,444
CommScope, Inc. (a)	2,500,000	81,450
Harris Corp.	700,000	36,036
Plantronics, Inc.	1,100,000	36,520
		307,450
Computers & Peripherals - 6.5%
Hewlett-Packard Co.	8,900,000	462,533
International Business Machines Corp.	500,000	64,500
Lexmark International, Inc. Class A (a)	800,000	29,640
SanDisk Corp. (a)	1,600,000	63,824
Seagate Technology (a)	1,500,000	27,555
Western Digital Corp. (a)	2,081,608	85,533
		733,585
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	4,700,000	36,425
Jabil Circuit, Inc.	1,800,000	27,576
Vishay Intertechnology, Inc. (a)	1,300,000	13,533
		77,534
Internet Software & Services - 0.0%
Switch & Data Facilities Co., Inc. (a)	100,000	1,919
IT Services - 0.1%
Wright Express Corp. (a)	400,000	13,588
Office Electronics - 1.0%
Xerox Corp.	11,100,000	120,990
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	3,500,000	31,710
Micron Technology, Inc. (a)	12,200,000	114,070
		145,780
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.6%
FactSet Research Systems, Inc.	400,000	$ 30,088
Microsoft Corp.	16,500,000	503,910
Sybase, Inc. (a)(e)	4,910,000	212,996
		746,994
TOTAL INFORMATION TECHNOLOGY		2,147,840
MATERIALS - 3.3%
Chemicals - 1.8%
Ashland, Inc.	1,500,000	89,340
CF Industries Holdings, Inc.	297,900	24,925
Dow Chemical Co.	744,300	22,947
Lubrizol Corp.	300,000	27,102
Solutia, Inc. (a)	1,488,000	26,189
W.R. Grace & Co. (a)	616,500	17,811
		208,314
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	3,200,000	113,408
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	200,000	10,694
Vale SA sponsored ADR	1,500,000	45,945
		56,639
TOTAL MATERIALS		378,361
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,300,000	33,878
Qwest Communications International, Inc.	5,430,279	28,400
		62,278
Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. (a)	300,000	12,726
Sprint Nextel Corp. (a)	6,900,000	29,325
Vodafone Group PLC sponsored ADR	9,500,000	210,900
		252,951
TOTAL TELECOMMUNICATION SERVICES		315,229
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.4%
Independent Power Producers & Energy Traders - 3.4%
AES Corp.	10,000,000	$ 115,400
Constellation Energy Group, Inc.	2,948,000	104,212
NRG Energy, Inc. (a)	6,880,000	166,290
		385,902
TOTAL COMMON STOCKS (Cost $10,136,343)		11,335,977
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.21% (b)	3,338,883	3,339
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	356,966,625	356,967
TOTAL MONEY MARKET FUNDS (Cost $360,306)		360,306
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $10,496,649)		11,696,283
NET OTHER ASSETS - (3.1)%		(354,630)
NET ASSETS - 100%		$ 11,341,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	287
Total	$ 342
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Total	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,212,436	$ 1,212,436	$ -	$ -
Consumer Staples	1,209,403	935,413	273,990	-
Energy	1,277,046	1,277,046	-	-
Financials	1,858,541	1,858,541	-	-
Health Care	1,324,371	1,256,145	68,226	-
Industrials	1,226,848	1,226,848	-	-
Information Technology	2,147,840	2,147,840	-	-
Materials	378,361	378,361	-	-
Telecommunication Services	315,229	315,229	-	-
Utilities	385,902	385,902	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 360,306	$ 360,306	$ -	$ -
Total Investments in Securities:	$ 11,696,283	$ 11,354,067	$ 342,216	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.0%
Belgium	2.4%
United Kingdom	1.9%
Ireland	1.5%
Germany	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $3,897,336,000 of which $1,901,926,000 and $1,995,410,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $343,590) - See accompanying schedule: Unaffiliated issuers (cost $9,984,514)	$ 11,122,981
Fidelity Central Funds (cost $360,306)	360,306
Other affiliated issuers (cost $151,829)	212,996
Total Investments (cost $10,496,649)		$ 11,696,283
Receivable for investments sold		229,123
Receivable for fund shares sold		11,996
Dividends receivable		5,637
Distributions receivable from Fidelity Central Funds		229
Prepaid expenses		17
Other receivables		550
Total assets		11,943,835

Liabilities
Payable for investments purchased	$ 218,331
Payable for fund shares redeemed	20,174
Accrued management fee	4,327
Other affiliated payables	2,139
Other payables and accrued expenses	244
Collateral on securities loaned, at value	356,967
Total liabilities		602,182

Net Assets		$ 11,341,653
Net Assets consist of:
Paid in capital		$ 13,299,844
Undistributed net investment income		19,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,177,557)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,199,660
Net Assets		$ 11,341,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($10,369,508 ÷ 467,381 shares)	$ 22.19

Class K: Net Asset Value, offering price and redemption price per share ($233,488 ÷ 10,523 shares)	$ 22.19

Class F: Net Asset Value, offering price and redemption price per share ($738,657 ÷ 33,301 shares)	$ 22.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 81,662
Interest		4
Income from Fidelity Central Funds		342
Total income		82,008

Expenses
Management fee Basic fee	$ 31,636
Performance adjustment	(4,749)
Transfer agent fees	12,461
Accounting and security lending fees	722
Custodian fees and expenses	141
Independent trustees' compensation	31
Registration fees	40
Audit	43
Legal	33
Interest	3
Miscellaneous	90
Total expenses before reductions	40,451
Expense reductions	(941)	39,510
Net investment income (loss)		42,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	782,099
Other affiliated issuers	10,286
Foreign currency transactions	(34)
Futures contracts	6,885
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		799,242
Change in net unrealized appreciation (depreciation) on: Investment securities	601,464
Assets and liabilities in foreign currencies	26
Futures contracts	552
Total change in net unrealized appreciation (depreciation)		602,042
Net gain (loss)		1,401,284
Net increase (decrease) in net assets resulting from operations		$ 1,443,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,498	$ 129,999
Net realized gain (loss)	799,242	(1,958,006)
Change in net unrealized appreciation (depreciation)	602,042	2,561,703
Net increase (decrease) in net assets resulting from operations	1,443,782	733,696
Distributions to shareholders from net investment income	(121,330)	(134,965)
Share transactions - net increase (decrease)	(769,926)	337,423
Total increase (decrease) in net assets	552,526	936,154

Net Assets
Beginning of period	10,789,127	9,852,973
End of period (including undistributed net investment income of $19,706 and undistributed net investment income of $98,538, respectively)	$ 11,341,653	$ 10,789,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Income from Investment Operations
Net investment income (loss) D	.08	.24	.29	.27	.22	.20 G
Net realized and unrealized gain (loss)	2.61	.96	(12.19)	4.95	4.08	3.28
Total from investment operations	2.69	1.20	(11.90)	5.22	4.30	3.48
Distributions from net investment income	(.22)	(.26)	(.26)	(.19)	(.18)	(.18)
Distributions from net realized gain	-	-	(2.43)	(2.49)	-	-
Total distributions	(.22)	(.26)	(2.69)	(2.68)	(.18)	(.18)
Net asset value, end of period	$ 22.19	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Total Return B,C	13.72%	6.64%	(38.68)%	18.42%	16.16%	14.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of fee waivers, if any	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of all reductions	.71% A	.83%	.87%	.90%	.91%	.87%
Net investment income (loss)	.74% A	1.37%	1.10%	.88%	.76%	.79% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,370	$ 10,530	$ 9,804	$ 11,482	$ 7,694	$ 5,845
Portfolio turnover rate F	148% A	200%	186%	152%	98%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 0.57%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.10	.28	.12
Net realized and unrealized gain (loss)	2.61	.96	(8.71)
Total from investment operations	2.71	1.24	(8.59)
Distributions from net investment income	(.26)	(.29)	-
Net asset value, end of period	$ 22.19	$ 19.74	$ 18.79
Total Return B,C	13.81%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A	.61%	.71% A
Expenses net of fee waivers, if any	.55% A	.61%	.71% A
Expenses net of all reductions	.53% A	.60%	.71% A
Net investment income (loss)	.92% A	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 184	$ 49
Portfolio turnover rate F	148% A	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.10	.02
Net realized and unrealized gain (loss)	2.61	2.20
Total from investment operations	2.71	2.22
Distributions from net investment income	(.27)	-
Net asset value, end of period	$ 22.18	$ 19.74
Total Return B,C	13.83%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.49% A	.50% A
Expenses net of fee waivers, if any	.49% A	.50% A
Expenses net of all reductions	.48% A	.49% A
Net investment income (loss)	.97% A	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 739	$ 75
Portfolio turnover rate F	148% A	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,370,091
Gross unrealized depreciation	(235,338)
Net unrealized appreciation (depreciation)	$ 1,134,753

Tax cost	$ 10,561,530

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract.

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 6,885	$ 552
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 6,885	$ 552

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $6,885 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $552 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,215,599 and $8,999,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 12,406.23
Class K	55.05
	$ 12,461

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $96 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,686	0.39%	$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $287.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $941 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Disciplined Equity	$ 116,715	$ 132,354
Class K	2,464	2,611
Class F	2,151	-
Total	$ 121,330	$ 134,965

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A,B	Six months ended April 30, 2010	Year ended October 31, 2009 A,B
Disciplined Equity
Shares sold	27,264	80,765	$ 580,980	$ 1,370,832
Conversion to Class K	-	(7,396)	-	(131,798)
Reinvestment of distributions	5,559	7,952	115,802	131,216
Shares redeemed	(99,369)	(69,527)	(2,116,501)	(1,229,222)
Net increase (decrease)	(66,546)	11,794	$ (1,419,719)	$ 141,028
Class K
Shares sold	1,844	2,494	$ 40,473	$ 42,351
Conversion from Disciplined Equity	-	7,392	-	131,798
Reinvestment of distributions	118	158	2,464	2,611
Shares redeemed	(737)	(3,351)	(15,674)	(59,298)
Net increase (decrease)	1,225	6,693	$ 27,263	$ 117,462
Class F
Shares sold	32,568	3,867	$ 688,958	$ 79,938
Reinvestment of distributions	103	-	2,151	-
Shares redeemed	(3,188)	(49)	(68,579)	(1,005)
Net increase (decrease)	29,483	3,818	$ 622,530	$ 78,933

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Disciplined Equity are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 15% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FDE-USAN-0610
1.784913.107

Fidelity®
Disciplined Equity
Fund -
Class F

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Disciplined Equity	.73%
Actual		$ 1,000.00	$ 1,137.20	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Class K	.55%
Actual		$ 1,000.00	$ 1,138.10	$ 2.92
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76
Class F	.49%
Actual		$ 1,000.00	$ 1,138.30	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.8
Microsoft Corp.	4.4	1.0
Hewlett-Packard Co.	4.1	4.4
JPMorgan Chase & Co.	2.9	4.7
Marathon Oil Corp.	2.6	1.8
Bank of America Corp.	2.6	1.0
XTO Energy, Inc.	2.5	0.0
General Electric Co.	2.5	1.0
Anheuser-Busch InBev SA NV	2.4	2.8
Procter & Gamble Co.	2.2	2.9
	30.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.6
Financials	16.4	14.2
Health Care	11.7	13.5
Energy	11.2	12.7
Industrials	10.8	10.4
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.9%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	15.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.1%
TRW Automotive Holdings Corp. (a)	3,721,000	$ 119,853
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	2,000,000	51,960
Starwood Hotels & Resorts Worldwide, Inc.	900,000	49,059
Wyndham Worldwide Corp.	2,758,600	73,958
		174,977
Household Durables - 0.3%
Whirlpool Corp.	300,000	32,661
Media - 3.3%
Time Warner, Inc.	4,900,000	162,092
Viacom, Inc. Class B (non-vtg.) (a)	6,171,200	218,028
		380,120
Multiline Retail - 1.5%
Macy's, Inc.	5,200,000	120,640
Target Corp.	800,000	45,496
		166,136
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900,000	177,840
TJX Companies, Inc.	500,000	23,170
		201,010
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	400,000	16,700
Phillips-Van Heusen Corp.	1,920,000	120,979
		137,679
TOTAL CONSUMER DISCRETIONARY		1,212,436
CONSUMER STAPLES - 10.7%
Beverages - 6.3%
Anheuser-Busch InBev SA NV (d)	5,647,300	273,990
Coca-Cola Enterprises, Inc.	5,700,000	158,061
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,875,577	107,347
Dr Pepper Snapple Group, Inc.	3,800,000	124,374
Grupo Modelo SAB de CV Series C	2,000,000	11,033
Molson Coors Brewing Co. Class B	800,000	35,488
		710,293
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	800,000	42,920
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
Ralcorp Holdings, Inc. (a)	200,000	$ 13,310
Smithfield Foods, Inc. (a)	1,400,000	26,236
The J.M. Smucker Co.	500,000	30,535
Tyson Foods, Inc. Class A	6,700,000	131,253
		201,334
Household Products - 2.2%
Procter & Gamble Co.	4,100,000	254,856
TOTAL CONSUMER STAPLES		1,209,403
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	800,000	12,072
Noble Corp.	2,400,000	94,776
Oil States International, Inc. (a)	1,299,342	62,771
		169,619
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	6,367,400	518,560
Marathon Oil Corp.	9,300,000	298,995
XTO Energy, Inc.	6,100,000	289,872
		1,107,427
TOTAL ENERGY		1,277,046
FINANCIALS - 16.4%
Capital Markets - 4.7%
BlackRock, Inc. Class A	1,325,000	243,800
Franklin Resources, Inc.	550,000	63,602
Goldman Sachs Group, Inc.	1,450,000	210,540
Och-Ziff Capital Management Group LLC Class A	600,000	10,512
		528,454
Commercial Banks - 2.3%
Comerica, Inc.	979,109	41,123
PNC Financial Services Group, Inc.	1,800,000	120,978
Wells Fargo & Co.	3,000,000	99,330
		261,431
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American Express Co.	3,700,000	$ 170,644
Capital One Financial Corp.	2,100,000	91,161
		261,805
Diversified Financial Services - 5.6%
Bank of America Corp.	16,412,700	292,638
JPMorgan Chase & Co.	7,700,000	327,866
KKR Financial Holdings LLC	1,456,700	12,877
		633,381
Insurance - 1.5%
Assured Guaranty Ltd.	1,000,000	21,550
Conseco, Inc. (a)	458,500	2,705
Hartford Financial Services Group, Inc.	3,200,000	91,424
Lincoln National Corp.	900,000	27,531
XL Capital Ltd. Class A	1,700,000	30,260
		173,470
TOTAL FINANCIALS		1,858,541
HEALTH CARE - 11.7%
Biotechnology - 0.7%
Cephalon, Inc. (a)	1,298,000	83,332
Health Care Equipment & Supplies - 2.9%
C. R. Bard, Inc.	400,000	34,612
CareFusion Corp. (a)	2,100,000	57,918
Hospira, Inc. (a)	1,250,000	67,238
Intuitive Surgical, Inc. (a)	200,000	72,112
Kinetic Concepts, Inc. (a)	600,000	25,980
Stryker Corp.	600,000	34,464
Zimmer Holdings, Inc. (a)	600,000	36,546
		328,870
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	1,900,000	58,615
CIGNA Corp.	1,076,000	34,497
Health Net, Inc. (a)	1,524,419	33,568
Humana, Inc. (a)	700,000	32,004
		158,684
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	1,200,000	$ 30,060
Thermo Fisher Scientific, Inc. (a)	850,000	46,988
		77,048
Pharmaceuticals - 6.0%
Johnson & Johnson	1,800,000	115,740
King Pharmaceuticals, Inc. (a)	4,900,000	48,020
Merck & Co., Inc.	3,000,000	105,120
Mylan, Inc. (a)(d)	4,800,000	105,744
Perrigo Co.	520,000	31,736
Pfizer, Inc.	7,300,000	122,056
Sanofi-Aventis	1,000,000	68,226
Valeant Pharmaceuticals International (a)	700,000	31,500
ViroPharma, Inc. (a)	452,471	5,755
Warner Chilcott PLC (a)	1,500,000	42,540
		676,437
TOTAL HEALTH CARE		1,324,371
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
LMI Aerospace, Inc. (a)	200,000	3,452
Raytheon Co.	2,000,000	116,600
United Technologies Corp.	1,400,000	104,930
		224,982
Airlines - 0.2%
Alaska Air Group, Inc. (a)	500,000	20,705
Building Products - 0.6%
Owens Corning (a)	2,044,667	71,114
Construction & Engineering - 0.3%
KBR, Inc.	1,572,200	34,714
Industrial Conglomerates - 5.7%
General Electric Co.	15,200,000	286,672
Siemens AG sponsored ADR (d)	1,141,700	111,476
Tyco International Ltd.	6,542,483	253,783
		651,931
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	3,400,000	125,732
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Oshkosh Co. (a)	1,849,647	$ 71,433
Timken Co.	400,000	14,072
		211,237
Road & Rail - 0.1%
Kansas City Southern (a)	300,000	12,165
TOTAL INDUSTRIALS		1,226,848
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	5,700,000	153,444
CommScope, Inc. (a)	2,500,000	81,450
Harris Corp.	700,000	36,036
Plantronics, Inc.	1,100,000	36,520
		307,450
Computers & Peripherals - 6.5%
Hewlett-Packard Co.	8,900,000	462,533
International Business Machines Corp.	500,000	64,500
Lexmark International, Inc. Class A (a)	800,000	29,640
SanDisk Corp. (a)	1,600,000	63,824
Seagate Technology (a)	1,500,000	27,555
Western Digital Corp. (a)	2,081,608	85,533
		733,585
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	4,700,000	36,425
Jabil Circuit, Inc.	1,800,000	27,576
Vishay Intertechnology, Inc. (a)	1,300,000	13,533
		77,534
Internet Software & Services - 0.0%
Switch & Data Facilities Co., Inc. (a)	100,000	1,919
IT Services - 0.1%
Wright Express Corp. (a)	400,000	13,588
Office Electronics - 1.0%
Xerox Corp.	11,100,000	120,990
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	3,500,000	31,710
Micron Technology, Inc. (a)	12,200,000	114,070
		145,780
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.6%
FactSet Research Systems, Inc.	400,000	$ 30,088
Microsoft Corp.	16,500,000	503,910
Sybase, Inc. (a)(e)	4,910,000	212,996
		746,994
TOTAL INFORMATION TECHNOLOGY		2,147,840
MATERIALS - 3.3%
Chemicals - 1.8%
Ashland, Inc.	1,500,000	89,340
CF Industries Holdings, Inc.	297,900	24,925
Dow Chemical Co.	744,300	22,947
Lubrizol Corp.	300,000	27,102
Solutia, Inc. (a)	1,488,000	26,189
W.R. Grace & Co. (a)	616,500	17,811
		208,314
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	3,200,000	113,408
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	200,000	10,694
Vale SA sponsored ADR	1,500,000	45,945
		56,639
TOTAL MATERIALS		378,361
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,300,000	33,878
Qwest Communications International, Inc.	5,430,279	28,400
		62,278
Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. (a)	300,000	12,726
Sprint Nextel Corp. (a)	6,900,000	29,325
Vodafone Group PLC sponsored ADR	9,500,000	210,900
		252,951
TOTAL TELECOMMUNICATION SERVICES		315,229
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.4%
Independent Power Producers & Energy Traders - 3.4%
AES Corp.	10,000,000	$ 115,400
Constellation Energy Group, Inc.	2,948,000	104,212
NRG Energy, Inc. (a)	6,880,000	166,290
		385,902
TOTAL COMMON STOCKS (Cost $10,136,343)		11,335,977
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.21% (b)	3,338,883	3,339
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	356,966,625	356,967
TOTAL MONEY MARKET FUNDS (Cost $360,306)		360,306
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $10,496,649)		11,696,283
NET OTHER ASSETS - (3.1)%		(354,630)
NET ASSETS - 100%		$ 11,341,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	287
Total	$ 342
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Total	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,212,436	$ 1,212,436	$ -	$ -
Consumer Staples	1,209,403	935,413	273,990	-
Energy	1,277,046	1,277,046	-	-
Financials	1,858,541	1,858,541	-	-
Health Care	1,324,371	1,256,145	68,226	-
Industrials	1,226,848	1,226,848	-	-
Information Technology	2,147,840	2,147,840	-	-
Materials	378,361	378,361	-	-
Telecommunication Services	315,229	315,229	-	-
Utilities	385,902	385,902	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 360,306	$ 360,306	$ -	$ -
Total Investments in Securities:	$ 11,696,283	$ 11,354,067	$ 342,216	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.0%
Belgium	2.4%
United Kingdom	1.9%
Ireland	1.5%
Germany	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $3,897,336,000 of which $1,901,926,000 and $1,995,410,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $343,590) - See accompanying schedule: Unaffiliated issuers (cost $9,984,514)	$ 11,122,981
Fidelity Central Funds (cost $360,306)	360,306
Other affiliated issuers (cost $151,829)	212,996
Total Investments (cost $10,496,649)		$ 11,696,283
Receivable for investments sold		229,123
Receivable for fund shares sold		11,996
Dividends receivable		5,637
Distributions receivable from Fidelity Central Funds		229
Prepaid expenses		17
Other receivables		550
Total assets		11,943,835

Liabilities
Payable for investments purchased	$ 218,331
Payable for fund shares redeemed	20,174
Accrued management fee	4,327
Other affiliated payables	2,139
Other payables and accrued expenses	244
Collateral on securities loaned, at value	356,967
Total liabilities		602,182

Net Assets		$ 11,341,653
Net Assets consist of:
Paid in capital		$ 13,299,844
Undistributed net investment income		19,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,177,557)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,199,660
Net Assets		$ 11,341,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($10,369,508 ÷ 467,381 shares)	$ 22.19

Class K: Net Asset Value, offering price and redemption price per share ($233,488 ÷ 10,523 shares)	$ 22.19

Class F: Net Asset Value, offering price and redemption price per share ($738,657 ÷ 33,301 shares)	$ 22.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 81,662
Interest		4
Income from Fidelity Central Funds		342
Total income		82,008

Expenses
Management fee Basic fee	$ 31,636
Performance adjustment	(4,749)
Transfer agent fees	12,461
Accounting and security lending fees	722
Custodian fees and expenses	141
Independent trustees' compensation	31
Registration fees	40
Audit	43
Legal	33
Interest	3
Miscellaneous	90
Total expenses before reductions	40,451
Expense reductions	(941)	39,510
Net investment income (loss)		42,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	782,099
Other affiliated issuers	10,286
Foreign currency transactions	(34)
Futures contracts	6,885
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		799,242
Change in net unrealized appreciation (depreciation) on: Investment securities	601,464
Assets and liabilities in foreign currencies	26
Futures contracts	552
Total change in net unrealized appreciation (depreciation)		602,042
Net gain (loss)		1,401,284
Net increase (decrease) in net assets resulting from operations		$ 1,443,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,498	$ 129,999
Net realized gain (loss)	799,242	(1,958,006)
Change in net unrealized appreciation (depreciation)	602,042	2,561,703
Net increase (decrease) in net assets resulting from operations	1,443,782	733,696
Distributions to shareholders from net investment income	(121,330)	(134,965)
Share transactions - net increase (decrease)	(769,926)	337,423
Total increase (decrease) in net assets	552,526	936,154

Net Assets
Beginning of period	10,789,127	9,852,973
End of period (including undistributed net investment income of $19,706 and undistributed net investment income of $98,538, respectively)	$ 11,341,653	$ 10,789,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Income from Investment Operations
Net investment income (loss) D	.08	.24	.29	.27	.22	.20 G
Net realized and unrealized gain (loss)	2.61	.96	(12.19)	4.95	4.08	3.28
Total from investment operations	2.69	1.20	(11.90)	5.22	4.30	3.48
Distributions from net investment income	(.22)	(.26)	(.26)	(.19)	(.18)	(.18)
Distributions from net realized gain	-	-	(2.43)	(2.49)	-	-
Total distributions	(.22)	(.26)	(2.69)	(2.68)	(.18)	(.18)
Net asset value, end of period	$ 22.19	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Total Return B,C	13.72%	6.64%	(38.68)%	18.42%	16.16%	14.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of fee waivers, if any	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of all reductions	.71% A	.83%	.87%	.90%	.91%	.87%
Net investment income (loss)	.74% A	1.37%	1.10%	.88%	.76%	.79% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,370	$ 10,530	$ 9,804	$ 11,482	$ 7,694	$ 5,845
Portfolio turnover rate F	148% A	200%	186%	152%	98%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 0.57%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.10	.28	.12
Net realized and unrealized gain (loss)	2.61	.96	(8.71)
Total from investment operations	2.71	1.24	(8.59)
Distributions from net investment income	(.26)	(.29)	-
Net asset value, end of period	$ 22.19	$ 19.74	$ 18.79
Total Return B,C	13.81%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A	.61%	.71% A
Expenses net of fee waivers, if any	.55% A	.61%	.71% A
Expenses net of all reductions	.53% A	.60%	.71% A
Net investment income (loss)	.92% A	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 184	$ 49
Portfolio turnover rate F	148% A	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.10	.02
Net realized and unrealized gain (loss)	2.61	2.20
Total from investment operations	2.71	2.22
Distributions from net investment income	(.27)	-
Net asset value, end of period	$ 22.18	$ 19.74
Total Return B,C	13.83%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.49% A	.50% A
Expenses net of fee waivers, if any	.49% A	.50% A
Expenses net of all reductions	.48% A	.49% A
Net investment income (loss)	.97% A	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 739	$ 75
Portfolio turnover rate F	148% A	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,370,091
Gross unrealized depreciation	(235,338)
Net unrealized appreciation (depreciation)	$ 1,134,753

Tax cost	$ 10,561,530

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract.

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 6,885	$ 552
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 6,885	$ 552

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $6,885 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $552 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,215,599 and $8,999,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 12,406.23
Class K	55.05
	$ 12,461

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $96 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,686	0.39%	$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $287.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $941 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Disciplined Equity	$ 116,715	$ 132,354
Class K	2,464	2,611
Class F	2,151	-
Total	$ 121,330	$ 134,965

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A,B	Six months ended April 30, 2010	Year ended October 31, 2009 A,B
Disciplined Equity
Shares sold	27,264	80,765	$ 580,980	$ 1,370,832
Conversion to Class K	-	(7,396)	-	(131,798)
Reinvestment of distributions	5,559	7,952	115,802	131,216
Shares redeemed	(99,369)	(69,527)	(2,116,501)	(1,229,222)
Net increase (decrease)	(66,546)	11,794	$ (1,419,719)	$ 141,028
Class K
Shares sold	1,844	2,494	$ 40,473	$ 42,351
Conversion from Disciplined Equity	-	7,392	-	131,798
Reinvestment of distributions	118	158	2,464	2,611
Shares redeemed	(737)	(3,351)	(15,674)	(59,298)
Net increase (decrease)	1,225	6,693	$ 27,263	$ 117,462
Class F
Shares sold	32,568	3,867	$ 688,958	$ 79,938
Reinvestment of distributions	103	-	2,151	-
Shares redeemed	(3,188)	(49)	(68,579)	(1,005)
Net increase (decrease)	29,483	3,818	$ 622,530	$ 78,933

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Disciplined Equity are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 15% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-F-SANN-0610
1.891699.100

Fidelity®
Disciplined Equity
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Disciplined Equity	.73%
Actual		$ 1,000.00	$ 1,137.20	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Class K	.55%
Actual		$ 1,000.00	$ 1,138.10	$ 2.92
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76
Class F	.49%
Actual		$ 1,000.00	$ 1,138.30	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.8
Microsoft Corp.	4.4	1.0
Hewlett-Packard Co.	4.1	4.4
JPMorgan Chase & Co.	2.9	4.7
Marathon Oil Corp.	2.6	1.8
Bank of America Corp.	2.6	1.0
XTO Energy, Inc.	2.5	0.0
General Electric Co.	2.5	1.0
Anheuser-Busch InBev SA NV	2.4	2.8
Procter & Gamble Co.	2.2	2.9
	30.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.6
Financials	16.4	14.2
Health Care	11.7	13.5
Energy	11.2	12.7
Industrials	10.8	10.4
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.9%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	15.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.1%
TRW Automotive Holdings Corp. (a)	3,721,000	$ 119,853
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	2,000,000	51,960
Starwood Hotels & Resorts Worldwide, Inc.	900,000	49,059
Wyndham Worldwide Corp.	2,758,600	73,958
		174,977
Household Durables - 0.3%
Whirlpool Corp.	300,000	32,661
Media - 3.3%
Time Warner, Inc.	4,900,000	162,092
Viacom, Inc. Class B (non-vtg.) (a)	6,171,200	218,028
		380,120
Multiline Retail - 1.5%
Macy's, Inc.	5,200,000	120,640
Target Corp.	800,000	45,496
		166,136
Specialty Retail - 1.8%
Best Buy Co., Inc.	3,900,000	177,840
TJX Companies, Inc.	500,000	23,170
		201,010
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	400,000	16,700
Phillips-Van Heusen Corp.	1,920,000	120,979
		137,679
TOTAL CONSUMER DISCRETIONARY		1,212,436
CONSUMER STAPLES - 10.7%
Beverages - 6.3%
Anheuser-Busch InBev SA NV (d)	5,647,300	273,990
Coca-Cola Enterprises, Inc.	5,700,000	158,061
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,875,577	107,347
Dr Pepper Snapple Group, Inc.	3,800,000	124,374
Grupo Modelo SAB de CV Series C	2,000,000	11,033
Molson Coors Brewing Co. Class B	800,000	35,488
		710,293
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	800,000	42,920
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
Ralcorp Holdings, Inc. (a)	200,000	$ 13,310
Smithfield Foods, Inc. (a)	1,400,000	26,236
The J.M. Smucker Co.	500,000	30,535
Tyson Foods, Inc. Class A	6,700,000	131,253
		201,334
Household Products - 2.2%
Procter & Gamble Co.	4,100,000	254,856
TOTAL CONSUMER STAPLES		1,209,403
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	800,000	12,072
Noble Corp.	2,400,000	94,776
Oil States International, Inc. (a)	1,299,342	62,771
		169,619
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	6,367,400	518,560
Marathon Oil Corp.	9,300,000	298,995
XTO Energy, Inc.	6,100,000	289,872
		1,107,427
TOTAL ENERGY		1,277,046
FINANCIALS - 16.4%
Capital Markets - 4.7%
BlackRock, Inc. Class A	1,325,000	243,800
Franklin Resources, Inc.	550,000	63,602
Goldman Sachs Group, Inc.	1,450,000	210,540
Och-Ziff Capital Management Group LLC Class A	600,000	10,512
		528,454
Commercial Banks - 2.3%
Comerica, Inc.	979,109	41,123
PNC Financial Services Group, Inc.	1,800,000	120,978
Wells Fargo & Co.	3,000,000	99,330
		261,431
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.3%
American Express Co.	3,700,000	$ 170,644
Capital One Financial Corp.	2,100,000	91,161
		261,805
Diversified Financial Services - 5.6%
Bank of America Corp.	16,412,700	292,638
JPMorgan Chase & Co.	7,700,000	327,866
KKR Financial Holdings LLC	1,456,700	12,877
		633,381
Insurance - 1.5%
Assured Guaranty Ltd.	1,000,000	21,550
Conseco, Inc. (a)	458,500	2,705
Hartford Financial Services Group, Inc.	3,200,000	91,424
Lincoln National Corp.	900,000	27,531
XL Capital Ltd. Class A	1,700,000	30,260
		173,470
TOTAL FINANCIALS		1,858,541
HEALTH CARE - 11.7%
Biotechnology - 0.7%
Cephalon, Inc. (a)	1,298,000	83,332
Health Care Equipment & Supplies - 2.9%
C. R. Bard, Inc.	400,000	34,612
CareFusion Corp. (a)	2,100,000	57,918
Hospira, Inc. (a)	1,250,000	67,238
Intuitive Surgical, Inc. (a)	200,000	72,112
Kinetic Concepts, Inc. (a)	600,000	25,980
Stryker Corp.	600,000	34,464
Zimmer Holdings, Inc. (a)	600,000	36,546
		328,870
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	1,900,000	58,615
CIGNA Corp.	1,076,000	34,497
Health Net, Inc. (a)	1,524,419	33,568
Humana, Inc. (a)	700,000	32,004
		158,684
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	1,200,000	$ 30,060
Thermo Fisher Scientific, Inc. (a)	850,000	46,988
		77,048
Pharmaceuticals - 6.0%
Johnson & Johnson	1,800,000	115,740
King Pharmaceuticals, Inc. (a)	4,900,000	48,020
Merck & Co., Inc.	3,000,000	105,120
Mylan, Inc. (a)(d)	4,800,000	105,744
Perrigo Co.	520,000	31,736
Pfizer, Inc.	7,300,000	122,056
Sanofi-Aventis	1,000,000	68,226
Valeant Pharmaceuticals International (a)	700,000	31,500
ViroPharma, Inc. (a)	452,471	5,755
Warner Chilcott PLC (a)	1,500,000	42,540
		676,437
TOTAL HEALTH CARE		1,324,371
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
LMI Aerospace, Inc. (a)	200,000	3,452
Raytheon Co.	2,000,000	116,600
United Technologies Corp.	1,400,000	104,930
		224,982
Airlines - 0.2%
Alaska Air Group, Inc. (a)	500,000	20,705
Building Products - 0.6%
Owens Corning (a)	2,044,667	71,114
Construction & Engineering - 0.3%
KBR, Inc.	1,572,200	34,714
Industrial Conglomerates - 5.7%
General Electric Co.	15,200,000	286,672
Siemens AG sponsored ADR (d)	1,141,700	111,476
Tyco International Ltd.	6,542,483	253,783
		651,931
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	3,400,000	125,732
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Oshkosh Co. (a)	1,849,647	$ 71,433
Timken Co.	400,000	14,072
		211,237
Road & Rail - 0.1%
Kansas City Southern (a)	300,000	12,165
TOTAL INDUSTRIALS		1,226,848
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	5,700,000	153,444
CommScope, Inc. (a)	2,500,000	81,450
Harris Corp.	700,000	36,036
Plantronics, Inc.	1,100,000	36,520
		307,450
Computers & Peripherals - 6.5%
Hewlett-Packard Co.	8,900,000	462,533
International Business Machines Corp.	500,000	64,500
Lexmark International, Inc. Class A (a)	800,000	29,640
SanDisk Corp. (a)	1,600,000	63,824
Seagate Technology (a)	1,500,000	27,555
Western Digital Corp. (a)	2,081,608	85,533
		733,585
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	4,700,000	36,425
Jabil Circuit, Inc.	1,800,000	27,576
Vishay Intertechnology, Inc. (a)	1,300,000	13,533
		77,534
Internet Software & Services - 0.0%
Switch & Data Facilities Co., Inc. (a)	100,000	1,919
IT Services - 0.1%
Wright Express Corp. (a)	400,000	13,588
Office Electronics - 1.0%
Xerox Corp.	11,100,000	120,990
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)	3,500,000	31,710
Micron Technology, Inc. (a)	12,200,000	114,070
		145,780
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.6%
FactSet Research Systems, Inc.	400,000	$ 30,088
Microsoft Corp.	16,500,000	503,910
Sybase, Inc. (a)(e)	4,910,000	212,996
		746,994
TOTAL INFORMATION TECHNOLOGY		2,147,840
MATERIALS - 3.3%
Chemicals - 1.8%
Ashland, Inc.	1,500,000	89,340
CF Industries Holdings, Inc.	297,900	24,925
Dow Chemical Co.	744,300	22,947
Lubrizol Corp.	300,000	27,102
Solutia, Inc. (a)	1,488,000	26,189
W.R. Grace & Co. (a)	616,500	17,811
		208,314
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	3,200,000	113,408
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	200,000	10,694
Vale SA sponsored ADR	1,500,000	45,945
		56,639
TOTAL MATERIALS		378,361
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,300,000	33,878
Qwest Communications International, Inc.	5,430,279	28,400
		62,278
Wireless Telecommunication Services - 2.2%
NII Holdings, Inc. (a)	300,000	12,726
Sprint Nextel Corp. (a)	6,900,000	29,325
Vodafone Group PLC sponsored ADR	9,500,000	210,900
		252,951
TOTAL TELECOMMUNICATION SERVICES		315,229
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.4%
Independent Power Producers & Energy Traders - 3.4%
AES Corp.	10,000,000	$ 115,400
Constellation Energy Group, Inc.	2,948,000	104,212
NRG Energy, Inc. (a)	6,880,000	166,290
		385,902
TOTAL COMMON STOCKS (Cost $10,136,343)		11,335,977
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.21% (b)	3,338,883	3,339
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	356,966,625	356,967
TOTAL MONEY MARKET FUNDS (Cost $360,306)		360,306
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $10,496,649)		11,696,283
NET OTHER ASSETS - (3.1)%		(354,630)
NET ASSETS - 100%		$ 11,341,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	287
Total	$ 342
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Total	$ 206,108	$ 13,774	$ 25,901	$ -	$ 212,996
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,212,436	$ 1,212,436	$ -	$ -
Consumer Staples	1,209,403	935,413	273,990	-
Energy	1,277,046	1,277,046	-	-
Financials	1,858,541	1,858,541	-	-
Health Care	1,324,371	1,256,145	68,226	-
Industrials	1,226,848	1,226,848	-	-
Information Technology	2,147,840	2,147,840	-	-
Materials	378,361	378,361	-	-
Telecommunication Services	315,229	315,229	-	-
Utilities	385,902	385,902	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 360,306	$ 360,306	$ -	$ -
Total Investments in Securities:	$ 11,696,283	$ 11,354,067	$ 342,216	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Switzerland	3.0%
Belgium	2.4%
United Kingdom	1.9%
Ireland	1.5%
Germany	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $3,897,336,000 of which $1,901,926,000 and $1,995,410,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $343,590) - See accompanying schedule: Unaffiliated issuers (cost $9,984,514)	$ 11,122,981
Fidelity Central Funds (cost $360,306)	360,306
Other affiliated issuers (cost $151,829)	212,996
Total Investments (cost $10,496,649)		$ 11,696,283
Receivable for investments sold		229,123
Receivable for fund shares sold		11,996
Dividends receivable		5,637
Distributions receivable from Fidelity Central Funds		229
Prepaid expenses		17
Other receivables		550
Total assets		11,943,835

Liabilities
Payable for investments purchased	$ 218,331
Payable for fund shares redeemed	20,174
Accrued management fee	4,327
Other affiliated payables	2,139
Other payables and accrued expenses	244
Collateral on securities loaned, at value	356,967
Total liabilities		602,182

Net Assets		$ 11,341,653
Net Assets consist of:
Paid in capital		$ 13,299,844
Undistributed net investment income		19,706
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,177,557)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,199,660
Net Assets		$ 11,341,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($10,369,508 ÷ 467,381 shares)	$ 22.19

Class K: Net Asset Value, offering price and redemption price per share ($233,488 ÷ 10,523 shares)	$ 22.19

Class F: Net Asset Value, offering price and redemption price per share ($738,657 ÷ 33,301 shares)	$ 22.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 81,662
Interest		4
Income from Fidelity Central Funds		342
Total income		82,008

Expenses
Management fee Basic fee	$ 31,636
Performance adjustment	(4,749)
Transfer agent fees	12,461
Accounting and security lending fees	722
Custodian fees and expenses	141
Independent trustees' compensation	31
Registration fees	40
Audit	43
Legal	33
Interest	3
Miscellaneous	90
Total expenses before reductions	40,451
Expense reductions	(941)	39,510
Net investment income (loss)		42,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	782,099
Other affiliated issuers	10,286
Foreign currency transactions	(34)
Futures contracts	6,885
Capital gain distributions from Fidelity Central Funds	6
Total net realized gain (loss)		799,242
Change in net unrealized appreciation (depreciation) on: Investment securities	601,464
Assets and liabilities in foreign currencies	26
Futures contracts	552
Total change in net unrealized appreciation (depreciation)		602,042
Net gain (loss)		1,401,284
Net increase (decrease) in net assets resulting from operations		$ 1,443,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,498	$ 129,999
Net realized gain (loss)	799,242	(1,958,006)
Change in net unrealized appreciation (depreciation)	602,042	2,561,703
Net increase (decrease) in net assets resulting from operations	1,443,782	733,696
Distributions to shareholders from net investment income	(121,330)	(134,965)
Share transactions - net increase (decrease)	(769,926)	337,423
Total increase (decrease) in net assets	552,526	936,154

Net Assets
Beginning of period	10,789,127	9,852,973
End of period (including undistributed net investment income of $19,706 and undistributed net investment income of $98,538, respectively)	$ 11,341,653	$ 10,789,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71	$ 23.41
Income from Investment Operations
Net investment income (loss) D	.08	.24	.29	.27	.22	.20 G
Net realized and unrealized gain (loss)	2.61	.96	(12.19)	4.95	4.08	3.28
Total from investment operations	2.69	1.20	(11.90)	5.22	4.30	3.48
Distributions from net investment income	(.22)	(.26)	(.26)	(.19)	(.18)	(.18)
Distributions from net realized gain	-	-	(2.43)	(2.49)	-	-
Total distributions	(.22)	(.26)	(2.69)	(2.68)	(.18)	(.18)
Net asset value, end of period	$ 22.19	$ 19.72	$ 18.78	$ 33.37	$ 30.83	$ 26.71
Total Return B,C	13.72%	6.64%	(38.68)%	18.42%	16.16%	14.92%
Ratios to Average Net Assets E,H
Expenses before reductions	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of fee waivers, if any	.73% A	.84%	.87%	.91%	.92%	.89%
Expenses net of all reductions	.71% A	.83%	.87%	.90%	.91%	.87%
Net investment income (loss)	.74% A	1.37%	1.10%	.88%	.76%	.79% G
Supplemental Data
Net assets, end of period (in millions)	$ 10,370	$ 10,530	$ 9,804	$ 11,482	$ 7,694	$ 5,845
Portfolio turnover rate F	148% A	200%	186%	152%	98%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 0.57%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.10	.28	.12
Net realized and unrealized gain (loss)	2.61	.96	(8.71)
Total from investment operations	2.71	1.24	(8.59)
Distributions from net investment income	(.26)	(.29)	-
Net asset value, end of period	$ 22.19	$ 19.74	$ 18.79
Total Return B,C	13.81%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A	.61%	.71% A
Expenses net of fee waivers, if any	.55% A	.61%	.71% A
Expenses net of all reductions	.53% A	.60%	.71% A
Net investment income (loss)	.92% A	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 184	$ 49
Portfolio turnover rate F	148% A	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2010	Year ended October 31,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.10	.02
Net realized and unrealized gain (loss)	2.61	2.20
Total from investment operations	2.71	2.22
Distributions from net investment income	(.27)	-
Net asset value, end of period	$ 22.18	$ 19.74
Total Return B,C	13.83%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.49% A	.50% A
Expenses net of fee waivers, if any	.49% A	.50% A
Expenses net of all reductions	.48% A	.49% A
Net investment income (loss)	.97% A	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 739	$ 75
Portfolio turnover rate F	148% A	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,370,091
Gross unrealized depreciation	(235,338)
Net unrealized appreciation (depreciation)	$ 1,134,753

Tax cost	$ 10,561,530

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract.

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 6,885	$ 552
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 6,885	$ 552

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $6,885 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $552 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,215,599 and $8,999,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Disciplined Equity, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 12,406.23
Class K	55.05
	$ 12,461

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $96 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,686	0.39%	$ 3

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

7. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $287.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $941 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A
From net investment income
Disciplined Equity	$ 116,715	$ 132,354
Class K	2,464	2,611
Class F	2,151	-
Total	$ 121,330	$ 134,965

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009 A,B	Six months ended April 30, 2010	Year ended October 31, 2009 A,B
Disciplined Equity
Shares sold	27,264	80,765	$ 580,980	$ 1,370,832
Conversion to Class K	-	(7,396)	-	(131,798)
Reinvestment of distributions	5,559	7,952	115,802	131,216
Shares redeemed	(99,369)	(69,527)	(2,116,501)	(1,229,222)
Net increase (decrease)	(66,546)	11,794	$ (1,419,719)	$ 141,028
Class K
Shares sold	1,844	2,494	$ 40,473	$ 42,351
Conversion from Disciplined Equity	-	7,392	-	131,798
Reinvestment of distributions	118	158	2,464	2,611
Shares redeemed	(737)	(3,351)	(15,674)	(59,298)
Net increase (decrease)	1,225	6,693	$ 27,263	$ 117,462
Class F
Shares sold	32,568	3,867	$ 688,958	$ 79,938
Reinvestment of distributions	103	-	2,151	-
Shares redeemed	(3,188)	(49)	(68,579)	(1,005)
Net increase (decrease)	29,483	3,818	$ 622,530	$ 78,933

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

B Conversion transactions for Class K and Disciplined Equity are presented for the period November 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 15% and 13%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-K-USAN-0610
1.863078.101

Fidelity® Focused Stock
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	1.00%	$ 1,000.00	$ 1,181.00	$ 5.41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.84	$ 5.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	6.0	5.0
Cummins, Inc.	5.5	0.0
American Express Co.	5.4	4.1
Apple, Inc.	5.3	4.9
Occidental Petroleum Corp.	5.0	5.0
Comerica, Inc.	4.9	1.8
Teradyne, Inc.	4.7	1.8
Estee Lauder Companies, Inc. Class A	3.9	0.0
Life Technologies Corp.	3.6	2.8
Bank of America Corp.	3.4	0.0
	47.7
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	25.0
Industrials	19.4	14.6
Financials	16.7	15.0
Consumer Discretionary	11.6	12.1
Energy	11.4	9.5
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 96.9%		Stocks 93.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	3.9%	** Foreign investments	8.8%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 2.0%
WMS Industries, Inc. (a)	55,099	$ 2,756,052
Household Durables - 0.4%
iRobot Corp. (a)(d)	25,000	504,500
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	21,300	2,919,378
Media - 2.8%
Viacom, Inc. Class B (non-vtg.) (a)	104,900	3,706,117
Multiline Retail - 0.3%
Dollarama, Inc.	13,900	341,687
Dollarama, Inc. (e)	4,400	108,160
		449,847
Specialty Retail - 3.8%
Jos. A. Bank Clothiers, Inc. (a)	18,000	1,095,480
TJX Companies, Inc.	85,000	3,938,900
		5,034,380
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	2,700	170,127
TOTAL CONSUMER DISCRETIONARY		15,540,401
CONSUMER STAPLES - 4.9%
Food Products - 1.0%
Diamond Foods, Inc. (d)	31,400	1,341,094
Personal Products - 3.9%
Estee Lauder Companies, Inc. Class A	79,000	5,207,680
TOTAL CONSUMER STAPLES		6,548,774
ENERGY - 11.4%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	73,000	3,632,480
Oil, Gas & Consumable Fuels - 8.7%
Occidental Petroleum Corp.	75,100	6,658,366
Peabody Energy Corp.	77,000	3,597,440
Plains Exploration & Production Co. (a)	46,700	1,368,777
		11,624,583
TOTAL ENERGY		15,257,063
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.7%
Commercial Banks - 5.6%
Comerica, Inc.	155,000	$ 6,510,000
Huntington Bancshares, Inc.	138,000	934,260
		7,444,260
Consumer Finance - 5.4%
American Express Co.	156,500	7,217,780
Diversified Financial Services - 3.4%
Bank of America Corp.	258,000	4,600,140
Insurance - 2.3%
Berkshire Hathaway, Inc. Class B (a)	40,000	3,080,000
TOTAL FINANCIALS		22,342,180
HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	36,000	3,710,880
ev3, Inc. (a)	46,108	882,046
Wright Medical Group, Inc. (a)	11,100	208,458
		4,801,384
Health Care Providers & Services - 1.9%
Express Scripts, Inc. (a)	26,000	2,603,380
Life Sciences Tools & Services - 3.6%
Life Technologies Corp. (a)	89,000	4,869,190
Pharmaceuticals - 1.3%
Perrigo Co.	28,000	1,708,840
TOTAL HEALTH CARE		13,982,794
INDUSTRIALS - 19.4%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	21,100	2,707,974
Airlines - 2.5%
Southwest Airlines Co.	249,000	3,281,820
Commercial Services & Supplies - 0.3%
Steelcase, Inc. Class A	57,000	467,970
Industrial Conglomerates - 3.1%
General Electric Co.	219,000	4,130,340
Machinery - 5.5%
Cummins, Inc.	101,500	7,331,345
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 6.0%
Union Pacific Corp.	106,000	$ 8,019,959
TOTAL INDUSTRIALS		25,939,408
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	144,400	3,887,248
Computers & Peripherals - 5.3%
Apple, Inc. (a)	27,100	7,076,352
Semiconductors & Semiconductor Equipment - 11.2%
Avago Technologies Ltd.	111,200	2,281,824
Marvell Technology Group Ltd. (a)	119,000	2,457,350
Skyworks Solutions, Inc. (a)	230,000	3,873,200
Teradyne, Inc. (a)(d)	517,661	6,330,994
		14,943,368
Software - 3.1%
Citrix Systems, Inc. (a)	90,000	4,230,000
TOTAL INFORMATION TECHNOLOGY		30,136,968
TOTAL COMMON STOCKS (Cost $109,042,448)		129,747,588
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.21% (b)	1,472,052	1,472,052
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,126,550	3,126,550
TOTAL MONEY MARKET FUNDS (Cost $4,598,602)		4,598,602
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $113,641,050)		134,346,190
NET OTHER ASSETS - (0.3)%		(449,167)
NET ASSETS - 100%		$ 133,897,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,160 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,323
Fidelity Securities Lending Cash Central Fund	2,398
Total	$ 4,721
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $23,197,380 of which $15,584,383 and $7,612,997 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,960,603) - See accompanying schedule: Unaffiliated issuers (cost $109,042,448)	$ 129,747,588
Fidelity Central Funds (cost $4,598,602)	4,598,602
Total Investments (cost $113,641,050)		$ 134,346,190
Receivable for investments sold		9,833,223
Receivable for fund shares sold		303,569
Dividends receivable		31,093
Distributions receivable from Fidelity Central Funds		959
Prepaid expenses		214
Receivable from investment adviser for expense reductions		6,627
Other receivables		1,022
Total assets		144,522,897

Liabilities
Payable for investments purchased	$ 7,304,589
Payable for fund shares redeemed	59,361
Accrued management fee	79,942
Other affiliated payables	33,204
Other payables and accrued expenses	22,228
Collateral on securities loaned, at value	3,126,550
Total liabilities		10,625,874

Net Assets		$ 133,897,023
Net Assets consist of:
Paid in capital		$ 125,616,956
Accumulated net investment loss		(234,796)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,190,277)
Net unrealized appreciation (depreciation) on investments		20,705,140
Net Assets, for 11,204,194 shares outstanding		$ 133,897,023
Net Asset Value, offering price and redemption price per share ($133,897,023 ÷ 11,204,194 shares)		$ 11.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 526,540
Income from Fidelity Central Funds		4,721
Total income		531,261

Expenses
Management fee Basic fee	$ 357,475
Performance adjustment	103,198
Transfer agent fees	176,154
Accounting and security lending fees	25,156
Custodian fees and expenses	8,362
Independent trustees' compensation	353
Registration fees	16,928
Audit	22,983
Legal	425
Miscellaneous	907
Total expenses before reductions	711,941
Expense reductions	(73,058)	638,883
Net investment income (loss)		(107,622)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,213,675
Foreign currency transactions	28,682
Total net realized gain (loss)		13,242,357
Change in net unrealized appreciation (depreciation) on: Investment securities	8,128,967
Assets and liabilities in foreign currencies	(10,058)
Total change in net unrealized appreciation (depreciation)		8,118,909
Net gain (loss)		21,361,266
Net increase (decrease) in net assets resulting from operations		$ 21,253,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (107,622)	$ 836,058
Net realized gain (loss)	13,242,357	(3,813,383)
Change in net unrealized appreciation (depreciation)	8,118,909	15,153,627
Net increase (decrease) in net assets resulting from operations	21,253,644	12,176,302
Distributions to shareholders from net investment income	(648,249)	(737,098)
Share transactions Proceeds from sales of shares	17,769,562	130,216,603
Reinvestment of distributions	616,010	708,416
Cost of shares redeemed	(27,873,933)	(116,454,566)
Net increase (decrease) in net assets resulting from share transactions	(9,488,361)	14,470,453
Total increase (decrease) in net assets	11,117,034	25,909,657

Net Assets
Beginning of period	122,779,989	96,870,332
End of period (including accumulated net investment loss of $234,796 and undistributed net investment income of $521,075, respectively)	$ 133,897,023	$ 122,779,989
Other Information Shares
Sold	1,589,525	14,976,498
Issued in reinvestment of distributions	56,494	80,593
Redeemed	(2,515,599)	(12,847,062)
Net increase (decrease)	(869,580)	2,210,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.82	$ 15.35	$ 12.32	$ 11.37	$ 9.14
Income from Investment Operations
Net investment income (loss) D	(.01)	.06	.09	.06	.01 G	.04 H
Net realized and unrealized gain (loss)	1.85	.36	(4.27)	2.98	.98	2.22
Total from investment operations	1.84	.42	(4.18)	3.04	.99	2.26
Distributions from net investment income	(.06)	(.07)	(.06)	(.01)	(.04)	(.03)
Distributions from net realized gain	-	-	(1.29)	-	-	-
Total distributions	(.06)	(.07)	(1.35)	(.01)	(.04)	(.03)
Redemption fees added to paid in capital J	-	-	-	-	- D, K	- D, K
Net asset value, end of period	$ 11.95	$ 10.17	$ 9.82	$ 15.35	$ 12.32	$ 11.37
Total Return B, C	18.10%	4.39%	(29.58)%	24.70%	8.72%	24.78%
Ratios to Average Net Assets E, I
Expenses before reductions	1.11% A	1.09%	1.20%	1.20%	1.08%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	.99%	.99%	.99%	.98%	.98%
Net investment income (loss)	(.17)% A	.63%	.70%	.47%	.12% G	.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,897	$ 122,780	$ 96,870	$ 97,388	$ 88,908	$ 110,255
Portfolio turnover rate F	268% A	363%	491%	343%	202%	158%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding the in-kind dividend, the ratio of net investment income (loss) to average net assets would have been ..24%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J The redemption fee was eliminated during the year ended October 31, 2006.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,102,035
Gross unrealized depreciation	(1,313,599)
Net unrealized appreciation (depreciation)	$ 19,788,436

Tax cost	$ 114,557,754

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,327,700 and $169,015,148, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,068 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $256 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,398.

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $70,839.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,219 for the period

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.)

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TQG-USAN-0610
1.784914.107

Fidelity®
Small Cap Independence
Fund

(To be renamed Fidelity Stock Selector Small Cap Fund effective September 1, 2010)

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,278.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.10	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class B	1.78%
Actual		$ 1,000.00	$ 1,273.50	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.77%
Actual		$ 1,000.00	$ 1,272.50	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Small Cap Independence	.74%
Actual		$ 1,000.00	$ 1,280.00	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,280.60	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wright Express Corp.	1.3	0.0
Forestar Group, Inc.	1.2	0.0
TCF Financial Corp.	1.2	0.0
Waddell & Reed Financial, Inc. Class A	1.2	1.1
National Penn Bancshares, Inc.	1.1	0.0
Alexandria Real Estate Equities, Inc.	1.1	0.0
City National Corp.	1.1	0.0
CapitalSource, Inc.	1.0	0.0
Parametric Technology Corp.	1.0	0.0
Washington Federal, Inc.	1.0	0.0
	11.2
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	13.3
Information Technology	18.7	17.4
Consumer Discretionary	15.6	23.8
Industrials	14.0	12.9
Health Care	13.5	11.7
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.5%	** Foreign investments	16.5%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
BorgWarner, Inc. (a)	290,700	$ 12,599
Tenneco, Inc. (a)	561,500	14,470
		27,069
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc.	451,504	11,608
Hotels, Restaurants & Leisure - 2.3%
Red Robin Gourmet Burgers, Inc. (a)	135,000	3,295
Vail Resorts, Inc. (a)(d)	256,100	11,688
WMS Industries, Inc. (a)	207,500	10,379
Wyndham Worldwide Corp.	455,215	12,204
		37,566
Household Durables - 2.7%
iRobot Corp. (a)(d)	308,470	6,225
Meritage Homes Corp. (a)	463,700	11,027
Mohawk Industries, Inc. (a)	205,800	13,118
Tempur-Pedic International, Inc. (a)	402,546	13,566
		43,936
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (d)	197,900	3,825
Media - 0.8%
Lamar Advertising Co. Class A (a)	362,800	13,503
Multiline Retail - 0.4%
Dollarama, Inc.	282,934	6,955
Specialty Retail - 4.3%
Cabela's, Inc. Class A (a)(d)	648,162	11,771
Fourlis Holdings SA	634,830	6,319
Gymboree Corp. (a)	207,200	10,180
RadioShack Corp.	548,100	11,812
Shoe Carnival, Inc. (a)	577,447	15,972
Signet Jewelers Ltd. (a)	349,600	11,194
West Marine, Inc. (a)	335,600	4,017
		71,265
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	102,000	14,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	571,200	$ 16,336
Phillips-Van Heusen Corp.	206,600	13,018
		43,693
TOTAL CONSUMER DISCRETIONARY		259,420
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Hansen Natural Corp. (a)	148,000	6,524
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc. (a)	170,400	6,523
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	442,770	6,659
Green Mountain Coffee Roasters, Inc. (a)	86,701	6,300
J&J Snack Foods Corp.	97,755	4,554
Tyson Foods, Inc. Class A	217,900	4,269
		21,782
Personal Products - 0.8%
China-Biotics, Inc. (a)	137,220	2,445
Elizabeth Arden, Inc. (a)	511,955	9,323
Schiff Nutrition International, Inc.	147,244	1,044
		12,812
TOTAL CONSUMER STAPLES		47,641
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Complete Production Services, Inc. (a)	691,147	10,429
Superior Energy Services, Inc. (a)	286,000	7,739
		18,168
Oil, Gas & Consumable Fuels - 3.3%
Atlas Pipeline Partners, LP	625,813	9,030
Berry Petroleum Co. Class A	286,700	9,280
Cloud Peak Energy, Inc.	545,100	8,722
EXCO Resources, Inc.	443,900	8,234
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
St. Mary Land & Exploration Co.	266,968	$ 10,743
Whiting Petroleum Corp. (a)	101,465	9,165
		55,174
TOTAL ENERGY		73,342
FINANCIALS - 20.4%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)(d)	178,800	15,051
optionsXpress Holdings, Inc.	926,400	16,444
Waddell & Reed Financial, Inc. Class A	511,000	18,968
		50,463
Commercial Banks - 6.4%
Associated Banc-Corp.	1,100,123	15,985
CapitalSource, Inc.	2,901,800	17,324
City National Corp.	293,000	18,248
National Penn Bancshares, Inc.	2,528,200	18,506
PacWest Bancorp	654,700	15,719
TCF Financial Corp. (d)	1,085,100	20,215
		105,997
Diversified Financial Services - 0.3%
Gimv NV	104,300	5,653
Insurance - 3.3%
Amerisafe, Inc. (a)	691,000	11,816
Endurance Specialty Holdings Ltd.	380,500	14,021
Max Capital Group Ltd.	583,200	13,005
Platinum Underwriters Holdings Ltd.	413,200	15,375
		54,217
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc. (d)	259,600	18,382
Highwoods Properties, Inc. (SBI)	267,600	8,555
Home Properties, Inc.	193,256	9,603
National Retail Properties, Inc.	414,500	9,753
SL Green Realty Corp.	121,700	7,566
		53,859
Real Estate Management & Development - 2.2%
Forestar Group, Inc. (a)	907,600	20,457
Jones Lang LaSalle, Inc.	210,900	16,636
		37,093
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	823,600	$ 13,293
Washington Federal, Inc.	835,500	17,186
		30,479
TOTAL FINANCIALS		337,761
HEALTH CARE - 13.5%
Biotechnology - 3.2%
Allos Therapeutics, Inc. (a)(d)	632,800	4,999
Anadys Pharmaceuticals, Inc. (a)	856,600	2,176
ARIAD Pharmaceuticals, Inc. (a)	1,279,218	4,503
BioMarin Pharmaceutical, Inc. (a)	190,600	4,454
Dynavax Technologies Corp. (a)	983,800	1,525
Incyte Corp. (a)(d)	413,920	5,555
Inhibitex, Inc. (a)(d)	498,237	1,226
Keryx Biopharmaceuticals, Inc. (a)(d)	916,203	5,149
Lexicon Pharmaceuticals, Inc. (a)	2,146,843	3,456
Neurocrine Biosciences, Inc. (a)	976,790	3,135
Pharmasset, Inc. (a)	79,684	2,582
Protalix BioTherapeutics, Inc. (a)	49,500	335
Targacept, Inc. (a)	130,459	3,105
Theravance, Inc. (a)	249,099	4,177
Vermillion, Inc. (a)(d)	165,387	2,977
ZIOPHARM Oncology, Inc. (a)	665,502	3,940
		53,294
Health Care Equipment & Supplies - 2.1%
AGA Medical Holdings, Inc. (d)	587,614	9,449
DexCom, Inc. (a)	963,600	10,551
SenoRx, Inc. (a)	277,457	2,730
Volcano Corp. (a)	493,300	11,849
		34,579
Health Care Providers & Services - 4.6%
Alliance Healthcare Services, Inc. (a)	1,398,078	7,494
BioScrip, Inc. (a)	952,502	8,515
Brookdale Senior Living, Inc. (a)	195,000	4,193
Catalyst Health Solutions, Inc. (a)	283,363	11,989
Centene Corp. (a)	390,469	8,942
Emergency Medical Services Corp. Class A (a)	142,371	7,529
Emeritus Corp. (a)(d)	292,641	6,555
Hanger Orthopedic Group, Inc. (a)	374,700	6,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)	338,851	$ 9,664
Sun Healthcare Group, Inc. (a)	521,700	4,664
		76,529
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	154,345	6,955
SXC Health Solutions Corp. (a)	126,183	8,770
		15,725
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	1,061,199	7,821
Illumina, Inc. (a)	176,950	7,409
QIAGEN NV (a)	221,600	5,064
		20,294
Pharmaceuticals - 1.4%
Amarin Corp. PLC ADR (a)	806,730	1,823
Ardea Biosciences, Inc. (a)	192,805	4,897
Cardiome Pharma Corp. (a)	333,900	2,816
King Pharmaceuticals, Inc. (a)	323,187	3,167
Perrigo Co.	74,238	4,531
Questcor Pharmaceuticals, Inc. (a)	550,219	5,359
		22,593
TOTAL HEALTH CARE		223,014
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	64,400	5,211
Teledyne Technologies, Inc. (a)	203,100	8,855
Triumph Group, Inc.	106,020	8,223
		22,289
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	538,900	8,542
Airlines - 0.4%
Alaska Air Group, Inc. (a)	177,300	7,342
Building Products - 1.3%
AAON, Inc.	336,300	8,118
Armstrong World Industries, Inc. (a)	314,400	13,692
		21,810
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	203,642	12,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	367,600	$ 8,617
Granite Construction, Inc.	332,800	11,185
		19,802
Electrical Equipment - 2.1%
A.O. Smith Corp.	212,926	10,993
General Cable Corp. (a)(d)	447,115	12,774
Regal-Beloit Corp.	166,000	10,503
		34,270
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	274,400	10,353
Otter Tail Corp.	118,972	2,644
		12,997
Machinery - 3.5%
Accuride Corp. (a)	3,413,300	4,676
CLARCOR, Inc.	266,214	10,068
Gardner Denver, Inc.	176,100	8,856
John Bean Technologies Corp.	509,400	9,358
Manitowoc Co., Inc.	792,900	11,109
Timken Co.	389,880	13,716
		57,783
Professional Services - 0.2%
Kforce, Inc. (a)	285,513	3,966
Road & Rail - 0.7%
Kansas City Southern (a)	264,400	10,721
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	512,200	10,659
WESCO International, Inc. (a)	237,200	9,635
		20,294
TOTAL INDUSTRIALS		232,283
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.8%
Adtran, Inc.	550,300	14,732
CommScope, Inc. (a)	396,206	12,908
DragonWave, Inc. (a)(d)	807,300	6,872
Emulex Corp. (a)	826,200	9,708
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	591,800	$ 6,066
NETGEAR, Inc. (a)	481,032	13,017
		63,303
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	349,400	13,938
Super Micro Computer, Inc. (a)	703,704	9,979
Synaptics, Inc. (a)(d)	291,100	8,913
		32,830
Electronic Equipment & Components - 1.5%
Anixter International, Inc. (a)(d)	214,000	11,214
Avnet, Inc. (a)	441,130	14,103
		25,317
Internet Software & Services - 1.9%
Art Technology Group, Inc. (a)	2,650,900	11,346
j2 Global Communications, Inc. (a)	303,400	7,306
Rackspace Hosting, Inc. (a)(d)	653,800	11,736
		30,388
IT Services - 2.0%
Acxiom Corp. (a)	200,666	3,829
Sapient Corp.	812,380	8,311
Wright Express Corp. (a)	621,233	21,105
		33,245
Semiconductors & Semiconductor Equipment - 3.0%
Brooks Automation, Inc. (a)	338,500	3,290
Micron Technology, Inc. (a)	416,900	3,898
MKS Instruments, Inc. (a)	287,200	6,514
Omnivision Technologies, Inc. (a)	506,800	8,899
Standard Microsystems Corp. (a)	182,290	4,681
Teradyne, Inc. (a)	604,325	7,391
Varian Semiconductor Equipment Associates, Inc. (a)	208,000	6,852
Verigy Ltd. (a)	687,300	8,206
		49,731
Software - 4.5%
Ariba, Inc. (a)	471,100	6,723
JDA Software Group, Inc. (a)	395,200	11,421
Mentor Graphics Corp. (a)	1,587,300	14,270
Nuance Communications, Inc. (a)	918,500	16,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	928,200	$ 17,255
Radiant Systems, Inc. (a)	610,304	8,587
		75,037
TOTAL INFORMATION TECHNOLOGY		309,851
MATERIALS - 5.8%
Chemicals - 2.8%
Cabot Corp.	336,000	10,933
Lyondell Chemical Co. Class B, (a)	251,986	5,670
LyondellBasell Industries AF SCA Class A	274,514	6,122
Rockwood Holdings, Inc. (a)	406,900	12,183
Solutia, Inc. (a)	626,800	11,032
		45,940
Construction Materials - 0.3%
Texas Industries, Inc.	149,200	5,646
Metals & Mining - 2.7%
Carpenter Technology Corp.	328,100	12,884
Commercial Metals Co.	457,000	6,800
Compass Minerals International, Inc.	151,800	11,432
Red Back Mining, Inc. (a)	487,900	12,810
		43,926
TOTAL MATERIALS		95,512
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	78,070	3,946
Global Crossing Ltd. (a)	216,801	3,219
PAETEC Holding Corp. (a)	795,579	3,962
		11,127
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	45,700	1,939
Syniverse Holdings, Inc. (a)	287,503	5,773
		7,712
TOTAL TELECOMMUNICATION SERVICES		18,839
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.6%
Cleco Corp.	273,100	$ 7,483
Great Plains Energy, Inc.	374,300	7,235
Portland General Electric Co.	240,500	4,781
Westar Energy, Inc.	292,900	6,939
		26,438
Gas Utilities - 0.9%
Northwest Natural Gas Co.	157,000	7,440
Southwest Gas Corp.	275,000	8,553
		15,993
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	263,900	7,975
TOTAL UTILITIES		50,406
TOTAL COMMON STOCKS (Cost $1,354,439)		1,648,069
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 5/13/10 (e) (Cost $1,050)	$ 1,050	1,050
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	38,596,367	38,596
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	71,620,750	71,621
TOTAL MONEY MARKET FUNDS (Cost $110,217)		110,217
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $25)	$ 25	$ 25
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,465,731)		1,759,361
NET OTHER ASSETS - (6.1)%		(101,722)
NET ASSETS - 100%		$ 1,657,639
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 1,860	$ (65)
The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $850,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 4
Bank of America, NA	5
Barclays Capital, Inc.	3
Credit Agricole Sec Usa Inc	2
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	3
Mizuho Securities USA, Inc.	2
RBC Capital Markets Corp.	3
RBS Securities, Inc.	1
Societe Generale, New York Branch	2
Wachovia Capital Markets LLC	0*
$ 25
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	547
Total	$ 570
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	28,343	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 52,127	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,420	$ 253,101	$ 6,319	$ -
Consumer Staples	47,641	47,641	-	-
Energy	73,342	73,342	-	-
Financials	337,761	332,108	5,653	-
Health Care	223,014	223,014	-	-
Industrials	232,283	232,283	-	-
Information Technology	309,851	309,851	-	-
Materials	95,512	89,842	5,670	-
Telecommunication Services	18,839	18,839	-	-
Utilities	50,406	50,406	-	-
U.S. Government and Government Agency Obligations	1,050	-	1,050	-
Money Market Funds	110,217	110,217	-	-
Cash Equivalents	25	-	25	-
Total Investments in Securities:	$ 1,759,361	$ 1,740,644	$ 18,717	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (65)	$ (65)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (65)
Total Value of Derivatives	$ -	$ (65)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $790,724,740 of which $461,620,332 and $329,104,408 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,440 and repurchase agreements of $25) - See accompanying schedule: Unaffiliated issuers (cost $1,355,514)	$ 1,649,144
Fidelity Central Funds (cost $110,217)	110,217
Total Investments (cost $1,465,731)		$ 1,759,361
Receivable for investments sold		17,347
Receivable for fund shares sold		2,101
Dividends receivable		536
Interest receivable		11
Distributions receivable from Fidelity Central Funds		93
Prepaid expenses		2
Other receivables		62
Total assets		1,779,513

Liabilities
Payable to custodian bank	$ 7,617
Payable for investments purchased	16,163
Payable for fund shares redeemed	25,063
Accrued management fee	549
Distribution fees payable	2
Payable for daily variation on futures contracts	397
Other affiliated payables	406
Other payables and accrued expenses	56
Collateral on securities loaned, at value	71,621
Total liabilities		121,874

Net Assets		$ 1,657,639
Net Assets consist of:
Paid in capital		$ 1,983,909
Accumulated net investment loss		(205)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(619,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		293,564
Net Assets		$ 1,657,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,556.5 ÷ 222.13 shares)	$ 16.01

Maximum offering price per share (100/94.25 of $16.01)	$ 16.99
Class T: Net Asset Value and redemption price per share ($896.8 ÷ 56.41 shares)	$ 15.90

Maximum offering price per share (100/96.50 of $15.90)	$ 16.48
Class B: Net Asset Value and offering price per share ($250.7 ÷ 15.93 shares)A	$ 15.74

Class C: Net Asset Value and offering price per share ($679.1 ÷ 43.27 shares)A	$ 15.69

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,651,593.1 ÷ 102,389.26 shares)	$ 16.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($662.4 ÷ 40.98 shares)	$ 16.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,695
Interest		25
Income from Fidelity Central Funds (including $547 from security lending)		570
Total income		6,290

Expenses
Management fee Basic fee	$ 4,614
Performance adjustment	(1,604)
Transfer agent fees	2,162
Distribution fees	9
Accounting and security lending fees	260
Custodian fees and expenses	73
Independent trustees' compensation	4
Registration fees	72
Audit	29
Legal	5
Miscellaneous	13
Total expenses before reductions	5,637
Expense reductions	(118)	5,519
Net investment income (loss)		771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,865
Other affiliated issuers	1,647
Foreign currency transactions	(114)
Futures contracts	2,713
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		181,114
Change in net unrealized appreciation (depreciation) on: Investment securities	194,021
Assets and liabilities in foreign currencies	(15)
Futures contracts	(65)
Total change in net unrealized appreciation (depreciation)		193,941
Net gain (loss)		375,055
Net increase (decrease) in net assets resulting from operations		$ 375,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 771	$ 2,776
Net realized gain (loss)	181,114	(315,874)
Change in net unrealized appreciation (depreciation)	193,941	465,364
Net increase (decrease) in net assets resulting from operations	375,826	152,266
Distributions to shareholders from net investment income	(976)	(2,638)
Share transactions - net increase (decrease)	(100,683)	(62,137)
Redemption fees	58	136
Total increase (decrease) in net assets	274,225	87,627

Net Assets
Beginning of period	1,383,414	1,295,787
End of period (including accumulated net investment loss of $205 and accumulated net investment loss of $0, respectively)	$ 1,657,639	$ 1,383,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	(.04)	(.07) H
Net realized and unrealized gain (loss)	3.49	1.31	(10.77)	1.66
Total from investment operations	3.48	1.31	(10.81)	1.59
Distributions from net investment income	- K	(.02)	-	-
Distributions from net realized gain	-	-	(2.74)	-
Total distributions	- K	(.02)	(2.74)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 16.01	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	27.80%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.02% A	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.01% A	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	(.03)%	(.24)%	(.57)% A,H
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 1
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.08)	(.10) H
Net realized and unrealized gain (loss)	3.48	1.30	(10.76)	1.64
Total from investment operations	3.45	1.27	(10.84)	1.54
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.71)	-
Total distributions	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.90	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	27.71%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.28% A	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.26% A	1.29%	1.49%	1.52% A
Net investment income (loss)	(.43)% A	(.31)%	(.50)%	(.83)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 897	$ 550	$ 409	$ 420
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.45	1.30	(10.73)	1.64
Total from investment operations	3.38	1.22	(10.90)	1.49
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.64)	-
Total distributions	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.74	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	27.35%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.78% A	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	2.04% A
Net investment income (loss)	(.93)% A	(.78)%	(1.00)%	(1.32)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 219	$ 199	$ 419
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.43	1.31	(10.72)	1.66
Total from investment operations	3.36	1.22	(10.89)	1.51
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.70)	-
Total distributions	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.69	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	27.25%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,J
Expenses before reductions	1.77% A	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.77% A	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.77)%	(1.01)%	(1.27)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 679	$ 428	$ 183	$ 294
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Income from Investment Operations
Net investment income (loss) D	.01	.02	.01	(.04) G	.07 H	.10 I
Net realized and unrealized gain (loss)	3.52	1.33	(10.82)	5.01	2.75	3.31
Total from investment operations	3.53	1.35	(10.81)	4.97	2.82	3.41
Distributions from net investment income	(.01)	(.02)	-	(.05)	(.07)	-
Distributions from net realized gain	-	-	(2.72)	(2.34)	(1.34)	(.89)
Total distributions	(.01)	(.02)	(2.72)	(2.39)	(1.41)	(.89)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Total Return B,C	28.00%	12.05%	(48.42)%	24.42%	14.08%	19.05%
Ratios to Average Net Assets E,J
Expenses before reductions	.74% A	.77%	.95%	1.01%	.86%	.78%
Expenses net of fee waivers, if any	.74% A	.77%	.95%	1.00%	.86%	.78%
Expenses net of all reductions	.72% A	.75%	.94%	.99%	.81%	.75%
Net investment income (loss)	.10% A	.22%	.05%	(.20)% G	.32% H	.49% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,652	$ 1,379	$ 1,292	$ 2,602	$ 2,623	$ 1,609
Portfolio turnover rate F	213% A	135%	101%	84%	126%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	.04	.02	(.03) G
Net realized and unrealized gain (loss)	3.52	1.32	(10.82)	1.65
Total from investment operations	3.54	1.36	(10.80)	1.62
Distributions from net investment income	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	(2.73)	-
Total distributions	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 16.16	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	28.06%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,I
Expenses before reductions	.62% A	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.62% A	.63%	.84%	.94% A
Expenses net of all reductions	.60% A	.62%	.84%	.93% A
Net investment income (loss)	.22% A	.36%	.15%	(.24)% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 662	$ 413	$ 376	$ 162
Portfolio turnover rate F	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. In May 2010, the Board of Trustees approved a change in the name of the Fund from Fidelity Small Cap Independence Fund to Fidelity Stock Selector Small Cap Fund. This change will be effective September 1, 2010. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,129,423
Gross unrealized depreciation	(24,839,252)
Net unrealized appreciation (depreciation)	$ 292,290,171

Tax cost	$ 1,467,070,354

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,713,148	$ (65,422)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,713,148	$ (65,422)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,713,148 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(65,422) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,569,405,218 and $1,649,844,521, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,845	$ 44
Class T	.25%	.25%	1,706	10
Class B	.75%	.25%	1,164	875
Class C	.75%	.25%	2,632	1,498
			$ 9,347	$ 2,427

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 873
Class T	379
Class B*	241
Class C*	63
$ 1,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,880.32
Class T	1,102.32
Class B	380.33
Class C	846.32
Small Cap Independence	2,154,679.28
Institutional Class	427.16
	$ 2,162,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,766 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,995 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117,749 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 649	$ 4,025
Class T	-	517
Class B	-	104
Class C	-	117
Small Cap Independence	974,901	2,632,884
Institutional Class	392	822
Total	$ 975,942	$ 2,638,469

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	35,528	71,378	$ 512,894	$ 788,883
Reinvestment of distributions	48	387	635	3,793
Shares redeemed	(28,413)	(67,529)	(411,798)	(721,666)
Net increase (decrease)	7,163	4,236	$ 101,731	$ 71,010
Class T
Shares sold	19,860	15,043	$ 286,958	$ 167,984
Reinvestment of distributions	-	52	-	513
Shares redeemed	(7,610)	(7,474)	(110,777)	(81,545)
Net increase (decrease)	12,250	7,621	$ 176,181	$ 86,952
Class B
Shares sold	1,908	12,626	$ 26,162	$ 143,810
Reinvestment of distributions	-	10	-	101
Shares redeemed	(3,731)	(12,734)	(51,807)	(136,707)
Net increase (decrease)	(1,823)	(98)	$ (25,645)	$ 7,204
Class C
Shares sold	12,016	26,160	$ 171,974	$ 298,029
Reinvestment of distributions	-	11	-	107
Shares redeemed	(3,454)	(7,946)	(48,436)	(87,470)
Net increase (decrease)	8,562	18,225	$ 123,538	$ 210,666
Small Cap Independence
Shares sold	8,311,640	20,943,346	$ 120,088,950	$ 222,060,311
Reinvestment of distributions	72,340	263,408	962,840	2,594,575
Shares redeemed	(15,345,655)	(26,369,097)	(222,231,044)	(287,151,117)
Net increase (decrease)	(6,961,675)	(5,162,343)	$ (101,179,254)	$ (62,496,231)
Institutional Class
Shares sold	9,552	6,785	$ 138,714	$ 75,484
Reinvestment of distributions	4	9	53	87
Shares redeemed	(1,228)	(7,415)	(19,128)	(91,575)
Net increase (decrease)	8,328	(621)	$ 119,639	$ (16,004)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCS-USAN-0610
1.784915.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Independence
Fund - Class A, Class T, Class B
and Class C

(To be renamed Fidelity Advisor Stock Selector Small Cap Fund effective September 1, 2010)

Semiannual Report

April 30, 2010

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Small Cap Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,278.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.10	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class B	1.78%
Actual		$ 1,000.00	$ 1,273.50	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.77%
Actual		$ 1,000.00	$ 1,272.50	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Small Cap Independence	.74%
Actual		$ 1,000.00	$ 1,280.00	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,280.60	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wright Express Corp.	1.3	0.0
Forestar Group, Inc.	1.2	0.0
TCF Financial Corp.	1.2	0.0
Waddell & Reed Financial, Inc. Class A	1.2	1.1
National Penn Bancshares, Inc.	1.1	0.0
Alexandria Real Estate Equities, Inc.	1.1	0.0
City National Corp.	1.1	0.0
CapitalSource, Inc.	1.0	0.0
Parametric Technology Corp.	1.0	0.0
Washington Federal, Inc.	1.0	0.0
	11.2
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	13.3
Information Technology	18.7	17.4
Consumer Discretionary	15.6	23.8
Industrials	14.0	12.9
Health Care	13.5	11.7
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.5%	** Foreign investments	16.5%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
BorgWarner, Inc. (a)	290,700	$ 12,599
Tenneco, Inc. (a)	561,500	14,470
		27,069
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc.	451,504	11,608
Hotels, Restaurants & Leisure - 2.3%
Red Robin Gourmet Burgers, Inc. (a)	135,000	3,295
Vail Resorts, Inc. (a)(d)	256,100	11,688
WMS Industries, Inc. (a)	207,500	10,379
Wyndham Worldwide Corp.	455,215	12,204
		37,566
Household Durables - 2.7%
iRobot Corp. (a)(d)	308,470	6,225
Meritage Homes Corp. (a)	463,700	11,027
Mohawk Industries, Inc. (a)	205,800	13,118
Tempur-Pedic International, Inc. (a)	402,546	13,566
		43,936
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (d)	197,900	3,825
Media - 0.8%
Lamar Advertising Co. Class A (a)	362,800	13,503
Multiline Retail - 0.4%
Dollarama, Inc.	282,934	6,955
Specialty Retail - 4.3%
Cabela's, Inc. Class A (a)(d)	648,162	11,771
Fourlis Holdings SA	634,830	6,319
Gymboree Corp. (a)	207,200	10,180
RadioShack Corp.	548,100	11,812
Shoe Carnival, Inc. (a)	577,447	15,972
Signet Jewelers Ltd. (a)	349,600	11,194
West Marine, Inc. (a)	335,600	4,017
		71,265
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	102,000	14,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	571,200	$ 16,336
Phillips-Van Heusen Corp.	206,600	13,018
		43,693
TOTAL CONSUMER DISCRETIONARY		259,420
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Hansen Natural Corp. (a)	148,000	6,524
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc. (a)	170,400	6,523
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	442,770	6,659
Green Mountain Coffee Roasters, Inc. (a)	86,701	6,300
J&J Snack Foods Corp.	97,755	4,554
Tyson Foods, Inc. Class A	217,900	4,269
		21,782
Personal Products - 0.8%
China-Biotics, Inc. (a)	137,220	2,445
Elizabeth Arden, Inc. (a)	511,955	9,323
Schiff Nutrition International, Inc.	147,244	1,044
		12,812
TOTAL CONSUMER STAPLES		47,641
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Complete Production Services, Inc. (a)	691,147	10,429
Superior Energy Services, Inc. (a)	286,000	7,739
		18,168
Oil, Gas & Consumable Fuels - 3.3%
Atlas Pipeline Partners, LP	625,813	9,030
Berry Petroleum Co. Class A	286,700	9,280
Cloud Peak Energy, Inc.	545,100	8,722
EXCO Resources, Inc.	443,900	8,234
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
St. Mary Land & Exploration Co.	266,968	$ 10,743
Whiting Petroleum Corp. (a)	101,465	9,165
		55,174
TOTAL ENERGY		73,342
FINANCIALS - 20.4%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)(d)	178,800	15,051
optionsXpress Holdings, Inc.	926,400	16,444
Waddell & Reed Financial, Inc. Class A	511,000	18,968
		50,463
Commercial Banks - 6.4%
Associated Banc-Corp.	1,100,123	15,985
CapitalSource, Inc.	2,901,800	17,324
City National Corp.	293,000	18,248
National Penn Bancshares, Inc.	2,528,200	18,506
PacWest Bancorp	654,700	15,719
TCF Financial Corp. (d)	1,085,100	20,215
		105,997
Diversified Financial Services - 0.3%
Gimv NV	104,300	5,653
Insurance - 3.3%
Amerisafe, Inc. (a)	691,000	11,816
Endurance Specialty Holdings Ltd.	380,500	14,021
Max Capital Group Ltd.	583,200	13,005
Platinum Underwriters Holdings Ltd.	413,200	15,375
		54,217
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc. (d)	259,600	18,382
Highwoods Properties, Inc. (SBI)	267,600	8,555
Home Properties, Inc.	193,256	9,603
National Retail Properties, Inc.	414,500	9,753
SL Green Realty Corp.	121,700	7,566
		53,859
Real Estate Management & Development - 2.2%
Forestar Group, Inc. (a)	907,600	20,457
Jones Lang LaSalle, Inc.	210,900	16,636
		37,093
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	823,600	$ 13,293
Washington Federal, Inc.	835,500	17,186
		30,479
TOTAL FINANCIALS		337,761
HEALTH CARE - 13.5%
Biotechnology - 3.2%
Allos Therapeutics, Inc. (a)(d)	632,800	4,999
Anadys Pharmaceuticals, Inc. (a)	856,600	2,176
ARIAD Pharmaceuticals, Inc. (a)	1,279,218	4,503
BioMarin Pharmaceutical, Inc. (a)	190,600	4,454
Dynavax Technologies Corp. (a)	983,800	1,525
Incyte Corp. (a)(d)	413,920	5,555
Inhibitex, Inc. (a)(d)	498,237	1,226
Keryx Biopharmaceuticals, Inc. (a)(d)	916,203	5,149
Lexicon Pharmaceuticals, Inc. (a)	2,146,843	3,456
Neurocrine Biosciences, Inc. (a)	976,790	3,135
Pharmasset, Inc. (a)	79,684	2,582
Protalix BioTherapeutics, Inc. (a)	49,500	335
Targacept, Inc. (a)	130,459	3,105
Theravance, Inc. (a)	249,099	4,177
Vermillion, Inc. (a)(d)	165,387	2,977
ZIOPHARM Oncology, Inc. (a)	665,502	3,940
		53,294
Health Care Equipment & Supplies - 2.1%
AGA Medical Holdings, Inc. (d)	587,614	9,449
DexCom, Inc. (a)	963,600	10,551
SenoRx, Inc. (a)	277,457	2,730
Volcano Corp. (a)	493,300	11,849
		34,579
Health Care Providers & Services - 4.6%
Alliance Healthcare Services, Inc. (a)	1,398,078	7,494
BioScrip, Inc. (a)	952,502	8,515
Brookdale Senior Living, Inc. (a)	195,000	4,193
Catalyst Health Solutions, Inc. (a)	283,363	11,989
Centene Corp. (a)	390,469	8,942
Emergency Medical Services Corp. Class A (a)	142,371	7,529
Emeritus Corp. (a)(d)	292,641	6,555
Hanger Orthopedic Group, Inc. (a)	374,700	6,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)	338,851	$ 9,664
Sun Healthcare Group, Inc. (a)	521,700	4,664
		76,529
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	154,345	6,955
SXC Health Solutions Corp. (a)	126,183	8,770
		15,725
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	1,061,199	7,821
Illumina, Inc. (a)	176,950	7,409
QIAGEN NV (a)	221,600	5,064
		20,294
Pharmaceuticals - 1.4%
Amarin Corp. PLC ADR (a)	806,730	1,823
Ardea Biosciences, Inc. (a)	192,805	4,897
Cardiome Pharma Corp. (a)	333,900	2,816
King Pharmaceuticals, Inc. (a)	323,187	3,167
Perrigo Co.	74,238	4,531
Questcor Pharmaceuticals, Inc. (a)	550,219	5,359
		22,593
TOTAL HEALTH CARE		223,014
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	64,400	5,211
Teledyne Technologies, Inc. (a)	203,100	8,855
Triumph Group, Inc.	106,020	8,223
		22,289
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	538,900	8,542
Airlines - 0.4%
Alaska Air Group, Inc. (a)	177,300	7,342
Building Products - 1.3%
AAON, Inc.	336,300	8,118
Armstrong World Industries, Inc. (a)	314,400	13,692
		21,810
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	203,642	12,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	367,600	$ 8,617
Granite Construction, Inc.	332,800	11,185
		19,802
Electrical Equipment - 2.1%
A.O. Smith Corp.	212,926	10,993
General Cable Corp. (a)(d)	447,115	12,774
Regal-Beloit Corp.	166,000	10,503
		34,270
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	274,400	10,353
Otter Tail Corp.	118,972	2,644
		12,997
Machinery - 3.5%
Accuride Corp. (a)	3,413,300	4,676
CLARCOR, Inc.	266,214	10,068
Gardner Denver, Inc.	176,100	8,856
John Bean Technologies Corp.	509,400	9,358
Manitowoc Co., Inc.	792,900	11,109
Timken Co.	389,880	13,716
		57,783
Professional Services - 0.2%
Kforce, Inc. (a)	285,513	3,966
Road & Rail - 0.7%
Kansas City Southern (a)	264,400	10,721
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	512,200	10,659
WESCO International, Inc. (a)	237,200	9,635
		20,294
TOTAL INDUSTRIALS		232,283
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.8%
Adtran, Inc.	550,300	14,732
CommScope, Inc. (a)	396,206	12,908
DragonWave, Inc. (a)(d)	807,300	6,872
Emulex Corp. (a)	826,200	9,708
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	591,800	$ 6,066
NETGEAR, Inc. (a)	481,032	13,017
		63,303
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	349,400	13,938
Super Micro Computer, Inc. (a)	703,704	9,979
Synaptics, Inc. (a)(d)	291,100	8,913
		32,830
Electronic Equipment & Components - 1.5%
Anixter International, Inc. (a)(d)	214,000	11,214
Avnet, Inc. (a)	441,130	14,103
		25,317
Internet Software & Services - 1.9%
Art Technology Group, Inc. (a)	2,650,900	11,346
j2 Global Communications, Inc. (a)	303,400	7,306
Rackspace Hosting, Inc. (a)(d)	653,800	11,736
		30,388
IT Services - 2.0%
Acxiom Corp. (a)	200,666	3,829
Sapient Corp.	812,380	8,311
Wright Express Corp. (a)	621,233	21,105
		33,245
Semiconductors & Semiconductor Equipment - 3.0%
Brooks Automation, Inc. (a)	338,500	3,290
Micron Technology, Inc. (a)	416,900	3,898
MKS Instruments, Inc. (a)	287,200	6,514
Omnivision Technologies, Inc. (a)	506,800	8,899
Standard Microsystems Corp. (a)	182,290	4,681
Teradyne, Inc. (a)	604,325	7,391
Varian Semiconductor Equipment Associates, Inc. (a)	208,000	6,852
Verigy Ltd. (a)	687,300	8,206
		49,731
Software - 4.5%
Ariba, Inc. (a)	471,100	6,723
JDA Software Group, Inc. (a)	395,200	11,421
Mentor Graphics Corp. (a)	1,587,300	14,270
Nuance Communications, Inc. (a)	918,500	16,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	928,200	$ 17,255
Radiant Systems, Inc. (a)	610,304	8,587
		75,037
TOTAL INFORMATION TECHNOLOGY		309,851
MATERIALS - 5.8%
Chemicals - 2.8%
Cabot Corp.	336,000	10,933
Lyondell Chemical Co. Class B, (a)	251,986	5,670
LyondellBasell Industries AF SCA Class A	274,514	6,122
Rockwood Holdings, Inc. (a)	406,900	12,183
Solutia, Inc. (a)	626,800	11,032
		45,940
Construction Materials - 0.3%
Texas Industries, Inc.	149,200	5,646
Metals & Mining - 2.7%
Carpenter Technology Corp.	328,100	12,884
Commercial Metals Co.	457,000	6,800
Compass Minerals International, Inc.	151,800	11,432
Red Back Mining, Inc. (a)	487,900	12,810
		43,926
TOTAL MATERIALS		95,512
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	78,070	3,946
Global Crossing Ltd. (a)	216,801	3,219
PAETEC Holding Corp. (a)	795,579	3,962
		11,127
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	45,700	1,939
Syniverse Holdings, Inc. (a)	287,503	5,773
		7,712
TOTAL TELECOMMUNICATION SERVICES		18,839
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.6%
Cleco Corp.	273,100	$ 7,483
Great Plains Energy, Inc.	374,300	7,235
Portland General Electric Co.	240,500	4,781
Westar Energy, Inc.	292,900	6,939
		26,438
Gas Utilities - 0.9%
Northwest Natural Gas Co.	157,000	7,440
Southwest Gas Corp.	275,000	8,553
		15,993
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	263,900	7,975
TOTAL UTILITIES		50,406
TOTAL COMMON STOCKS (Cost $1,354,439)		1,648,069
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 5/13/10 (e) (Cost $1,050)	$ 1,050	1,050
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	38,596,367	38,596
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	71,620,750	71,621
TOTAL MONEY MARKET FUNDS (Cost $110,217)		110,217
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $25)	$ 25	$ 25
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,465,731)		1,759,361
NET OTHER ASSETS - (6.1)%		(101,722)
NET ASSETS - 100%		$ 1,657,639
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 1,860	$ (65)
The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $850,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 4
Bank of America, NA	5
Barclays Capital, Inc.	3
Credit Agricole Sec Usa Inc	2
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	3
Mizuho Securities USA, Inc.	2
RBC Capital Markets Corp.	3
RBS Securities, Inc.	1
Societe Generale, New York Branch	2
Wachovia Capital Markets LLC	0*
$ 25
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	547
Total	$ 570
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	28,343	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 52,127	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,420	$ 253,101	$ 6,319	$ -
Consumer Staples	47,641	47,641	-	-
Energy	73,342	73,342	-	-
Financials	337,761	332,108	5,653	-
Health Care	223,014	223,014	-	-
Industrials	232,283	232,283	-	-
Information Technology	309,851	309,851	-	-
Materials	95,512	89,842	5,670	-
Telecommunication Services	18,839	18,839	-	-
Utilities	50,406	50,406	-	-
U.S. Government and Government Agency Obligations	1,050	-	1,050	-
Money Market Funds	110,217	110,217	-	-
Cash Equivalents	25	-	25	-
Total Investments in Securities:	$ 1,759,361	$ 1,740,644	$ 18,717	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (65)	$ (65)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (65)
Total Value of Derivatives	$ -	$ (65)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $790,724,740 of which $461,620,332 and $329,104,408 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,440 and repurchase agreements of $25) - See accompanying schedule: Unaffiliated issuers (cost $1,355,514)	$ 1,649,144
Fidelity Central Funds (cost $110,217)	110,217
Total Investments (cost $1,465,731)		$ 1,759,361
Receivable for investments sold		17,347
Receivable for fund shares sold		2,101
Dividends receivable		536
Interest receivable		11
Distributions receivable from Fidelity Central Funds		93
Prepaid expenses		2
Other receivables		62
Total assets		1,779,513

Liabilities
Payable to custodian bank	$ 7,617
Payable for investments purchased	16,163
Payable for fund shares redeemed	25,063
Accrued management fee	549
Distribution fees payable	2
Payable for daily variation on futures contracts	397
Other affiliated payables	406
Other payables and accrued expenses	56
Collateral on securities loaned, at value	71,621
Total liabilities		121,874

Net Assets		$ 1,657,639
Net Assets consist of:
Paid in capital		$ 1,983,909
Accumulated net investment loss		(205)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(619,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		293,564
Net Assets		$ 1,657,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,556.5 ÷ 222.13 shares)	$ 16.01

Maximum offering price per share (100/94.25 of $16.01)	$ 16.99
Class T: Net Asset Value and redemption price per share ($896.8 ÷ 56.41 shares)	$ 15.90

Maximum offering price per share (100/96.50 of $15.90)	$ 16.48
Class B: Net Asset Value and offering price per share ($250.7 ÷ 15.93 shares)A	$ 15.74

Class C: Net Asset Value and offering price per share ($679.1 ÷ 43.27 shares)A	$ 15.69

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,651,593.1 ÷ 102,389.26 shares)	$ 16.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($662.4 ÷ 40.98 shares)	$ 16.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,695
Interest		25
Income from Fidelity Central Funds (including $547 from security lending)		570
Total income		6,290

Expenses
Management fee Basic fee	$ 4,614
Performance adjustment	(1,604)
Transfer agent fees	2,162
Distribution fees	9
Accounting and security lending fees	260
Custodian fees and expenses	73
Independent trustees' compensation	4
Registration fees	72
Audit	29
Legal	5
Miscellaneous	13
Total expenses before reductions	5,637
Expense reductions	(118)	5,519
Net investment income (loss)		771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,865
Other affiliated issuers	1,647
Foreign currency transactions	(114)
Futures contracts	2,713
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		181,114
Change in net unrealized appreciation (depreciation) on: Investment securities	194,021
Assets and liabilities in foreign currencies	(15)
Futures contracts	(65)
Total change in net unrealized appreciation (depreciation)		193,941
Net gain (loss)		375,055
Net increase (decrease) in net assets resulting from operations		$ 375,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 771	$ 2,776
Net realized gain (loss)	181,114	(315,874)
Change in net unrealized appreciation (depreciation)	193,941	465,364
Net increase (decrease) in net assets resulting from operations	375,826	152,266
Distributions to shareholders from net investment income	(976)	(2,638)
Share transactions - net increase (decrease)	(100,683)	(62,137)
Redemption fees	58	136
Total increase (decrease) in net assets	274,225	87,627

Net Assets
Beginning of period	1,383,414	1,295,787
End of period (including accumulated net investment loss of $205 and accumulated net investment loss of $0, respectively)	$ 1,657,639	$ 1,383,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	(.04)	(.07) H
Net realized and unrealized gain (loss)	3.49	1.31	(10.77)	1.66
Total from investment operations	3.48	1.31	(10.81)	1.59
Distributions from net investment income	- K	(.02)	-	-
Distributions from net realized gain	-	-	(2.74)	-
Total distributions	- K	(.02)	(2.74)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 16.01	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	27.80%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.02% A	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.01% A	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	(.03)%	(.24)%	(.57)% A,H
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 1
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.08)	(.10) H
Net realized and unrealized gain (loss)	3.48	1.30	(10.76)	1.64
Total from investment operations	3.45	1.27	(10.84)	1.54
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.71)	-
Total distributions	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.90	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	27.71%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.28% A	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.26% A	1.29%	1.49%	1.52% A
Net investment income (loss)	(.43)% A	(.31)%	(.50)%	(.83)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 897	$ 550	$ 409	$ 420
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.45	1.30	(10.73)	1.64
Total from investment operations	3.38	1.22	(10.90)	1.49
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.64)	-
Total distributions	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.74	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	27.35%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.78% A	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	2.04% A
Net investment income (loss)	(.93)% A	(.78)%	(1.00)%	(1.32)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 219	$ 199	$ 419
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.43	1.31	(10.72)	1.66
Total from investment operations	3.36	1.22	(10.89)	1.51
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.70)	-
Total distributions	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.69	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	27.25%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,J
Expenses before reductions	1.77% A	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.77% A	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.77)%	(1.01)%	(1.27)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 679	$ 428	$ 183	$ 294
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Income from Investment Operations
Net investment income (loss) D	.01	.02	.01	(.04) G	.07 H	.10 I
Net realized and unrealized gain (loss)	3.52	1.33	(10.82)	5.01	2.75	3.31
Total from investment operations	3.53	1.35	(10.81)	4.97	2.82	3.41
Distributions from net investment income	(.01)	(.02)	-	(.05)	(.07)	-
Distributions from net realized gain	-	-	(2.72)	(2.34)	(1.34)	(.89)
Total distributions	(.01)	(.02)	(2.72)	(2.39)	(1.41)	(.89)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Total Return B,C	28.00%	12.05%	(48.42)%	24.42%	14.08%	19.05%
Ratios to Average Net Assets E,J
Expenses before reductions	.74% A	.77%	.95%	1.01%	.86%	.78%
Expenses net of fee waivers, if any	.74% A	.77%	.95%	1.00%	.86%	.78%
Expenses net of all reductions	.72% A	.75%	.94%	.99%	.81%	.75%
Net investment income (loss)	.10% A	.22%	.05%	(.20)% G	.32% H	.49% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,652	$ 1,379	$ 1,292	$ 2,602	$ 2,623	$ 1,609
Portfolio turnover rate F	213% A	135%	101%	84%	126%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	.04	.02	(.03) G
Net realized and unrealized gain (loss)	3.52	1.32	(10.82)	1.65
Total from investment operations	3.54	1.36	(10.80)	1.62
Distributions from net investment income	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	(2.73)	-
Total distributions	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 16.16	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	28.06%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,I
Expenses before reductions	.62% A	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.62% A	.63%	.84%	.94% A
Expenses net of all reductions	.60% A	.62%	.84%	.93% A
Net investment income (loss)	.22% A	.36%	.15%	(.24)% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 662	$ 413	$ 376	$ 162
Portfolio turnover rate F	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. In May 2010, the Board of Trustees approved a change in the name of the Fund from Fidelity Small Cap Independence Fund to Fidelity Stock Selector Small Cap Fund. This change will be effective September 1, 2010. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,129,423
Gross unrealized depreciation	(24,839,252)
Net unrealized appreciation (depreciation)	$ 292,290,171

Tax cost	$ 1,467,070,354

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,713,148	$ (65,422)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,713,148	$ (65,422)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,713,148 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(65,422) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,569,405,218 and $1,649,844,521, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,845	$ 44
Class T	.25%	.25%	1,706	10
Class B	.75%	.25%	1,164	875
Class C	.75%	.25%	2,632	1,498
			$ 9,347	$ 2,427

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 873
Class T	379
Class B*	241
Class C*	63
$ 1,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,880.32
Class T	1,102.32
Class B	380.33
Class C	846.32
Small Cap Independence	2,154,679.28
Institutional Class	427.16
	$ 2,162,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,766 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,995 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117,749 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 649	$ 4,025
Class T	-	517
Class B	-	104
Class C	-	117
Small Cap Independence	974,901	2,632,884
Institutional Class	392	822
Total	$ 975,942	$ 2,638,469

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	35,528	71,378	$ 512,894	$ 788,883
Reinvestment of distributions	48	387	635	3,793
Shares redeemed	(28,413)	(67,529)	(411,798)	(721,666)
Net increase (decrease)	7,163	4,236	$ 101,731	$ 71,010
Class T
Shares sold	19,860	15,043	$ 286,958	$ 167,984
Reinvestment of distributions	-	52	-	513
Shares redeemed	(7,610)	(7,474)	(110,777)	(81,545)
Net increase (decrease)	12,250	7,621	$ 176,181	$ 86,952
Class B
Shares sold	1,908	12,626	$ 26,162	$ 143,810
Reinvestment of distributions	-	10	-	101
Shares redeemed	(3,731)	(12,734)	(51,807)	(136,707)
Net increase (decrease)	(1,823)	(98)	$ (25,645)	$ 7,204
Class C
Shares sold	12,016	26,160	$ 171,974	$ 298,029
Reinvestment of distributions	-	11	-	107
Shares redeemed	(3,454)	(7,946)	(48,436)	(87,470)
Net increase (decrease)	8,562	18,225	$ 123,538	$ 210,666
Small Cap Independence
Shares sold	8,311,640	20,943,346	$ 120,088,950	$ 222,060,311
Reinvestment of distributions	72,340	263,408	962,840	2,594,575
Shares redeemed	(15,345,655)	(26,369,097)	(222,231,044)	(287,151,117)
Net increase (decrease)	(6,961,675)	(5,162,343)	$ (101,179,254)	$ (62,496,231)
Institutional Class
Shares sold	9,552	6,785	$ 138,714	$ 75,484
Reinvestment of distributions	4	9	53	87
Shares redeemed	(1,228)	(7,415)	(19,128)	(91,575)
Net increase (decrease)	8,328	(621)	$ 119,639	$ (16,004)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCS-USAN-0610
1.843153.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Independence
Fund - Institutional Class

(To be renamed Fidelity Advisor Stock Selector Small Cap Fund effective September 1, 2010)

Semiannual Report

April 30, 2010

Institutional Class is a
class of Fidelity® Small Cap
Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	1.02%
Actual		$ 1,000.00	$ 1,278.00	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class T	1.28%
Actual		$ 1,000.00	$ 1,277.10	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class B	1.78%
Actual		$ 1,000.00	$ 1,273.50	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.77%
Actual		$ 1,000.00	$ 1,272.50	$ 9.97
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Small Cap Independence	.74%
Actual		$ 1,000.00	$ 1,280.00	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,280.60	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wright Express Corp.	1.3	0.0
Forestar Group, Inc.	1.2	0.0
TCF Financial Corp.	1.2	0.0
Waddell & Reed Financial, Inc. Class A	1.2	1.1
National Penn Bancshares, Inc.	1.1	0.0
Alexandria Real Estate Equities, Inc.	1.1	0.0
City National Corp.	1.1	0.0
CapitalSource, Inc.	1.0	0.0
Parametric Technology Corp.	1.0	0.0
Washington Federal, Inc.	1.0	0.0
	11.2
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	13.3
Information Technology	18.7	17.4
Consumer Discretionary	15.6	23.8
Industrials	14.0	12.9
Health Care	13.5	11.7
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.5%	** Foreign investments	16.5%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.6%
BorgWarner, Inc. (a)	290,700	$ 12,599
Tenneco, Inc. (a)	561,500	14,470
		27,069
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc.	451,504	11,608
Hotels, Restaurants & Leisure - 2.3%
Red Robin Gourmet Burgers, Inc. (a)	135,000	3,295
Vail Resorts, Inc. (a)(d)	256,100	11,688
WMS Industries, Inc. (a)	207,500	10,379
Wyndham Worldwide Corp.	455,215	12,204
		37,566
Household Durables - 2.7%
iRobot Corp. (a)(d)	308,470	6,225
Meritage Homes Corp. (a)	463,700	11,027
Mohawk Industries, Inc. (a)	205,800	13,118
Tempur-Pedic International, Inc. (a)	402,546	13,566
		43,936
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (d)	197,900	3,825
Media - 0.8%
Lamar Advertising Co. Class A (a)	362,800	13,503
Multiline Retail - 0.4%
Dollarama, Inc.	282,934	6,955
Specialty Retail - 4.3%
Cabela's, Inc. Class A (a)(d)	648,162	11,771
Fourlis Holdings SA	634,830	6,319
Gymboree Corp. (a)	207,200	10,180
RadioShack Corp.	548,100	11,812
Shoe Carnival, Inc. (a)	577,447	15,972
Signet Jewelers Ltd. (a)	349,600	11,194
West Marine, Inc. (a)	335,600	4,017
		71,265
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	102,000	14,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	571,200	$ 16,336
Phillips-Van Heusen Corp.	206,600	13,018
		43,693
TOTAL CONSUMER DISCRETIONARY		259,420
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Hansen Natural Corp. (a)	148,000	6,524
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc. (a)	170,400	6,523
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	442,770	6,659
Green Mountain Coffee Roasters, Inc. (a)	86,701	6,300
J&J Snack Foods Corp.	97,755	4,554
Tyson Foods, Inc. Class A	217,900	4,269
		21,782
Personal Products - 0.8%
China-Biotics, Inc. (a)	137,220	2,445
Elizabeth Arden, Inc. (a)	511,955	9,323
Schiff Nutrition International, Inc.	147,244	1,044
		12,812
TOTAL CONSUMER STAPLES		47,641
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Complete Production Services, Inc. (a)	691,147	10,429
Superior Energy Services, Inc. (a)	286,000	7,739
		18,168
Oil, Gas & Consumable Fuels - 3.3%
Atlas Pipeline Partners, LP	625,813	9,030
Berry Petroleum Co. Class A	286,700	9,280
Cloud Peak Energy, Inc.	545,100	8,722
EXCO Resources, Inc.	443,900	8,234
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
St. Mary Land & Exploration Co.	266,968	$ 10,743
Whiting Petroleum Corp. (a)	101,465	9,165
		55,174
TOTAL ENERGY		73,342
FINANCIALS - 20.4%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)(d)	178,800	15,051
optionsXpress Holdings, Inc.	926,400	16,444
Waddell & Reed Financial, Inc. Class A	511,000	18,968
		50,463
Commercial Banks - 6.4%
Associated Banc-Corp.	1,100,123	15,985
CapitalSource, Inc.	2,901,800	17,324
City National Corp.	293,000	18,248
National Penn Bancshares, Inc.	2,528,200	18,506
PacWest Bancorp	654,700	15,719
TCF Financial Corp. (d)	1,085,100	20,215
		105,997
Diversified Financial Services - 0.3%
Gimv NV	104,300	5,653
Insurance - 3.3%
Amerisafe, Inc. (a)	691,000	11,816
Endurance Specialty Holdings Ltd.	380,500	14,021
Max Capital Group Ltd.	583,200	13,005
Platinum Underwriters Holdings Ltd.	413,200	15,375
		54,217
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc. (d)	259,600	18,382
Highwoods Properties, Inc. (SBI)	267,600	8,555
Home Properties, Inc.	193,256	9,603
National Retail Properties, Inc.	414,500	9,753
SL Green Realty Corp.	121,700	7,566
		53,859
Real Estate Management & Development - 2.2%
Forestar Group, Inc. (a)	907,600	20,457
Jones Lang LaSalle, Inc.	210,900	16,636
		37,093
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	823,600	$ 13,293
Washington Federal, Inc.	835,500	17,186
		30,479
TOTAL FINANCIALS		337,761
HEALTH CARE - 13.5%
Biotechnology - 3.2%
Allos Therapeutics, Inc. (a)(d)	632,800	4,999
Anadys Pharmaceuticals, Inc. (a)	856,600	2,176
ARIAD Pharmaceuticals, Inc. (a)	1,279,218	4,503
BioMarin Pharmaceutical, Inc. (a)	190,600	4,454
Dynavax Technologies Corp. (a)	983,800	1,525
Incyte Corp. (a)(d)	413,920	5,555
Inhibitex, Inc. (a)(d)	498,237	1,226
Keryx Biopharmaceuticals, Inc. (a)(d)	916,203	5,149
Lexicon Pharmaceuticals, Inc. (a)	2,146,843	3,456
Neurocrine Biosciences, Inc. (a)	976,790	3,135
Pharmasset, Inc. (a)	79,684	2,582
Protalix BioTherapeutics, Inc. (a)	49,500	335
Targacept, Inc. (a)	130,459	3,105
Theravance, Inc. (a)	249,099	4,177
Vermillion, Inc. (a)(d)	165,387	2,977
ZIOPHARM Oncology, Inc. (a)	665,502	3,940
		53,294
Health Care Equipment & Supplies - 2.1%
AGA Medical Holdings, Inc. (d)	587,614	9,449
DexCom, Inc. (a)	963,600	10,551
SenoRx, Inc. (a)	277,457	2,730
Volcano Corp. (a)	493,300	11,849
		34,579
Health Care Providers & Services - 4.6%
Alliance Healthcare Services, Inc. (a)	1,398,078	7,494
BioScrip, Inc. (a)	952,502	8,515
Brookdale Senior Living, Inc. (a)	195,000	4,193
Catalyst Health Solutions, Inc. (a)	283,363	11,989
Centene Corp. (a)	390,469	8,942
Emergency Medical Services Corp. Class A (a)	142,371	7,529
Emeritus Corp. (a)(d)	292,641	6,555
Hanger Orthopedic Group, Inc. (a)	374,700	6,984
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)	338,851	$ 9,664
Sun Healthcare Group, Inc. (a)	521,700	4,664
		76,529
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	154,345	6,955
SXC Health Solutions Corp. (a)	126,183	8,770
		15,725
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	1,061,199	7,821
Illumina, Inc. (a)	176,950	7,409
QIAGEN NV (a)	221,600	5,064
		20,294
Pharmaceuticals - 1.4%
Amarin Corp. PLC ADR (a)	806,730	1,823
Ardea Biosciences, Inc. (a)	192,805	4,897
Cardiome Pharma Corp. (a)	333,900	2,816
King Pharmaceuticals, Inc. (a)	323,187	3,167
Perrigo Co.	74,238	4,531
Questcor Pharmaceuticals, Inc. (a)	550,219	5,359
		22,593
TOTAL HEALTH CARE		223,014
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	64,400	5,211
Teledyne Technologies, Inc. (a)	203,100	8,855
Triumph Group, Inc.	106,020	8,223
		22,289
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	538,900	8,542
Airlines - 0.4%
Alaska Air Group, Inc. (a)	177,300	7,342
Building Products - 1.3%
AAON, Inc.	336,300	8,118
Armstrong World Industries, Inc. (a)	314,400	13,692
		21,810
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	203,642	12,467
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	367,600	$ 8,617
Granite Construction, Inc.	332,800	11,185
		19,802
Electrical Equipment - 2.1%
A.O. Smith Corp.	212,926	10,993
General Cable Corp. (a)(d)	447,115	12,774
Regal-Beloit Corp.	166,000	10,503
		34,270
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	274,400	10,353
Otter Tail Corp.	118,972	2,644
		12,997
Machinery - 3.5%
Accuride Corp. (a)	3,413,300	4,676
CLARCOR, Inc.	266,214	10,068
Gardner Denver, Inc.	176,100	8,856
John Bean Technologies Corp.	509,400	9,358
Manitowoc Co., Inc.	792,900	11,109
Timken Co.	389,880	13,716
		57,783
Professional Services - 0.2%
Kforce, Inc. (a)	285,513	3,966
Road & Rail - 0.7%
Kansas City Southern (a)	264,400	10,721
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	512,200	10,659
WESCO International, Inc. (a)	237,200	9,635
		20,294
TOTAL INDUSTRIALS		232,283
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.8%
Adtran, Inc.	550,300	14,732
CommScope, Inc. (a)	396,206	12,908
DragonWave, Inc. (a)(d)	807,300	6,872
Emulex Corp. (a)	826,200	9,708
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	591,800	$ 6,066
NETGEAR, Inc. (a)	481,032	13,017
		63,303
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	349,400	13,938
Super Micro Computer, Inc. (a)	703,704	9,979
Synaptics, Inc. (a)(d)	291,100	8,913
		32,830
Electronic Equipment & Components - 1.5%
Anixter International, Inc. (a)(d)	214,000	11,214
Avnet, Inc. (a)	441,130	14,103
		25,317
Internet Software & Services - 1.9%
Art Technology Group, Inc. (a)	2,650,900	11,346
j2 Global Communications, Inc. (a)	303,400	7,306
Rackspace Hosting, Inc. (a)(d)	653,800	11,736
		30,388
IT Services - 2.0%
Acxiom Corp. (a)	200,666	3,829
Sapient Corp.	812,380	8,311
Wright Express Corp. (a)	621,233	21,105
		33,245
Semiconductors & Semiconductor Equipment - 3.0%
Brooks Automation, Inc. (a)	338,500	3,290
Micron Technology, Inc. (a)	416,900	3,898
MKS Instruments, Inc. (a)	287,200	6,514
Omnivision Technologies, Inc. (a)	506,800	8,899
Standard Microsystems Corp. (a)	182,290	4,681
Teradyne, Inc. (a)	604,325	7,391
Varian Semiconductor Equipment Associates, Inc. (a)	208,000	6,852
Verigy Ltd. (a)	687,300	8,206
		49,731
Software - 4.5%
Ariba, Inc. (a)	471,100	6,723
JDA Software Group, Inc. (a)	395,200	11,421
Mentor Graphics Corp. (a)	1,587,300	14,270
Nuance Communications, Inc. (a)	918,500	16,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	928,200	$ 17,255
Radiant Systems, Inc. (a)	610,304	8,587
		75,037
TOTAL INFORMATION TECHNOLOGY		309,851
MATERIALS - 5.8%
Chemicals - 2.8%
Cabot Corp.	336,000	10,933
Lyondell Chemical Co. Class B, (a)	251,986	5,670
LyondellBasell Industries AF SCA Class A	274,514	6,122
Rockwood Holdings, Inc. (a)	406,900	12,183
Solutia, Inc. (a)	626,800	11,032
		45,940
Construction Materials - 0.3%
Texas Industries, Inc.	149,200	5,646
Metals & Mining - 2.7%
Carpenter Technology Corp.	328,100	12,884
Commercial Metals Co.	457,000	6,800
Compass Minerals International, Inc.	151,800	11,432
Red Back Mining, Inc. (a)	487,900	12,810
		43,926
TOTAL MATERIALS		95,512
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	78,070	3,946
Global Crossing Ltd. (a)	216,801	3,219
PAETEC Holding Corp. (a)	795,579	3,962
		11,127
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	45,700	1,939
Syniverse Holdings, Inc. (a)	287,503	5,773
		7,712
TOTAL TELECOMMUNICATION SERVICES		18,839
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.6%
Cleco Corp.	273,100	$ 7,483
Great Plains Energy, Inc.	374,300	7,235
Portland General Electric Co.	240,500	4,781
Westar Energy, Inc.	292,900	6,939
		26,438
Gas Utilities - 0.9%
Northwest Natural Gas Co.	157,000	7,440
Southwest Gas Corp.	275,000	8,553
		15,993
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	263,900	7,975
TOTAL UTILITIES		50,406
TOTAL COMMON STOCKS (Cost $1,354,439)		1,648,069
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 5/13/10 (e) (Cost $1,050)	$ 1,050	1,050
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	38,596,367	38,596
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	71,620,750	71,621
TOTAL MONEY MARKET FUNDS (Cost $110,217)		110,217
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $25)	$ 25	$ 25
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,465,731)		1,759,361
NET OTHER ASSETS - (6.1)%		(101,722)
NET ASSETS - 100%		$ 1,657,639
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
26 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 1,860	$ (65)
The face value of futures purchased as a percentage of net assets - 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $850,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 4
Bank of America, NA	5
Barclays Capital, Inc.	3
Credit Agricole Sec Usa Inc	2
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	3
Mizuho Securities USA, Inc.	2
RBC Capital Markets Corp.	3
RBS Securities, Inc.	1
Societe Generale, New York Branch	2
Wachovia Capital Markets LLC	0*
$ 25
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	547
Total	$ 570
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	28,343	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 52,127	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 259,420	$ 253,101	$ 6,319	$ -
Consumer Staples	47,641	47,641	-	-
Energy	73,342	73,342	-	-
Financials	337,761	332,108	5,653	-
Health Care	223,014	223,014	-	-
Industrials	232,283	232,283	-	-
Information Technology	309,851	309,851	-	-
Materials	95,512	89,842	5,670	-
Telecommunication Services	18,839	18,839	-	-
Utilities	50,406	50,406	-	-
U.S. Government and Government Agency Obligations	1,050	-	1,050	-
Money Market Funds	110,217	110,217	-	-
Cash Equivalents	25	-	25	-
Total Investments in Securities:	$ 1,759,361	$ 1,740,644	$ 18,717	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (65)	$ (65)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (65)
Total Value of Derivatives	$ -	$ (65)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $790,724,740 of which $461,620,332 and $329,104,408 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,440 and repurchase agreements of $25) - See accompanying schedule: Unaffiliated issuers (cost $1,355,514)	$ 1,649,144
Fidelity Central Funds (cost $110,217)	110,217
Total Investments (cost $1,465,731)		$ 1,759,361
Receivable for investments sold		17,347
Receivable for fund shares sold		2,101
Dividends receivable		536
Interest receivable		11
Distributions receivable from Fidelity Central Funds		93
Prepaid expenses		2
Other receivables		62
Total assets		1,779,513

Liabilities
Payable to custodian bank	$ 7,617
Payable for investments purchased	16,163
Payable for fund shares redeemed	25,063
Accrued management fee	549
Distribution fees payable	2
Payable for daily variation on futures contracts	397
Other affiliated payables	406
Other payables and accrued expenses	56
Collateral on securities loaned, at value	71,621
Total liabilities		121,874

Net Assets		$ 1,657,639
Net Assets consist of:
Paid in capital		$ 1,983,909
Accumulated net investment loss		(205)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(619,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		293,564
Net Assets		$ 1,657,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,556.5 ÷ 222.13 shares)	$ 16.01

Maximum offering price per share (100/94.25 of $16.01)	$ 16.99
Class T: Net Asset Value and redemption price per share ($896.8 ÷ 56.41 shares)	$ 15.90

Maximum offering price per share (100/96.50 of $15.90)	$ 16.48
Class B: Net Asset Value and offering price per share ($250.7 ÷ 15.93 shares)A	$ 15.74

Class C: Net Asset Value and offering price per share ($679.1 ÷ 43.27 shares)A	$ 15.69

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($1,651,593.1 ÷ 102,389.26 shares)	$ 16.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($662.4 ÷ 40.98 shares)	$ 16.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 5,695
Interest		25
Income from Fidelity Central Funds (including $547 from security lending)		570
Total income		6,290

Expenses
Management fee Basic fee	$ 4,614
Performance adjustment	(1,604)
Transfer agent fees	2,162
Distribution fees	9
Accounting and security lending fees	260
Custodian fees and expenses	73
Independent trustees' compensation	4
Registration fees	72
Audit	29
Legal	5
Miscellaneous	13
Total expenses before reductions	5,637
Expense reductions	(118)	5,519
Net investment income (loss)		771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,865
Other affiliated issuers	1,647
Foreign currency transactions	(114)
Futures contracts	2,713
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		181,114
Change in net unrealized appreciation (depreciation) on: Investment securities	194,021
Assets and liabilities in foreign currencies	(15)
Futures contracts	(65)
Total change in net unrealized appreciation (depreciation)		193,941
Net gain (loss)		375,055
Net increase (decrease) in net assets resulting from operations		$ 375,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 771	$ 2,776
Net realized gain (loss)	181,114	(315,874)
Change in net unrealized appreciation (depreciation)	193,941	465,364
Net increase (decrease) in net assets resulting from operations	375,826	152,266
Distributions to shareholders from net investment income	(976)	(2,638)
Share transactions - net increase (decrease)	(100,683)	(62,137)
Redemption fees	58	136
Total increase (decrease) in net assets	274,225	87,627

Net Assets
Beginning of period	1,383,414	1,295,787
End of period (including accumulated net investment loss of $205 and accumulated net investment loss of $0, respectively)	$ 1,657,639	$ 1,383,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	(.04)	(.07) H
Net realized and unrealized gain (loss)	3.49	1.31	(10.77)	1.66
Total from investment operations	3.48	1.31	(10.81)	1.59
Distributions from net investment income	- K	(.02)	-	-
Distributions from net realized gain	-	-	(2.74)	-
Total distributions	- K	(.02)	(2.74)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 16.01	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	27.80%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.02% A	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.02% A	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.01% A	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	(.03)%	(.24)%	(.57)% A,H
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 3	$ 2	$ 1
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.08)	(.10) H
Net realized and unrealized gain (loss)	3.48	1.30	(10.76)	1.64
Total from investment operations	3.45	1.27	(10.84)	1.54
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.71)	-
Total distributions	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.90	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	27.71%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,J
Expenses before reductions	1.28% A	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.28% A	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.26% A	1.29%	1.49%	1.52% A
Net investment income (loss)	(.43)% A	(.31)%	(.50)%	(.83)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 897	$ 550	$ 409	$ 420
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.45	1.30	(10.73)	1.64
Total from investment operations	3.38	1.22	(10.90)	1.49
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.64)	-
Total distributions	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.74	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	27.35%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	1.78% A	1.77%	1.99%	2.05% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	2.04% A
Net investment income (loss)	(.93)% A	(.78)%	(1.00)%	(1.32)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 219	$ 199	$ 419
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.17)	(.15) H
Net realized and unrealized gain (loss)	3.43	1.31	(10.72)	1.66
Total from investment operations	3.36	1.22	(10.89)	1.51
Distributions from net investment income	-	(.01)	-	-
Distributions from net realized gain	-	-	(2.70)	-
Total distributions	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 15.69	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	27.25%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,J
Expenses before reductions	1.77% A	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	1.77% A	1.76%	2.00%	1.98% A
Expenses net of all reductions	1.76% A	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.77)%	(1.01)%	(1.27)% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 679	$ 428	$ 183	$ 294
Portfolio turnover rate G	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82	$ 18.30
Income from Investment Operations
Net investment income (loss) D	.01	.02	.01	(.04) G	.07 H	.10 I
Net realized and unrealized gain (loss)	3.52	1.33	(10.82)	5.01	2.75	3.31
Total from investment operations	3.53	1.35	(10.81)	4.97	2.82	3.41
Distributions from net investment income	(.01)	(.02)	-	(.05)	(.07)	-
Distributions from net realized gain	-	-	(2.72)	(2.34)	(1.34)	(.89)
Total distributions	(.01)	(.02)	(2.72)	(2.39)	(1.41)	(.89)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 16.13	$ 12.61	$ 11.28	$ 24.81	$ 22.23	$ 20.82
Total Return B,C	28.00%	12.05%	(48.42)%	24.42%	14.08%	19.05%
Ratios to Average Net Assets E,J
Expenses before reductions	.74% A	.77%	.95%	1.01%	.86%	.78%
Expenses net of fee waivers, if any	.74% A	.77%	.95%	1.00%	.86%	.78%
Expenses net of all reductions	.72% A	.75%	.94%	.99%	.81%	.75%
Net investment income (loss)	.10% A	.22%	.05%	(.20)% G	.32% H	.49% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,652	$ 1,379	$ 1,292	$ 2,602	$ 2,623	$ 1,609
Portfolio turnover rate F	213% A	135%	101%	84%	126%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.02	.04	.02	(.03) G
Net realized and unrealized gain (loss)	3.52	1.32	(10.82)	1.65
Total from investment operations	3.54	1.36	(10.80)	1.62
Distributions from net investment income	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	(2.73)	-
Total distributions	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 16.16	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	28.06%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,I
Expenses before reductions	.62% A	.63%	.84%	.94% A
Expenses net of fee waivers, if any	.62% A	.63%	.84%	.94% A
Expenses net of all reductions	.60% A	.62%	.84%	.93% A
Net investment income (loss)	.22% A	.36%	.15%	(.24)% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 662	$ 413	$ 376	$ 162
Portfolio turnover rate F	213% A	135%	101%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. In May 2010, the Board of Trustees approved a change in the name of the Fund from Fidelity Small Cap Independence Fund to Fidelity Stock Selector Small Cap Fund. This change will be effective September 1, 2010. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 317,129,423
Gross unrealized depreciation	(24,839,252)
Net unrealized appreciation (depreciation)	$ 292,290,171

Tax cost	$ 1,467,070,354

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,713,148	$ (65,422)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,713,148	$ (65,422)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,713,148 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(65,422) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,569,405,218 and $1,649,844,521, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,845	$ 44
Class T	.25%	.25%	1,706	10
Class B	.75%	.25%	1,164	875
Class C	.75%	.25%	2,632	1,498
			$ 9,347	$ 2,427

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 873
Class T	379
Class B*	241
Class C*	63
$ 1,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,880.32
Class T	1,102.32
Class B	380.33
Class C	846.32
Small Cap Independence	2,154,679.28
Institutional Class	427.16
	$ 2,162,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,766 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,995 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $117,749 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 649	$ 4,025
Class T	-	517
Class B	-	104
Class C	-	117
Small Cap Independence	974,901	2,632,884
Institutional Class	392	822
Total	$ 975,942	$ 2,638,469

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	35,528	71,378	$ 512,894	$ 788,883
Reinvestment of distributions	48	387	635	3,793
Shares redeemed	(28,413)	(67,529)	(411,798)	(721,666)
Net increase (decrease)	7,163	4,236	$ 101,731	$ 71,010
Class T
Shares sold	19,860	15,043	$ 286,958	$ 167,984
Reinvestment of distributions	-	52	-	513
Shares redeemed	(7,610)	(7,474)	(110,777)	(81,545)
Net increase (decrease)	12,250	7,621	$ 176,181	$ 86,952
Class B
Shares sold	1,908	12,626	$ 26,162	$ 143,810
Reinvestment of distributions	-	10	-	101
Shares redeemed	(3,731)	(12,734)	(51,807)	(136,707)
Net increase (decrease)	(1,823)	(98)	$ (25,645)	$ 7,204
Class C
Shares sold	12,016	26,160	$ 171,974	$ 298,029
Reinvestment of distributions	-	11	-	107
Shares redeemed	(3,454)	(7,946)	(48,436)	(87,470)
Net increase (decrease)	8,562	18,225	$ 123,538	$ 210,666
Small Cap Independence
Shares sold	8,311,640	20,943,346	$ 120,088,950	$ 222,060,311
Reinvestment of distributions	72,340	263,408	962,840	2,594,575
Shares redeemed	(15,345,655)	(26,369,097)	(222,231,044)	(287,151,117)
Net increase (decrease)	(6,961,675)	(5,162,343)	$ (101,179,254)	$ (62,496,231)
Institutional Class
Shares sold	9,552	6,785	$ 138,714	$ 75,484
Reinvestment of distributions	4	9	53	87
Shares redeemed	(1,228)	(7,415)	(19,128)	(91,575)
Net increase (decrease)	8,328	(621)	$ 119,639	$ (16,004)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCSI-USAN-0610
1.843146.102

Fidelity®
Stock Selector
(To be renamed Fidelity Stock Selector All Cap Fund effective July 1, 2010)

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Stock Selector	.88%
Actual		$ 1,000.00	$ 1,186.40	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.70%
Actual		$ 1,000.00	$ 1,187.30	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.2
Microsoft Corp.	1.8	2.8
Procter & Gamble Co.	1.4	0.0
The Coca-Cola Co.	1.2	1.3
General Electric Co.	1.1	0.2
Regions Financial Corp.	1.0	0.0
Exxon Mobil Corp.	1.0	2.9
Morgan Stanley	1.0	0.8
SunTrust Banks, Inc.	0.9	0.0
Cisco Systems, Inc.	0.9	2.4
	12.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	24.7
Financials	15.7	16.8
Health Care	11.8	12.5
Industrials	10.9	8.4
Consumer Staples	10.8	7.0
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 98.0%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	13.2%	** Foreign investments	8.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	36,556	$ 560
BorgWarner, Inc. (a)	5,400	234
Gentex Corp.	17,600	378
Johnson Controls, Inc.	43,016	1,445
Stoneridge, Inc. (a)	21,500	232
Tenneco, Inc. (a)	17,700	456
		3,305
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	10,875	535
Ford Motor Co. (a)(d)	54,404	708
		1,243
Distributors - 0.0%
Li & Fung Ltd.	64,000	309
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	16,900	495
Carriage Services, Inc. (a)	35,800	178
Coinstar, Inc. (a)	10,560	468
DeVry, Inc.	5,800	362
Navitas Ltd.	51,097	244
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	19
Promethean World PLC (a)	66,900	217
Sotheby's Class A (ltd. vtg.) (d)	13,451	449
Steiner Leisure Ltd. (a)	6,700	314
Stewart Enterprises, Inc. Class A	34,900	237
Strayer Education, Inc.	1,400	340
		3,323
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	11,000	507
BJ's Restaurants, Inc. (a)	14,800	357
Brinker International, Inc.	12,500	232
Chipotle Mexican Grill, Inc. (a)	1,200	162
Ctrip.com International Ltd. sponsored ADR (a)	7,400	270
Darden Restaurants, Inc.	22,100	989
Home Inns & Hotels Management, Inc. sponsored ADR (a)	11,200	390
Las Vegas Sands Corp. (a)(d)	45,000	1,119
Marriott International, Inc. Class A	5,300	195
McDonald's Corp.	46,700	3,297
MGM Mirage, Inc. (a)	13,895	221
O'Charleys, Inc. (a)	18,700	179
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
P.F. Chang's China Bistro, Inc.	9,100	$ 397
Pinnacle Entertainment, Inc. (a)	8,600	116
Royal Caribbean Cruises Ltd. (a)	12,300	441
Shuffle Master, Inc. (a)	22,200	213
Sonic Corp. (a)	15,400	180
Starbucks Corp.	62,860	1,633
Starwood Hotels & Resorts Worldwide, Inc.	22,200	1,210
The Cheesecake Factory, Inc. (a)	22,600	614
WMS Industries, Inc. (a)	20,100	1,005
Wyndham Worldwide Corp.	55,600	1,491
Wynn Macau Ltd.	224,987	353
		15,571
Household Durables - 0.7%
D.R. Horton, Inc.	14,800	217
KB Home	23,700	439
Lennar Corp. Class A	23,600	470
Mohawk Industries, Inc. (a)	5,200	331
Sharp Corp.	27,000	350
Sony Corp. sponsored ADR	2,000	68
Stanley Black & Decker, Inc.	39,716	2,468
Techtronic Industries Co. Ltd.	40,500	42
Tempur-Pedic International, Inc. (a)	12,600	425
Toll Brothers, Inc. (a)	12,300	278
Whirlpool Corp.	6,498	707
		5,795
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	27,472	3,765
Blue Nile, Inc. (a)(d)	22	1
Expedia, Inc.	26,500	626
Liberty Media Corp. Interactive Series A (a)	27,600	424
Priceline.com, Inc. (a)	2,800	734
		5,550
Leisure Equipment & Products - 0.0%
Polaris Industries, Inc.	5,300	314
Media - 3.2%
AirMedia Group, Inc. ADR (a)	25,100	161
Cablevision Systems Corp. - NY Group Class A	46,500	1,276
Comcast Corp.:
Class A	55,362	1,093
Class A (special) (non-vtg.)	17,700	334
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	59,603	$ 2,159
Discovery Communications, Inc. Class C (a)	17,900	597
DreamWorks Animation SKG, Inc. Class A (a)	13,127	521
Interpublic Group of Companies, Inc. (a)	112,400	1,001
Lamar Advertising Co. Class A (a)	14,694	547
Liberty Global, Inc. Class A (a)	12,000	329
Madison Square Garden, Inc. Class A (a)	9	0*
McGraw-Hill Companies, Inc.	147,420	4,971
National CineMedia, Inc.	29,661	565
Net Servicos de Comunicacao SA sponsored ADR (a)	14,300	168
News Corp. Class A	54,000	833
SearchMedia Holdings Ltd. (a)	66,200	338
SinoMedia Holding Ltd.	22,000	7
Ten Network Holdings Ltd. (a)	91,376	152
The Walt Disney Co.	110,200	4,060
Time Warner Cable, Inc.	27,200	1,530
Time Warner, Inc.	53,886	1,783
Viacom, Inc. Class B (non-vtg.) (a)	45,700	1,615
Virgin Media, Inc.	63,252	1,113
VisionChina Media, Inc. ADR (a)	48,100	206
		25,359
Multiline Retail - 0.5%
Big Lots, Inc. (a)	10,000	382
Dollar Tree, Inc. (a)	4,600	279
Target Corp.	55,250	3,142
		3,803
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	31,700	1,430
Bed Bath & Beyond, Inc. (a)	24,425	1,123
Best Buy Co., Inc.	16,698	761
Cabela's, Inc. Class A (a)	20,900	380
Citi Trends, Inc. (a)	10,700	359
Group 1 Automotive, Inc. (a)	7,300	227
Gymboree Corp. (a)	8,495	417
Hengdeli Holdings Ltd.	546,000	228
hhgregg, Inc. (a)	8,500	243
Home Depot, Inc.	55,843	1,968
Inditex SA	5,851	362
Lowe's Companies, Inc.	159,057	4,314
Lumber Liquidators Holdings, Inc. (a)	500	15
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	14,100	$ 304
Ross Stores, Inc.	9,900	554
rue21, Inc.	4,200	133
Signet Jewelers Ltd. (a)	10,300	330
Staples, Inc.	34,959	823
Urban Outfitters, Inc. (a)	14,014	526
Vitamin Shoppe, Inc.	7,900	196
		14,693
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	10,000	286
NIKE, Inc. Class B	6,802	516
Phillips-Van Heusen Corp.	11,100	699
Polo Ralph Lauren Corp. Class A	6,600	593
		2,094
TOTAL CONSUMER DISCRETIONARY		81,359
CONSUMER STAPLES - 10.8%
Beverages - 3.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	19,500	244
Anheuser-Busch InBev SA NV (d)	42,507	2,062
Brown-Forman Corp. Class B (non-vtg.)	7,639	444
Coca-Cola Bottling Co. Consolidated	8,375	461
Coca-Cola FEMSA SAB de CV sponsored ADR	6,600	462
Coca-Cola Icecek AS	25,000	247
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,800	469
Constellation Brands, Inc. Class A (sub. vtg.) (a)	115,400	2,108
Cott Corp. (a)	100	1
Diageo PLC sponsored ADR	23,100	1,574
Dr Pepper Snapple Group, Inc.	7,805	255
Embotelladora Andina SA sponsored ADR	22,100	483
Fomento Economico Mexicano SAB de CV sponsored ADR	5,000	237
Molson Coors Brewing Co. Class B	83,339	3,697
PepsiCo, Inc.	55,650	3,629
The Coca-Cola Co.	177,098	9,466
		25,839
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	39,315	1,505
Costco Wholesale Corp.	9,581	566
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	145,297	$ 5,366
Koninklijke Ahold NV	35,854	492
Kroger Co.	77,272	1,718
Safeway, Inc.	71,484	1,687
Susser Holdings Corp. (a)	59,900	645
The Pantry, Inc. (a)	24,400	386
Wal-Mart Stores, Inc.	86,230	4,626
Walgreen Co.	115,282	4,052
		21,043
Food Products - 1.4%
Archer Daniels Midland Co.	43,100	1,204
Ausnutria Dairy Hunan Co. Ltd. Class H	333,000	232
Brasil Foods SA	200	3
Bunge Ltd.	14,600	773
Cermaq ASA	19,800	220
Corn Products International, Inc.	12,966	467
Cosan Ltd. Class A (a)	7,700	82
Danone	9,711	572
Dean Foods Co. (a)	140,110	2,200
Kraft Foods, Inc. Class A	4,501	133
Lindt & Spruengli AG	6	156
Mead Johnson Nutrition Co. Class A	5,800	299
Nestle SA	40,154	1,965
Origin Agritech Ltd. (a)	3,200	28
SLC Agricola SA	24,900	234
Tyson Foods, Inc. Class A	6,669	131
Unilever NV (NY Shares) ADR	69,252	2,096
Viterra, Inc. (a)	26,100	221
		11,016
Household Products - 1.8%
Colgate-Palmolive Co.	17,333	1,458
Energizer Holdings, Inc. (a)	25,877	1,581
Procter & Gamble Co.	185,639	11,539
		14,578
Personal Products - 0.5%
Avon Products, Inc.	104,514	3,379
China-Biotics, Inc. (a)	6,800	121
Natura Cosmeticos SA	11,400	242
		3,742
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Altria Group, Inc.	169,923	$ 3,601
British American Tobacco PLC sponsored ADR	72,010	4,569
KT&G Corp.	4,399	222
Philip Morris International, Inc.	36,180	1,776
Souza Cruz Industria Comerico	6,400	248
		10,416
TOTAL CONSUMER STAPLES		86,634
ENERGY - 10.5%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	68,507	3,409
Basic Energy Services, Inc. (a)	2,700	28
Complete Production Services, Inc. (a)	6,900	104
Core Laboratories NV	2,900	435
Dresser-Rand Group, Inc. (a)	4,800	169
Ensco International Ltd. ADR	13,100	618
FMC Technologies, Inc. (a)	2,100	142
Global Industries Ltd. (a)	19,276	129
Halliburton Co.	40,507	1,242
Helix Energy Solutions Group, Inc. (a)	8,600	125
Helmerich & Payne, Inc.	24,200	983
Hercules Offshore, Inc. (a)	20,800	82
Key Energy Services, Inc. (a)	9,300	101
Nabors Industries Ltd. (a)	75,300	1,624
National Oilwell Varco, Inc.	50,900	2,241
Noble Corp.	45,200	1,785
Northern Offshore Ltd. (a)	132,100	284
Oceaneering International, Inc. (a)	10,900	714
Oil States International, Inc. (a)	3,200	155
Patterson-UTI Energy, Inc.	24,800	379
Pride International, Inc. (a)	9,617	292
Schlumberger Ltd.	78,685	5,620
Smith International, Inc.	41,929	2,003
Superior Energy Services, Inc. (a)	22,700	614
Superior Well Services, Inc. (a)	900	13
Transocean Ltd. (a)	25,944	1,880
TSC Offshore Group Ltd. (a)	174,000	44
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	109,500	$ 1,983
Willbros Group, Inc. (a)	24,500	307
		27,505
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	43,700	2,057
Anadarko Petroleum Corp.	38,500	2,393
Apache Corp.	7,000	712
Arch Coal, Inc.	42,567	1,149
Atlas Pipeline Partners, LP	7,600	110
Brigham Exploration Co. (a)	14,400	281
Cabot Oil & Gas Corp.	43,041	1,555
Canacol Energy Ltd. (a)	143,500	107
Canadian Natural Resources Ltd.	8,800	677
Centennial Coal Co. Ltd.	64,370	250
Chevron Corp.	66,800	5,440
Cloud Peak Energy, Inc.	11,800	189
Comstock Resources, Inc. (a)	6,906	221
ConocoPhillips	8,100	479
CONSOL Energy, Inc.	20,300	907
CVR Energy, Inc. (a)	4,900	42
Denbury Resources, Inc. (a)	29,200	559
Devon Energy Corp.	2,600	175
EOG Resources, Inc.	2,982	334
EXCO Resources, Inc.	68,646	1,273
Exxon Mobil Corp.	116,653	7,915
Frontier Oil Corp.	57,100	868
Holly Corp.	30,300	818
International Coal Group, Inc. (a)	10,300	54
Marathon Oil Corp.	96,864	3,114
Massey Energy Co.	42,544	1,558
Newfield Exploration Co. (a)	17,000	989
Niko Resources Ltd.	2,000	219
Occidental Petroleum Corp.	36,600	3,245
OPTI Canada, Inc. (a)	17,900	40
Painted Pony Petroleum Ltd. Class A (a)	13,800	93
Petrobank Energy & Resources Ltd. (a)	3,000	151
Petrohawk Energy Corp. (a)	115,000	2,483
PT Bumi Resources Tbk	557,000	143
Range Resources Corp.	5,800	277
Southern Union Co.	22,288	582
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SouthGobi Energy Resources Ltd. (a)(e)	400	$ 5
Southwestern Energy Co. (a)	82,300	3,266
Suncor Energy, Inc.	38,100	1,303
Sunoco, Inc.	7,800	256
Talisman Energy, Inc.	21,100	359
Tesoro Corp.	61,900	814
Ultra Petroleum Corp. (a)	16,610	793
Valero Energy Corp.	67,900	1,412
Whiting Petroleum Corp. (a)	15,116	1,365
World Fuel Services Corp.	8,100	230
XTO Energy, Inc.	115,560	5,491
		56,753
TOTAL ENERGY		84,258
FINANCIALS - 15.7%
Capital Markets - 5.8%
AllianceBernstein Holding LP	58,100	1,824
Bank of New York Mellon Corp.	48,778	1,518
Broadpoint Gleacher Securities Group, Inc. (a)	395,068	1,691
Charles Schwab Corp.	245,552	4,737
Deutsche Bank AG (NY Shares)	10,900	749
EFG International	158,483	2,659
Franklin Resources, Inc.	28,800	3,330
GFI Group, Inc.	206,800	1,427
Goldman Sachs Group, Inc.	1,207	175
Janus Capital Group, Inc.	30,900	435
Jefferies Group, Inc.	88,900	2,420
Legg Mason, Inc.	40,600	1,287
MF Global Holdings Ltd. (a)	255,200	2,353
Morgan Stanley	252,598	7,634
Northern Trust Corp.	119,961	6,595
State Street Corp.	14,227	619
T. Rowe Price Group, Inc.	57,800	3,324
TD Ameritrade Holding Corp. (a)	101,300	2,028
The Blackstone Group LP	90,700	1,268
U.S. Global Investments, Inc. Class A	27,800	251
		46,324
Commercial Banks - 5.3%
1st Pacific Bancorp (a)	37,727	17
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Atlantic Southern Financial Group, Inc. (a)	15,860	$ 32
Banco Macro SA sponsored ADR	11,100	311
Bancorp New Jersey, Inc.	1,985	24
BancTrust Financial Group, Inc.	24,650	153
Bar Harbor Bankshares	900	26
Barclays PLC Sponsored ADR	600	12
BBVA Banco Frances SA sponsored ADR	65,300	453
Boston Private Financial Holdings, Inc.	27,300	216
Bridge Capital Holdings (a)	3,000	29
Cathay General Bancorp	16,600	205
Chicopee Bancorp, Inc. (a)	1,970	25
China Citic Bank Corp. Ltd. Class H	4,808,000	3,161
China Merchants Bank Co. Ltd. (H Shares)	116,660	286
Citizens Banking Corp., Michigan (a)	930,385	1,163
City National Corp.	15,800	984
CoBiz, Inc.	229,876	1,641
Evans Bancorp, Inc.	2,400	36
Fifth Third Bancorp	103,400	1,542
First Interstate Bancsystem, Inc.	34,700	560
Glacier Bancorp, Inc.	120,000	2,219
Huntington Bancshares, Inc.	49,000	332
Industrial & Commercial Bank of China Ltd. (H Shares)	2,791,000	2,034
KB Financial Group, Inc. ADR	2,500	122
KeyCorp	18,100	163
Landmark Bancorp, Inc.	985	16
MidWestOne Financial Group, Inc.	2,326	33
Mizuho Financial Group, Inc.	631,200	1,215
Monroe Bancorp	3,600	27
Nara Bancorp, Inc. (a)	31,800	286
National Bank of Greece SA sponsored ADR	37,100	121
Oriental Financial Group, Inc.	40,400	675
PNC Financial Services Group, Inc.	1,300	87
Preferred Bank, Los Angeles California (a)	13,300	26
Regions Financial Corp.	901,170	7,966
Salisbury Bancorp, Inc.	1,000	24
Savannah Bancorp, Inc.	5,289	57
Smithtown Bancorp, Inc. (d)	27,824	129
Southwest Bancorp, Inc., Oklahoma	6,500	95
Sterling Bancshares, Inc.	59,400	349
Sumitomo Mitsui Financial Group, Inc.	69,600	2,302
Sun Bancorp, Inc., New Jersey	24,167	131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	251,200	$ 7,436
SVB Financial Group (a)	13,800	679
Synovus Financial Corp.	145,700	439
Tamalpais Bancorp (a)	17,138	2
U.S. Bancorp, Delaware	32,900	881
Umpqua Holdings Corp.	91,300	1,364
United Security Bancshares, California	4,670	22
Valley National Bancorp	19,100	310
W Holding Co., Inc. (a)(d)	5,823	31
Washington Trust Bancorp, Inc.	2,200	40
Wells Fargo & Co.	1,956	65
West Bancorp., Inc.	5,000	41
Wintrust Financial Corp.	57,000	2,126
		42,721
Consumer Finance - 0.4%
Promise Co. Ltd. (a)	20,350	195
SLM Corp. (a)	224,204	2,744
		2,939
Diversified Financial Services - 2.2%
Amadeus IT Holding SA Class A (a)	13,900	221
Bank of America Corp.	171,732	3,062
BM&F BOVESPA SA	9,900	65
Citigroup, Inc. (a)	687,877	3,006
CME Group, Inc.	13,800	4,532
JPMorgan Chase & Co.	127,700	5,437
JSE Ltd.	16,600	163
Moody's Corp.	50,022	1,237
		17,723
Insurance - 1.6%
ACE Ltd.	15,300	814
Aon Corp.	2,200	93
CNA Financial Corp. (a)	37,417	1,052
Everest Re Group Ltd.	33,229	2,547
Hartford Financial Services Group, Inc.	45,458	1,299
Platinum Underwriters Holdings Ltd.	12,300	458
Primerica, Inc. (a)	500	12
Symetra Financial Corp.	23,200	313
The First American Corp.	121,844	4,212
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
United Fire & Casualty Co.	7,400	$ 169
XL Capital Ltd. Class A	78,300	1,394
		12,363
Real Estate Management & Development - 0.2%
Central China Real Estate Ltd.	1,672,000	415
China Real Estate Information Corp. ADR	41,900	346
Mitsubishi Estate Co. Ltd.	30,000	541
Xinyuan Real Estate Co. Ltd. ADR (a)	165,338	599
		1,901
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	14,267	252
Cheviot Financial Corp.	16,328	147
First Financial Northwest, Inc.	4,300	28
Mayflower Bancorp, Inc.	1,355	10
Meridian Interstate Bancorp, Inc. (a)	15,439	178
Ocean Shore Holding Co.	15,379	177
Osage Bancshares, Inc.	9,900	79
United Western Bancorp, Inc.	94,700	173
Washington Federal, Inc.	19,100	393
Washington Mutual, Inc. (a)	57,500	10
		1,447
TOTAL FINANCIALS		125,418
HEALTH CARE - 11.8%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	17,300	670
Affymax, Inc. (a)	8,400	200
Alexion Pharmaceuticals, Inc. (a)	23,121	1,269
Allos Therapeutics, Inc. (a)	32,400	256
Amgen, Inc. (a)	32,237	1,849
Anadys Pharmaceuticals, Inc. (a)	51,211	130
ARIAD Pharmaceuticals, Inc. (a)	88,300	311
Biogen Idec, Inc. (a)	54,470	2,901
BioMarin Pharmaceutical, Inc. (a)	68,900	1,610
Cephalon, Inc. (a)	10,700	687
Genzyme Corp. (a)	14,000	745
Gilead Sciences, Inc. (a)	13,348	530
Human Genome Sciences, Inc. (a)	14,000	388
Incyte Corp. (a)(d)	67,600	907
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	10,661	$ 454
Ironwood Pharmaceuticals, Inc. Class A	11,300	146
Keryx Biopharmaceuticals, Inc. (a)	49,400	278
Micromet, Inc. (a)	22,500	171
Myriad Genetics, Inc. (a)	27,700	665
Neurocrine Biosciences, Inc. (a)	51,000	164
Protalix BioTherapeutics, Inc. (a)(d)	35,000	237
Seattle Genetics, Inc. (a)	18,312	231
Targacept, Inc. (a)	21,300	507
United Therapeutics Corp. (a)	21,500	1,223
ZIOPHARM Oncology, Inc. (a)	42,254	250
		16,779
Health Care Equipment & Supplies - 2.2%
AGA Medical Holdings, Inc.	10,000	161
ArthroCare Corp. (a)	16,900	523
C. R. Bard, Inc.	36,500	3,158
CareFusion Corp. (a)	48,400	1,335
China Medical Technologies, Inc. sponsored ADR	500	7
Conceptus, Inc. (a)	16,100	305
Cooper Companies, Inc.	24,100	937
Covidien PLC	99,443	4,772
Edwards Lifesciences Corp. (a)	15,200	1,567
ev3, Inc. (a)	39,200	750
Golden Meditech Holdings Ltd. (a)	220,000	52
HeartWare International, Inc. (a)(d)	6,000	337
HeartWare International, Inc. CDI unit (a)	145,260	207
Micrus Endovascular Corp. (a)	30,000	602
Mingyuan Medicare Development Co. Ltd.	180,000	22
Nobel Biocare Holding AG (Switzerland)	10,466	229
NuVasive, Inc. (a)	15,200	632
Orthofix International NV (a)	13,641	466
Orthovita, Inc. (a)	139,486	558
Osmetech PLC (a)	2,757,211	85
RTI Biologics, Inc. (a)	125,765	482
William Demant Holding AS (a)	4,900	334
Wright Medical Group, Inc. (a)	16,159	303
		17,824
Health Care Providers & Services - 2.5%
Aetna, Inc.	35,400	1,046
Catalyst Health Solutions, Inc. (a)	13,500	571
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	57,200	$ 1,834
Emeritus Corp. (a)	17,900	401
Express Scripts, Inc. (a)	45,600	4,566
Hanger Orthopedic Group, Inc. (a)	30,200	563
Health Grades, Inc. (a)	53,800	377
Health Net, Inc. (a)	10,719	236
Henry Schein, Inc. (a)	26,000	1,572
LCA-Vision, Inc. (a)	17,644	149
LHC Group, Inc. (a)	6,400	218
Medcath Corp. (a)	29,825	296
Medco Health Solutions, Inc. (a)	86,200	5,079
Profarma Distribuidora de Produtos Farmaceuticos SA	24,800	250
PSS World Medical, Inc. (a)	16,000	375
RehabCare Group, Inc. (a)	16,000	456
Sinopharm Group Co. Ltd. Class H	44,800	202
Sunrise Senior Living, Inc. (a)	48,700	271
United Drug PLC (Ireland)	81,700	285
UnitedHealth Group, Inc.	24,500	743
WellPoint, Inc. (a)	5,962	321
		19,811
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	68,809	1,388
athenahealth, Inc. (a)	100	3
Cerner Corp. (a)	21,500	1,826
Computer Programs & Systems, Inc.	11,733	529
		3,746
Life Sciences Tools & Services - 1.5%
Covance, Inc. (a)	25,511	1,458
ICON PLC sponsored ADR (a)	16,236	474
Illumina, Inc. (a)	83,900	3,513
Life Technologies Corp. (a)	33,100	1,811
PAREXEL International Corp. (a)	36,703	865
PerkinElmer, Inc.	47,954	1,201
QIAGEN NV (a)	92,500	2,114
Waters Corp. (a)	4,700	338
		11,774
Pharmaceuticals - 3.0%
Abbott Laboratories	20,700	1,059
Allergan, Inc.	49,400	3,146
Ardea Biosciences, Inc. (a)	28,500	724
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	31,800	$ 312
Cardiome Pharma Corp. (a)	33,700	284
Hikma Pharmaceuticals PLC	20,500	196
Johnson & Johnson	42,250	2,717
King Pharmaceuticals, Inc. (a)	89,147	874
Merck & Co., Inc.	125,294	4,390
Optimer Pharmaceuticals, Inc. (a)	18,873	232
Perrigo Co.	10,800	659
Pfizer, Inc.	299,896	5,014
Pronova BioPharma ASA (a)	74,200	237
Sanofi-Aventis sponsored ADR	26,700	911
Shire PLC sponsored ADR	20,400	1,343
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,000	940
Valeant Pharmaceuticals International (a)	28,600	1,287
		24,325
TOTAL HEALTH CARE		94,259
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	14,700	437
DigitalGlobe, Inc.	11,699	311
Goodrich Corp.	12,600	935
Honeywell International, Inc.	57,405	2,725
Moog, Inc. Class A (a)	7,747	288
Precision Castparts Corp.	12,500	1,604
Raytheon Co.	27,800	1,621
Spirit AeroSystems Holdings, Inc. Class A (a)	23,300	517
The Boeing Co.	21,800	1,579
TransDigm Group, Inc.	8,100	448
Triumph Group, Inc.	3,700	287
United Technologies Corp.	64,720	4,851
		15,603
Building Products - 0.5%
AAON, Inc.	6,600	159
Armstrong World Industries, Inc. (a)	10,500	457
Lennox International, Inc.	14,138	640
Masco Corp.	101,900	1,654
Owens Corning (a)	26,444	920
		3,830
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	21,100	$ 824
Cintas Corp.	15,600	425
EnerNOC, Inc. (a)	500	15
Interface, Inc. Class A	24,026	314
Pitney Bowes, Inc.	11,500	292
Schawk, Inc. Class A	2,802	53
Steelcase, Inc. Class A	16,300	134
The Brink's Co.	19,200	511
United Stationers, Inc. (a)	6,100	373
Viad Corp.	9,200	215
		3,156
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	3,300	94
Fluor Corp.	32,279	1,706
Foster Wheeler AG (a)	16,600	498
Granite Construction, Inc.	28,914	972
Jacobs Engineering Group, Inc. (a)	34,316	1,655
KBR, Inc.	55,364	1,222
MasTec, Inc. (a)	34,100	427
MYR Group, Inc. (a)	14,473	260
		6,834
Electrical Equipment - 1.0%
A123 Systems, Inc.	600	7
Acuity Brands, Inc.	15,200	687
AMETEK, Inc.	17,700	766
Canadian Solar, Inc. (a)	4,100	71
centrotherm photovoltaics AG (a)	5,900	245
China High Speed Transmission Equipment Group Co. Ltd.	51,000	121
Cooper Industries PLC Class A	15,027	738
Energy Conversion Devices, Inc. (a)	1,915	14
First Solar, Inc. (a)	4,400	632
Fushi Copperweld, Inc. (a)	51,115	565
General Cable Corp. (a)	21,700	620
GT Solar International, Inc. (a)	77,400	451
JA Solar Holdings Co. Ltd. ADR (a)	65,200	398
Prysmian SpA	19,800	357
Regal-Beloit Corp.	15,084	954
Roth & Rau AG (a)	3,400	112
SMA Solar Technology AG	1,700	208
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SunPower Corp.:
Class A (a)	1,100	$ 18
Class B (a)	19,742	297
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	11
Trina Solar Ltd. ADR (a)	24,700	639
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,500	32
Zumtobel AG (a)	19,600	423
		8,366
Industrial Conglomerates - 1.7%
3M Co.	39,100	3,467
Carlisle Companies, Inc.	8,800	332
General Electric Co.	457,748	8,633
Textron, Inc.	30,100	687
Tyco International Ltd.	14,700	570
		13,689
Machinery - 2.7%
Actuant Corp. Class A	10,500	241
Altra Holdings, Inc. (a)	27,453	416
Barnes Group, Inc.	25,981	540
Bucyrus International, Inc. Class A	7,710	486
Caterpillar, Inc.	44,440	3,026
Cummins, Inc.	25,800	1,864
Danaher Corp.	27,531	2,320
Deere & Co.	26,380	1,578
Ingersoll-Rand Co. Ltd.	84,400	3,121
Joy Global, Inc.	5,100	290
Kennametal, Inc.	11,169	367
Meyer Burger Technology AG (a)	8,130	199
Navistar International Corp. (a)	18,100	875
NSK Ltd.	56,000	427
PACCAR, Inc.	36,300	1,689
Shin Zu Shing Co. Ltd.	45,000	175
SmartHeat, Inc. (a)	69,819	586
SPX Corp.	18,000	1,258
The Weir Group PLC	13,800	207
Timken Co.	24,500	862
TriMas Corp. (a)	47,557	484
Weg SA	60,300	616
		21,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Begbies Traynor Group PLC	68,300	$ 80
CoStar Group, Inc. (a)	8,300	365
CRA International, Inc. (a)	11,596	269
Equifax, Inc.	20,800	699
ICF International, Inc. (a)	9,422	218
Manpower, Inc.	7,700	432
		2,063
Road & Rail - 1.1%
America Latina Logistica SA unit	38,900	348
Avis Budget Group, Inc. (a)	44,467	672
Con-way, Inc.	5,500	214
CSX Corp.	29,400	1,648
Hertz Global Holdings, Inc. (a)	37,300	539
Norfolk Southern Corp.	27,400	1,626
Saia, Inc. (a)	23,400	388
Union Pacific Corp.	45,312	3,428
		8,863
Trading Companies & Distributors - 0.3%
Interline Brands, Inc. (a)	30,000	624
Mills Estruturas e Servicos de Engenharia SA (a)	61,000	405
Rush Enterprises, Inc. Class A (a)	107,647	1,746
		2,775
TOTAL INDUSTRIALS		86,806
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	24,200	633
ADC Telecommunications, Inc. (a)	47,200	378
Adtran, Inc.	8,700	233
Aruba Networks, Inc. (a)	1,900	24
Ciena Corp. (a)	8,300	153
Cisco Systems, Inc. (a)	270,240	7,275
CommScope, Inc. (a)	9,100	296
Emulex Corp. (a)	9,500	112
F5 Networks, Inc. (a)	12,300	842
Juniper Networks, Inc. (a)	43,480	1,235
Motorola, Inc. (a)	2,100	15
Netronix, Inc. (a)	29,000	79
Palm, Inc. (a)	9,300	54
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	28,500	$ 928
QUALCOMM, Inc.	38,680	1,498
Research In Motion Ltd. (a)	14,100	1,004
Riverbed Technology, Inc. (a)	20,900	648
Sandvine Corp. (a)	321,142	711
Sonus Networks, Inc. (a)	6,500	17
Tekelec (a)	7,800	141
		16,276
Computers & Peripherals - 3.4%
3PAR, Inc. (a)	45,600	425
Apple, Inc. (a)	64,400	16,811
China Digital TV Holding Co. Ltd. ADR (a)	300	2
Dell, Inc. (a)	100	2
EMC Corp. (a)	74,200	1,411
Hewlett-Packard Co.	93,695	4,869
HTC Corp.	50,000	670
Isilon Systems, Inc. (a)	30,791	400
Lenovo Group Ltd.	44,000	32
NetApp, Inc. (a)	3,700	128
Qisda Corp. (a)	72,000	43
Quanta Storage, Inc.	47,000	77
SanDisk Corp. (a)	32,168	1,283
Seagate Technology (a)	3,700	68
Stratasys, Inc. (a)	12,300	293
Synaptics, Inc. (a)	12,500	383
Western Digital Corp. (a)	1,700	70
		26,967
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	92,888	3,368
Amphenol Corp. Class A	400	18
Anixter International, Inc. (a)	11,826	620
AU Optronics Corp. sponsored ADR	5,900	68
Benchmark Electronics, Inc. (a)	25,300	547
BYD Co. Ltd. (H Shares) (a)	55,000	488
Cando Corp. (a)	387,201	340
Chroma ATE, Inc.	205,000	439
Coretronic Corp.	46,000	70
Corning, Inc.	64,560	1,243
Digital China Holdings Ltd. (H Shares)	475,000	699
DTS, Inc. (a)	4,700	156
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	61,700	$ 478
Inspur International Ltd.	590,000	61
Itron, Inc. (a)	2,700	215
Jabil Circuit, Inc.	4,000	61
Ju Teng International Holdings Ltd.	96,000	89
Keyence Corp.	700	168
LG Display Co. Ltd. sponsored ADR	8,800	186
Multi-Fineline Electronix, Inc. (a)	200	5
National Instruments Corp.	20,000	692
Prime View International Co. Ltd. (a)	61,000	118
Prime View International Co. Ltd. sponsored GDR (a)(e)	4,600	90
Synnex Technology International Corp.	160,000	381
Test Research, Inc.	20,000	29
Trimble Navigation Ltd. (a)	65,800	2,152
Universal Display Corp. (a)	16,100	215
Vishay Intertechnology, Inc. (a)	6,600	69
WPG Holding Co. Ltd.	253,000	520
		13,585
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	32,500	1,262
Alibaba.com Ltd.	134,000	255
Art Technology Group, Inc. (a)	26,797	115
Baidu.com, Inc. sponsored ADR (a)	1,500	1,034
China Finance Online Co. Ltd. ADR (a)	160,900	1,207
Constant Contact, Inc. (a)	7,500	192
eBay, Inc. (a)	61,453	1,463
Equinix, Inc. (a)	200	20
Google, Inc. Class A (a)	7,400	3,888
GREE, Inc.	7,700	427
Internap Network Services Corp. (a)	14,000	81
LivePerson, Inc. (a)	16,900	140
Local.com Corp. (a)	8,500	74
LogMeIn, Inc.	5,209	122
Mercadolibre, Inc. (a)(d)	8,500	429
Monster Worldwide, Inc. (a)	20,700	361
NetEase.com, Inc. sponsored ADR (a)	3,700	129
Open Text Corp. (a)	10,500	445
OpenTable, Inc.	100	4
Rackspace Hosting, Inc. (a)	21,800	391
SAVVIS, Inc. (a)	2,100	37
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	47,800	$ 989
VistaPrint Ltd. (a)	13,800	712
Vocus, Inc. (a)	19,400	331
WebMD Health Corp. (a)	8,400	407
Yahoo!, Inc. (a)	810	13
		14,528
IT Services - 1.6%
Accenture PLC Class A	13,333	582
Cognizant Technology Solutions Corp. Class A (a)	15,789	808
CyberSource Corp. (a)	9,300	239
Euronet Worldwide, Inc. (a)	76,379	1,217
Hewitt Associates, Inc. Class A (a)	5,758	236
MasterCard, Inc. Class A	25,169	6,243
MoneyGram International, Inc. (a)	481,900	1,470
RightNow Technologies, Inc. (a)	25,700	421
Satyam Computer Services Ltd. sponsored ADR (a)	37,200	198
Teletech Holdings, Inc. (a)	12,206	202
Visa, Inc. Class A	8,832	797
WNS Holdings Ltd. sponsored ADR (a)	4,600	56
Yucheng Technologies Ltd. (a)	16,900	65
		12,534
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	50,800	460
Aixtron AG	7,500	237
Altera Corp.	600	15
Amkor Technology, Inc. (a)	10,900	82
Applied Micro Circuits Corp. (a)	16,500	186
ASM International NV (NASDAQ) (a)	4,700	122
ASM Pacific Technology Ltd.	6,400	60
ASML Holding NV (NY Shares)	57,500	1,878
Atmel Corp. (a)	53,600	292
ATMI, Inc. (a)	3,500	63
Avago Technologies Ltd.	48,100	987
Broadcom Corp. Class A	32,000	1,104
Cavium Networks, Inc. (a)	40,500	1,118
Cirrus Logic, Inc. (a)	33,600	427
Cree, Inc. (a)	19,000	1,391
CSR PLC (a)	7,600	50
Cymer, Inc. (a)	11,800	403
Cypress Semiconductor Corp. (a)	42,700	550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	14,000	$ 157
Global Unichip Corp.	33,000	152
Hittite Microwave Corp. (a)	12,100	620
Hynix Semiconductor, Inc. (a)	720	18
Infineon Technologies AG (a)	10,400	73
Inotera Memories, Inc. (a)	98,586	70
Intel Corp.	153,300	3,500
International Rectifier Corp. (a)	17,900	412
Intersil Corp. Class A	8,900	132
Kinsus Interconnect Technology Corp.	21,000	55
Lam Research Corp. (a)	16,500	669
Marvell Technology Group Ltd. (a)	40,700	840
MediaTek, Inc.	1,000	17
MEMC Electronic Materials, Inc. (a)	16,000	208
Micron Technology, Inc. (a)	89,200	834
Monolithic Power Systems, Inc. (a)	11,200	276
Netlogic Microsystems, Inc. (a)	10,400	324
NVIDIA Corp. (a)	72,600	1,141
Omnivision Technologies, Inc. (a)	4,000	70
Photronics, Inc. (a)	23,200	126
Power Integrations, Inc.	9,300	358
Radiant Opto-Electronics Corp.	51,000	77
Rambus, Inc. (a)	8,800	212
Silicon Laboratories, Inc. (a)	300	15
Skyworks Solutions, Inc. (a)	8,900	150
Spreadtrum Communications, Inc. ADR (a)	60,400	405
Sumco Corp.	6,400	142
Supertex, Inc. (a)	500	14
Tessera Technologies, Inc. (a)	20,200	410
Varian Semiconductor Equipment Associates, Inc. (a)	21,300	702
Veeco Instruments, Inc. (a)	1,700	75
Verigy Ltd. (a)	30,100	359
Volterra Semiconductor Corp. (a)	5,100	122
Xilinx, Inc.	4,500	116
		22,276
Software - 5.2%
Activision Blizzard, Inc.	22,200	246
Adobe Systems, Inc. (a)	2,100	71
ANSYS, Inc. (a)	3,200	144
Ariba, Inc. (a)	44,400	634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo Holdings, Inc. (a)	100	$ 3
Autodesk, Inc. (a)	51,600	1,755
Autonomy Corp. PLC (a)	18,500	507
BMC Software, Inc. (a)	61,000	2,401
Changyou.com Ltd. (A Shares) ADR	6,900	226
Check Point Software Technologies Ltd. (a)	2,800	100
Citrix Systems, Inc. (a)	26,600	1,250
CommVault Systems, Inc. (a)	700	15
Concur Technologies, Inc. (a)	19,000	796
Dassault Systemes SA sponsored ADR	2,300	151
Epicor Software Corp. (a)	28,500	262
Gameloft (a)	100,900	534
Giant Interactive Group, Inc. ADR	8,900	67
Glu Mobile, Inc. (a)	6,100	9
Informatica Corp. (a)	42,500	1,063
Insyde Software Corp.	37,100	140
Intuit, Inc. (a)	400	14
JDA Software Group, Inc. (a)	13,790	399
Kenexa Corp. (a)	36,100	542
Kingdee International Software Group Co. Ltd.	2,332,000	897
Magma Design Automation, Inc. (a)	46,000	166
Manhattan Associates, Inc. (a)	12,600	361
Mentor Graphics Corp. (a)	18,500	166
Microsoft Corp.	461,160	14,084
MicroStrategy, Inc. Class A (a)	800	61
NCsoft Corp.	7,919	1,177
Neowiz Games Corp.	4,246	153
Nintendo Co. Ltd. ADR	7,100	297
Nuance Communications, Inc. (a)	73,500	1,343
Oracle Corp.	221,350	5,720
Parametric Technology Corp. (a)	52,500	976
Pegasystems, Inc.	3,700	117
Perfect World Co. Ltd. sponsored ADR Class B (a)	4,200	141
Red Hat, Inc. (a)	46,100	1,377
Rovi Corp. (a)	15,500	604
Smith Micro Software, Inc. (a)	18,200	173
SolarWinds, Inc.	800	15
SuccessFactors, Inc. (a)	300	6
Synchronoss Technologies, Inc. (a)	13,900	284
Taleo Corp. Class A (a)	27,800	722
TIBCO Software, Inc. (a)	19,300	220
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	1,200	$ 29
Verint Systems, Inc. (a)	10,800	287
VMware, Inc. Class A (a)	16,200	999
		41,704
TOTAL INFORMATION TECHNOLOGY		147,870
MATERIALS - 3.3%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	12,100	929
Albemarle Corp.	8,230	376
Ashland, Inc.	9,603	572
BASF AG	2,101	122
Cabot Corp.	4,500	146
Celanese Corp. Class A	22,000	704
CF Industries Holdings, Inc.	5,100	427
Chemtrade Logistics Income Fund	4,900	63
DC Chemical Co. Ltd.	865	164
Dow Chemical Co.	75,600	2,331
E.I. du Pont de Nemours & Co.	53,045	2,113
Ferro Corp. (a)	36,450	398
FMC Corp.	7,200	458
Huntsman Corp.	18,900	216
Innophos Holdings, Inc.	10,525	300
Israel Chemicals Ltd.	7,500	91
Kraton Performance Polymers, Inc.	8,500	161
Monsanto Co.	37,200	2,346
Praxair, Inc.	18,800	1,575
Shin-Etsu Chemical Co., Ltd.	2,100	121
Solutia, Inc. (a)	14,513	255
Stepan Co.	1,000	76
STR Holdings, Inc.	15,500	357
Symrise AG	6,300	160
The Mosaic Co.	10,375	531
W.R. Grace & Co. (a)	15,300	442
Westlake Chemical Corp.	3,400	95
Yara International ASA	2,800	97
		15,626
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	24,600	292
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - continued
HeidelbergCement AG	4,328	$ 268
Martin Marietta Materials, Inc.	2,500	240
Vulcan Materials Co.	6,800	390
		1,190
Containers & Packaging - 0.2%
Boise, Inc. (a)	12,723	88
Crown Holdings, Inc. (a)	13,100	341
Owens-Illinois, Inc. (a)	27,000	957
Pactiv Corp. (a)	15,095	384
		1,770
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	3,200	203
Allegheny Technologies, Inc.	8,200	438
Anglo American PLC (United Kingdom) (a)	8,900	378
AngloGold Ashanti Ltd. sponsored ADR	9,900	414
Aquarius Platinum Ltd. (United Kingdom)	9,100	60
Carpenter Technology Corp.	8,800	346
Commercial Metals Co.	21,158	315
Freeport-McMoRan Copper & Gold, Inc.	13,927	1,052
Globe Specialty Metals, Inc.	5,700	71
Impala Platinum Holdings Ltd.	2,100	60
Jindal Steel & Power Ltd.	5,763	96
Newcrest Mining Ltd.	3,456	104
Newmont Mining Corp.	16,600	931
Nucor Corp.	16,000	725
Pan American Silver Corp.	2,400	64
Randgold Resources Ltd. sponsored ADR	2,200	185
RTI International Metals, Inc. (a)	5,600	151
Steel Dynamics, Inc.	19,400	305
Teck Resources Ltd. Class B (sub. vtg.)	8,800	346
Ternium SA sponsored ADR (a)	3,300	122
Timminco Ltd. (a)	1,500	1
Vale SA sponsored ADR	7,800	239
Yamana Gold, Inc.	12,400	135
		6,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	17,700	$ 208
Weyerhaeuser Co.	19,900	985
		1,193
TOTAL MATERIALS		26,520
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	185,300	4,829
BT Group PLC	400	1
Cable & Wireless PLC	1,600	2
Cable & Wireless Worldwide PLC (a)	1,600	2
Cbeyond, Inc. (a)	12,000	185
CenturyTel, Inc.	11,500	392
China Telecom Corp. Ltd. sponsored ADR	5,800	266
China Unicom (Hong Kong) Ltd. sponsored ADR	35,700	444
Cincinnati Bell, Inc. (a)	17,700	60
Cogent Communications Group, Inc. (a)	5,100	52
Deutsche Telekom AG	13,946	181
FairPoint Communications, Inc. (a)	2,800	0*
Hellenic Telecommunications Organization SA	13	0*
Iliad Group SA	1,545	154
Level 3 Communications, Inc. (a)	700	1
PAETEC Holding Corp. (a)	6,000	30
PT Telkomunikasi Indonesia Tbk Series B	216,000	187
Qwest Communications International, Inc.	207,400	1,085
Telefonica SA sponsored ADR	5,800	393
Telenor ASA (a)	400	6
Telenor ASA sponsored ADR (a)	5,400	231
Telkom SA Ltd.	400	2
Verizon Communications, Inc.	111,100	3,210
VimpelCom Ltd. ADR (a)	11,500	200
Windstream Corp.	5,800	64
		11,977
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	42,914	1,751
China Mobile (Hong Kong) Ltd. sponsored ADR	3,300	161
Clearwire Corp.:
rights 6/21/10 (a)	55,300	12
Class A (a)	55,300	427
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	32,400	$ 1,226
Leap Wireless International, Inc. (a)	13,900	255
MetroPCS Communications, Inc. (a)	100	1
Millicom International Cellular SA	1,600	141
MTN Group Ltd.	15,200	225
NII Holdings, Inc. (a)	24,519	1,040
NTELOS Holdings Corp.	100	2
Rogers Communications, Inc. Class B (non-vtg.)	200	7
SBA Communications Corp. Class A (a)	20,400	722
Sprint Nextel Corp. (a)	396,800	1,686
Syniverse Holdings, Inc. (a)	23,300	468
Telephone & Data Systems, Inc.	1,206	42
TIM Participacoes SA sponsored ADR (non-vtg.)	4,400	114
Vivo Participacoes SA sponsored ADR	5,800	154
Vodafone Group PLC sponsored ADR	5,400	120
		8,554
TOTAL TELECOMMUNICATION SERVICES		20,531
UTILITIES - 3.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	70,000	2,401
Entergy Corp.	26,800	2,179
FPL Group, Inc.	48,014	2,499
ITC Holdings Corp.	21,270	1,188
NV Energy, Inc.	101,200	1,264
Pinnacle West Capital Corp.	26,807	1,001
Southern Co.	49,900	1,725
Westar Energy, Inc.	2,800	66
		12,323
Gas Utilities - 0.3%
Questar Corp.	26,300	1,261
UGI Corp.	46,602	1,281
Zhongyu Gas Holdings Ltd. (a)	678,000	69
		2,611
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	69,100	797
Calpine Corp. (a)	42,600	581
		1,378
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	51,600	$ 741
CMS Energy Corp.	78,300	1,273
NiSource, Inc.	4,000	65
PG&E Corp.	54,000	2,365
Sempra Energy	19,000	934
TECO Energy, Inc.	75,900	1,285
Wisconsin Energy Corp.	36,008	1,891
		8,554
Water Utilities - 0.1%
American Water Works Co., Inc.	28,130	613
TOTAL UTILITIES		25,479
TOTAL COMMON STOCKS (Cost $707,582)		779,134
Convertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $42)	$ 40	37
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 5/13/10 (f) (Cost $1,110)	1,110	1,110
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	15,460,519	15,461
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,618,352	4,618
TOTAL MONEY MARKET FUNDS (Cost $20,079)		20,079
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40)	$ 40	$ 40
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $728,853)		800,400
NET OTHER ASSETS - (0.1)%		(1,122)
NET ASSETS - 100%		$ 799,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
61 CME E-mini S&P 500 Index Contracts	June 2010	$ 3,609	$ 112

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,000 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,110,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$40,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 7
Bank of America, NA	9
Barclays Capital, Inc.	4
Credit Agricole Sec Usa Inc	3
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	6
Mizuho Securities USA, Inc.	3
RBC Capital Markets Corp.	4
RBS Securities, Inc.	1
Societe Generale, New York Branch	3
Wachovia Capital Markets LLC	0*
$ 40
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	19
Total	$ 37
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 81,359	$ 78,560	$ 2,799	$ -
Consumer Staples	86,634	80,713	5,921	-
Energy	84,258	83,537	721	-
Financials	125,418	112,553	12,865	-
Health Care	94,259	92,410	1,849	-
Industrials	86,806	84,252	2,554	-
Information Technology	147,870	138,132	9,738	-
Materials	26,520	24,950	1,570	-
Telecommunication Services	20,531	19,998	533	-
Utilities	25,479	25,410	-	69
Corporate Bonds	37	-	37	-
U.S. Government and Government Agency Obligations	1,110	-	1,110	-
Money Market Funds	20,079	20,079	-	-
Cash Equivalents	40	-	40	-
Total Investments in Securities:	$ 800,400	$ 760,594	$ 39,737	$ 69
Derivative Instruments:
Assets
Futures Contracts	$ 112	$ 112	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5
Cost of Purchases	64
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 69
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 5

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 112	$ -
Total Value of Derivatives	$ 112	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Switzerland	1.6%
China	1.4%
Ireland	1.3%
United Kingdom	1.1%
Others (Individually Less Than 1%)	7.8%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $262,565,000 of which $127,596,000 and $134,969,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,380 and repurchase agreements of $40) - See accompanying schedule: Unaffiliated issuers (cost $708,774)	$ 780,321
Fidelity Central Funds (cost $20,079)	20,079
Total Investments (cost $728,853)		$ 800,400
Cash		380
Foreign currency held at value (cost $120)		120
Receivable for investments sold		23,097
Receivable for fund shares sold		298
Dividends receivable		744
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		1
Other receivables		43
Total assets		825,092

Liabilities
Payable for investments purchased	$ 19,865
Payable for fund shares redeemed	589
Accrued management fee	384
Payable for daily variation on futures contracts	67
Other affiliated payables	182
Other payables and accrued expenses	109
Collateral on securities loaned, at value	4,618
Total liabilities		25,814

Net Assets		$ 799,278
Net Assets consist of:
Paid in capital		$ 935,013
Undistributed net investment income		840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(208,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,661
Net Assets		$ 799,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Stock Selector: Net Asset Value, offering price and redemption price per share ($774,170 ÷ 32,888.0 shares)	$ 23.54

Class K: Net Asset Value, offering price and redemption price per share ($25,108 ÷ 1,066.6 shares)	$ 23.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 4,531
Interest		2
Income from Fidelity Central Funds		37
Total income		4,570

Expenses
Management fee Basic fee	$ 1,910
Performance adjustment	(37)
Transfer agent fees	776
Accounting and security lending fees	127
Custodian fees and expenses	148
Independent trustees' compensation	2
Registration fees	37
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	3,002
Expense reductions	(61)	2,941
Net investment income (loss)		1,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,339
Foreign currency transactions	(53)
Futures contracts	2,498
Total net realized gain (loss)		81,784
Change in net unrealized appreciation (depreciation) on: Investment securities	30,127
Assets and liabilities in foreign currencies	1
Futures contracts	112
Total change in net unrealized appreciation (depreciation)		30,240
Net gain (loss)		112,024
Net increase (decrease) in net assets resulting from operations		$ 113,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,629	$ 4,559
Net realized gain (loss)	81,784	(132,880)
Change in net unrealized appreciation (depreciation)	30,240	155,498
Net increase (decrease) in net assets resulting from operations	113,653	27,177
Distributions to shareholders from net investment income	(4,230)	(7,570)
Share transactions - net increase (decrease)	115,727	(179,204)
Total increase (decrease) in net assets	225,150	(159,597)

Net Assets
Beginning of period	574,128	733,725
End of period (including undistributed net investment income of $840 and undistributed net investment income of $3,441, respectively)	$ 799,278	$ 574,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Income from Investment Operations
Net investment income (loss) D	.05	.14	.20	.19	.16	.25 G
Net realized and unrealized gain (loss)	3.66	1.27	(12.14)	5.10	3.46	2.33
Total from investment operations	3.71	1.41	(11.94)	5.29	3.62	2.58
Distributions from net investment income	(.15)	(.22)	(.16)	(.13)	(.12)	(.25)
Distributions from net realized gain	-	-	(1.48)	(.03)	-	-
Total distributions	(.15)	(.22)	(1.64)	(.16)	(.12)	(.25)
Net asset value, end of period	$ 23.54	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Total Return B, C	18.64%	7.77%	(38.78)%	19.52%	15.29%	12.12%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.87%	.93%	.87%	.88%	.84%
Expenses net of fee waivers, if any	.88% A	.87%	.93%	.87%	.88%	.84%
Expenses net of all reductions	.86% A	.87%	.93%	.87%	.87%	.79%
Net investment income (loss)	.47% A	.82%	.77%	.64%	.61%	1.11%G
Supplemental Data
Net assets, end of period (in millions)	$ 774	$ 552	$ 698	$ 1,005	$ 853	$ 770
Portfolio turnover rate F	248% A	109%	121%	91%	109%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividends which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.07	.18	.06
Net realized and unrealized gain (loss)	3.66	1.27	(9.05)
Total from investment operations	3.73	1.45	(8.99)
Distributions from net investment income	(.19)	(.26)	-
Net asset value, end of period	$ 23.54	$ 20.00	$ 18.81
Total Return B, C	18.73%	8.00%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.65%	.79% A
Expenses net of fee waivers, if any	.70% A	.65%	.79% A
Expenses net of all reductions	.68% A	.65%	.78% A
Net investment income (loss)	.65% A	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 22	$ 35
Portfolio turnover rate F	248% A	109%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2010, the Board of Trustees approved a change in the name of the Fund from Fidelity Stock Selector to Fidelity Stock Selector All Cap Fund. This change will be effective July 1, 2010. The Fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,243
Gross unrealized depreciation	(24,249)
Net unrealized appreciation (depreciation)	$ 57,994

Tax cost	$ 742,406

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,498	$ 112
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,498	$ 112

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,498 for futures contract.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $112 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $922,190 and $815,243, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Stock Selector, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector	$ 770.23
Class K	6.05
	$ 776

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $61 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Stock Selector	$ 4,028	$ 7,152
Class K	202	418
Total	$ 4,230	$ 7,570

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Stock Selector
Shares sold	7,644	2,210	$ 169,042	$ 37,596
Conversion to Class K A	-	(261)	-	(4,548)
Reinvestment of distributions	181	414	3,844	6,843
Shares redeemed	(2,544)	(11,919)	(55,965)	(206,868)
Net increase (decrease)	5,281	(9,556)	$ 116,921	$ (166,977)
Class K
Shares sold	126	525	$ 2,799	$ 8,881
Conversion from Stock Selector A	-	261	-	4,548
Reinvestment of distributions	10	25	202	418
Shares redeemed	(193)	(1,571)	(4,195)	(26,074)
Net increase (decrease)	(57)	(760)	$ (1,194)	$ (12,227)

A Conversion transactions for Class K and Stock Selector are presented for the period November 1, 2008 through August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

On or about June 18, 2010, the Fund will exchange its securities for shares of each of the 10 Fidelity Equity Sector Central Funds, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. In accordance with the Fund's investment objectives, FMR will allocate the Fund's assets among the Fidelity Equity Sector Central Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FSS-USAN-0610
1.784916.107

Fidelity®
Stock Selector -
Class K
(To be renamed Fidelity Stock Selector All Cap Fund effective July 1, 2010)

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Stock Selector	.88%
Actual		$ 1,000.00	$ 1,186.40	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Class K	.70%
Actual		$ 1,000.00	$ 1,187.30	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.2
Microsoft Corp.	1.8	2.8
Procter & Gamble Co.	1.4	0.0
The Coca-Cola Co.	1.2	1.3
General Electric Co.	1.1	0.2
Regions Financial Corp.	1.0	0.0
Exxon Mobil Corp.	1.0	2.9
Morgan Stanley	1.0	0.8
SunTrust Banks, Inc.	0.9	0.0
Cisco Systems, Inc.	0.9	2.4
	12.4
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	24.7
Financials	15.7	16.8
Health Care	11.8	12.5
Industrials	10.9	8.4
Consumer Staples	10.8	7.0
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks and Equity Futures 98.0%		Stocks 98.0%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	13.2%	** Foreign investments	8.6%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	36,556	$ 560
BorgWarner, Inc. (a)	5,400	234
Gentex Corp.	17,600	378
Johnson Controls, Inc.	43,016	1,445
Stoneridge, Inc. (a)	21,500	232
Tenneco, Inc. (a)	17,700	456
		3,305
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	10,875	535
Ford Motor Co. (a)(d)	54,404	708
		1,243
Distributors - 0.0%
Li & Fung Ltd.	64,000	309
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	16,900	495
Carriage Services, Inc. (a)	35,800	178
Coinstar, Inc. (a)	10,560	468
DeVry, Inc.	5,800	362
Navitas Ltd.	51,097	244
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	200	19
Promethean World PLC (a)	66,900	217
Sotheby's Class A (ltd. vtg.) (d)	13,451	449
Steiner Leisure Ltd. (a)	6,700	314
Stewart Enterprises, Inc. Class A	34,900	237
Strayer Education, Inc.	1,400	340
		3,323
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	11,000	507
BJ's Restaurants, Inc. (a)	14,800	357
Brinker International, Inc.	12,500	232
Chipotle Mexican Grill, Inc. (a)	1,200	162
Ctrip.com International Ltd. sponsored ADR (a)	7,400	270
Darden Restaurants, Inc.	22,100	989
Home Inns & Hotels Management, Inc. sponsored ADR (a)	11,200	390
Las Vegas Sands Corp. (a)(d)	45,000	1,119
Marriott International, Inc. Class A	5,300	195
McDonald's Corp.	46,700	3,297
MGM Mirage, Inc. (a)	13,895	221
O'Charleys, Inc. (a)	18,700	179
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
P.F. Chang's China Bistro, Inc.	9,100	$ 397
Pinnacle Entertainment, Inc. (a)	8,600	116
Royal Caribbean Cruises Ltd. (a)	12,300	441
Shuffle Master, Inc. (a)	22,200	213
Sonic Corp. (a)	15,400	180
Starbucks Corp.	62,860	1,633
Starwood Hotels & Resorts Worldwide, Inc.	22,200	1,210
The Cheesecake Factory, Inc. (a)	22,600	614
WMS Industries, Inc. (a)	20,100	1,005
Wyndham Worldwide Corp.	55,600	1,491
Wynn Macau Ltd.	224,987	353
		15,571
Household Durables - 0.7%
D.R. Horton, Inc.	14,800	217
KB Home	23,700	439
Lennar Corp. Class A	23,600	470
Mohawk Industries, Inc. (a)	5,200	331
Sharp Corp.	27,000	350
Sony Corp. sponsored ADR	2,000	68
Stanley Black & Decker, Inc.	39,716	2,468
Techtronic Industries Co. Ltd.	40,500	42
Tempur-Pedic International, Inc. (a)	12,600	425
Toll Brothers, Inc. (a)	12,300	278
Whirlpool Corp.	6,498	707
		5,795
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	27,472	3,765
Blue Nile, Inc. (a)(d)	22	1
Expedia, Inc.	26,500	626
Liberty Media Corp. Interactive Series A (a)	27,600	424
Priceline.com, Inc. (a)	2,800	734
		5,550
Leisure Equipment & Products - 0.0%
Polaris Industries, Inc.	5,300	314
Media - 3.2%
AirMedia Group, Inc. ADR (a)	25,100	161
Cablevision Systems Corp. - NY Group Class A	46,500	1,276
Comcast Corp.:
Class A	55,362	1,093
Class A (special) (non-vtg.)	17,700	334
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	59,603	$ 2,159
Discovery Communications, Inc. Class C (a)	17,900	597
DreamWorks Animation SKG, Inc. Class A (a)	13,127	521
Interpublic Group of Companies, Inc. (a)	112,400	1,001
Lamar Advertising Co. Class A (a)	14,694	547
Liberty Global, Inc. Class A (a)	12,000	329
Madison Square Garden, Inc. Class A (a)	9	0*
McGraw-Hill Companies, Inc.	147,420	4,971
National CineMedia, Inc.	29,661	565
Net Servicos de Comunicacao SA sponsored ADR (a)	14,300	168
News Corp. Class A	54,000	833
SearchMedia Holdings Ltd. (a)	66,200	338
SinoMedia Holding Ltd.	22,000	7
Ten Network Holdings Ltd. (a)	91,376	152
The Walt Disney Co.	110,200	4,060
Time Warner Cable, Inc.	27,200	1,530
Time Warner, Inc.	53,886	1,783
Viacom, Inc. Class B (non-vtg.) (a)	45,700	1,615
Virgin Media, Inc.	63,252	1,113
VisionChina Media, Inc. ADR (a)	48,100	206
		25,359
Multiline Retail - 0.5%
Big Lots, Inc. (a)	10,000	382
Dollar Tree, Inc. (a)	4,600	279
Target Corp.	55,250	3,142
		3,803
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	31,700	1,430
Bed Bath & Beyond, Inc. (a)	24,425	1,123
Best Buy Co., Inc.	16,698	761
Cabela's, Inc. Class A (a)	20,900	380
Citi Trends, Inc. (a)	10,700	359
Group 1 Automotive, Inc. (a)	7,300	227
Gymboree Corp. (a)	8,495	417
Hengdeli Holdings Ltd.	546,000	228
hhgregg, Inc. (a)	8,500	243
Home Depot, Inc.	55,843	1,968
Inditex SA	5,851	362
Lowe's Companies, Inc.	159,057	4,314
Lumber Liquidators Holdings, Inc. (a)	500	15
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
RadioShack Corp.	14,100	$ 304
Ross Stores, Inc.	9,900	554
rue21, Inc.	4,200	133
Signet Jewelers Ltd. (a)	10,300	330
Staples, Inc.	34,959	823
Urban Outfitters, Inc. (a)	14,014	526
Vitamin Shoppe, Inc.	7,900	196
		14,693
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	10,000	286
NIKE, Inc. Class B	6,802	516
Phillips-Van Heusen Corp.	11,100	699
Polo Ralph Lauren Corp. Class A	6,600	593
		2,094
TOTAL CONSUMER DISCRETIONARY		81,359
CONSUMER STAPLES - 10.8%
Beverages - 3.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	19,500	244
Anheuser-Busch InBev SA NV (d)	42,507	2,062
Brown-Forman Corp. Class B (non-vtg.)	7,639	444
Coca-Cola Bottling Co. Consolidated	8,375	461
Coca-Cola FEMSA SAB de CV sponsored ADR	6,600	462
Coca-Cola Icecek AS	25,000	247
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,800	469
Constellation Brands, Inc. Class A (sub. vtg.) (a)	115,400	2,108
Cott Corp. (a)	100	1
Diageo PLC sponsored ADR	23,100	1,574
Dr Pepper Snapple Group, Inc.	7,805	255
Embotelladora Andina SA sponsored ADR	22,100	483
Fomento Economico Mexicano SAB de CV sponsored ADR	5,000	237
Molson Coors Brewing Co. Class B	83,339	3,697
PepsiCo, Inc.	55,650	3,629
The Coca-Cola Co.	177,098	9,466
		25,839
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)	39,315	1,505
Costco Wholesale Corp.	9,581	566
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	145,297	$ 5,366
Koninklijke Ahold NV	35,854	492
Kroger Co.	77,272	1,718
Safeway, Inc.	71,484	1,687
Susser Holdings Corp. (a)	59,900	645
The Pantry, Inc. (a)	24,400	386
Wal-Mart Stores, Inc.	86,230	4,626
Walgreen Co.	115,282	4,052
		21,043
Food Products - 1.4%
Archer Daniels Midland Co.	43,100	1,204
Ausnutria Dairy Hunan Co. Ltd. Class H	333,000	232
Brasil Foods SA	200	3
Bunge Ltd.	14,600	773
Cermaq ASA	19,800	220
Corn Products International, Inc.	12,966	467
Cosan Ltd. Class A (a)	7,700	82
Danone	9,711	572
Dean Foods Co. (a)	140,110	2,200
Kraft Foods, Inc. Class A	4,501	133
Lindt & Spruengli AG	6	156
Mead Johnson Nutrition Co. Class A	5,800	299
Nestle SA	40,154	1,965
Origin Agritech Ltd. (a)	3,200	28
SLC Agricola SA	24,900	234
Tyson Foods, Inc. Class A	6,669	131
Unilever NV (NY Shares) ADR	69,252	2,096
Viterra, Inc. (a)	26,100	221
		11,016
Household Products - 1.8%
Colgate-Palmolive Co.	17,333	1,458
Energizer Holdings, Inc. (a)	25,877	1,581
Procter & Gamble Co.	185,639	11,539
		14,578
Personal Products - 0.5%
Avon Products, Inc.	104,514	3,379
China-Biotics, Inc. (a)	6,800	121
Natura Cosmeticos SA	11,400	242
		3,742
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Altria Group, Inc.	169,923	$ 3,601
British American Tobacco PLC sponsored ADR	72,010	4,569
KT&G Corp.	4,399	222
Philip Morris International, Inc.	36,180	1,776
Souza Cruz Industria Comerico	6,400	248
		10,416
TOTAL CONSUMER STAPLES		86,634
ENERGY - 10.5%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	68,507	3,409
Basic Energy Services, Inc. (a)	2,700	28
Complete Production Services, Inc. (a)	6,900	104
Core Laboratories NV	2,900	435
Dresser-Rand Group, Inc. (a)	4,800	169
Ensco International Ltd. ADR	13,100	618
FMC Technologies, Inc. (a)	2,100	142
Global Industries Ltd. (a)	19,276	129
Halliburton Co.	40,507	1,242
Helix Energy Solutions Group, Inc. (a)	8,600	125
Helmerich & Payne, Inc.	24,200	983
Hercules Offshore, Inc. (a)	20,800	82
Key Energy Services, Inc. (a)	9,300	101
Nabors Industries Ltd. (a)	75,300	1,624
National Oilwell Varco, Inc.	50,900	2,241
Noble Corp.	45,200	1,785
Northern Offshore Ltd. (a)	132,100	284
Oceaneering International, Inc. (a)	10,900	714
Oil States International, Inc. (a)	3,200	155
Patterson-UTI Energy, Inc.	24,800	379
Pride International, Inc. (a)	9,617	292
Schlumberger Ltd.	78,685	5,620
Smith International, Inc.	41,929	2,003
Superior Energy Services, Inc. (a)	22,700	614
Superior Well Services, Inc. (a)	900	13
Transocean Ltd. (a)	25,944	1,880
TSC Offshore Group Ltd. (a)	174,000	44
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd. (a)	109,500	$ 1,983
Willbros Group, Inc. (a)	24,500	307
		27,505
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	43,700	2,057
Anadarko Petroleum Corp.	38,500	2,393
Apache Corp.	7,000	712
Arch Coal, Inc.	42,567	1,149
Atlas Pipeline Partners, LP	7,600	110
Brigham Exploration Co. (a)	14,400	281
Cabot Oil & Gas Corp.	43,041	1,555
Canacol Energy Ltd. (a)	143,500	107
Canadian Natural Resources Ltd.	8,800	677
Centennial Coal Co. Ltd.	64,370	250
Chevron Corp.	66,800	5,440
Cloud Peak Energy, Inc.	11,800	189
Comstock Resources, Inc. (a)	6,906	221
ConocoPhillips	8,100	479
CONSOL Energy, Inc.	20,300	907
CVR Energy, Inc. (a)	4,900	42
Denbury Resources, Inc. (a)	29,200	559
Devon Energy Corp.	2,600	175
EOG Resources, Inc.	2,982	334
EXCO Resources, Inc.	68,646	1,273
Exxon Mobil Corp.	116,653	7,915
Frontier Oil Corp.	57,100	868
Holly Corp.	30,300	818
International Coal Group, Inc. (a)	10,300	54
Marathon Oil Corp.	96,864	3,114
Massey Energy Co.	42,544	1,558
Newfield Exploration Co. (a)	17,000	989
Niko Resources Ltd.	2,000	219
Occidental Petroleum Corp.	36,600	3,245
OPTI Canada, Inc. (a)	17,900	40
Painted Pony Petroleum Ltd. Class A (a)	13,800	93
Petrobank Energy & Resources Ltd. (a)	3,000	151
Petrohawk Energy Corp. (a)	115,000	2,483
PT Bumi Resources Tbk	557,000	143
Range Resources Corp.	5,800	277
Southern Union Co.	22,288	582
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SouthGobi Energy Resources Ltd. (a)(e)	400	$ 5
Southwestern Energy Co. (a)	82,300	3,266
Suncor Energy, Inc.	38,100	1,303
Sunoco, Inc.	7,800	256
Talisman Energy, Inc.	21,100	359
Tesoro Corp.	61,900	814
Ultra Petroleum Corp. (a)	16,610	793
Valero Energy Corp.	67,900	1,412
Whiting Petroleum Corp. (a)	15,116	1,365
World Fuel Services Corp.	8,100	230
XTO Energy, Inc.	115,560	5,491
		56,753
TOTAL ENERGY		84,258
FINANCIALS - 15.7%
Capital Markets - 5.8%
AllianceBernstein Holding LP	58,100	1,824
Bank of New York Mellon Corp.	48,778	1,518
Broadpoint Gleacher Securities Group, Inc. (a)	395,068	1,691
Charles Schwab Corp.	245,552	4,737
Deutsche Bank AG (NY Shares)	10,900	749
EFG International	158,483	2,659
Franklin Resources, Inc.	28,800	3,330
GFI Group, Inc.	206,800	1,427
Goldman Sachs Group, Inc.	1,207	175
Janus Capital Group, Inc.	30,900	435
Jefferies Group, Inc.	88,900	2,420
Legg Mason, Inc.	40,600	1,287
MF Global Holdings Ltd. (a)	255,200	2,353
Morgan Stanley	252,598	7,634
Northern Trust Corp.	119,961	6,595
State Street Corp.	14,227	619
T. Rowe Price Group, Inc.	57,800	3,324
TD Ameritrade Holding Corp. (a)	101,300	2,028
The Blackstone Group LP	90,700	1,268
U.S. Global Investments, Inc. Class A	27,800	251
		46,324
Commercial Banks - 5.3%
1st Pacific Bancorp (a)	37,727	17
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Atlantic Southern Financial Group, Inc. (a)	15,860	$ 32
Banco Macro SA sponsored ADR	11,100	311
Bancorp New Jersey, Inc.	1,985	24
BancTrust Financial Group, Inc.	24,650	153
Bar Harbor Bankshares	900	26
Barclays PLC Sponsored ADR	600	12
BBVA Banco Frances SA sponsored ADR	65,300	453
Boston Private Financial Holdings, Inc.	27,300	216
Bridge Capital Holdings (a)	3,000	29
Cathay General Bancorp	16,600	205
Chicopee Bancorp, Inc. (a)	1,970	25
China Citic Bank Corp. Ltd. Class H	4,808,000	3,161
China Merchants Bank Co. Ltd. (H Shares)	116,660	286
Citizens Banking Corp., Michigan (a)	930,385	1,163
City National Corp.	15,800	984
CoBiz, Inc.	229,876	1,641
Evans Bancorp, Inc.	2,400	36
Fifth Third Bancorp	103,400	1,542
First Interstate Bancsystem, Inc.	34,700	560
Glacier Bancorp, Inc.	120,000	2,219
Huntington Bancshares, Inc.	49,000	332
Industrial & Commercial Bank of China Ltd. (H Shares)	2,791,000	2,034
KB Financial Group, Inc. ADR	2,500	122
KeyCorp	18,100	163
Landmark Bancorp, Inc.	985	16
MidWestOne Financial Group, Inc.	2,326	33
Mizuho Financial Group, Inc.	631,200	1,215
Monroe Bancorp	3,600	27
Nara Bancorp, Inc. (a)	31,800	286
National Bank of Greece SA sponsored ADR	37,100	121
Oriental Financial Group, Inc.	40,400	675
PNC Financial Services Group, Inc.	1,300	87
Preferred Bank, Los Angeles California (a)	13,300	26
Regions Financial Corp.	901,170	7,966
Salisbury Bancorp, Inc.	1,000	24
Savannah Bancorp, Inc.	5,289	57
Smithtown Bancorp, Inc. (d)	27,824	129
Southwest Bancorp, Inc., Oklahoma	6,500	95
Sterling Bancshares, Inc.	59,400	349
Sumitomo Mitsui Financial Group, Inc.	69,600	2,302
Sun Bancorp, Inc., New Jersey	24,167	131
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	251,200	$ 7,436
SVB Financial Group (a)	13,800	679
Synovus Financial Corp.	145,700	439
Tamalpais Bancorp (a)	17,138	2
U.S. Bancorp, Delaware	32,900	881
Umpqua Holdings Corp.	91,300	1,364
United Security Bancshares, California	4,670	22
Valley National Bancorp	19,100	310
W Holding Co., Inc. (a)(d)	5,823	31
Washington Trust Bancorp, Inc.	2,200	40
Wells Fargo & Co.	1,956	65
West Bancorp., Inc.	5,000	41
Wintrust Financial Corp.	57,000	2,126
		42,721
Consumer Finance - 0.4%
Promise Co. Ltd. (a)	20,350	195
SLM Corp. (a)	224,204	2,744
		2,939
Diversified Financial Services - 2.2%
Amadeus IT Holding SA Class A (a)	13,900	221
Bank of America Corp.	171,732	3,062
BM&F BOVESPA SA	9,900	65
Citigroup, Inc. (a)	687,877	3,006
CME Group, Inc.	13,800	4,532
JPMorgan Chase & Co.	127,700	5,437
JSE Ltd.	16,600	163
Moody's Corp.	50,022	1,237
		17,723
Insurance - 1.6%
ACE Ltd.	15,300	814
Aon Corp.	2,200	93
CNA Financial Corp. (a)	37,417	1,052
Everest Re Group Ltd.	33,229	2,547
Hartford Financial Services Group, Inc.	45,458	1,299
Platinum Underwriters Holdings Ltd.	12,300	458
Primerica, Inc. (a)	500	12
Symetra Financial Corp.	23,200	313
The First American Corp.	121,844	4,212
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
United Fire & Casualty Co.	7,400	$ 169
XL Capital Ltd. Class A	78,300	1,394
		12,363
Real Estate Management & Development - 0.2%
Central China Real Estate Ltd.	1,672,000	415
China Real Estate Information Corp. ADR	41,900	346
Mitsubishi Estate Co. Ltd.	30,000	541
Xinyuan Real Estate Co. Ltd. ADR (a)	165,338	599
		1,901
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	14,267	252
Cheviot Financial Corp.	16,328	147
First Financial Northwest, Inc.	4,300	28
Mayflower Bancorp, Inc.	1,355	10
Meridian Interstate Bancorp, Inc. (a)	15,439	178
Ocean Shore Holding Co.	15,379	177
Osage Bancshares, Inc.	9,900	79
United Western Bancorp, Inc.	94,700	173
Washington Federal, Inc.	19,100	393
Washington Mutual, Inc. (a)	57,500	10
		1,447
TOTAL FINANCIALS		125,418
HEALTH CARE - 11.8%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	17,300	670
Affymax, Inc. (a)	8,400	200
Alexion Pharmaceuticals, Inc. (a)	23,121	1,269
Allos Therapeutics, Inc. (a)	32,400	256
Amgen, Inc. (a)	32,237	1,849
Anadys Pharmaceuticals, Inc. (a)	51,211	130
ARIAD Pharmaceuticals, Inc. (a)	88,300	311
Biogen Idec, Inc. (a)	54,470	2,901
BioMarin Pharmaceutical, Inc. (a)	68,900	1,610
Cephalon, Inc. (a)	10,700	687
Genzyme Corp. (a)	14,000	745
Gilead Sciences, Inc. (a)	13,348	530
Human Genome Sciences, Inc. (a)	14,000	388
Incyte Corp. (a)(d)	67,600	907
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	10,661	$ 454
Ironwood Pharmaceuticals, Inc. Class A	11,300	146
Keryx Biopharmaceuticals, Inc. (a)	49,400	278
Micromet, Inc. (a)	22,500	171
Myriad Genetics, Inc. (a)	27,700	665
Neurocrine Biosciences, Inc. (a)	51,000	164
Protalix BioTherapeutics, Inc. (a)(d)	35,000	237
Seattle Genetics, Inc. (a)	18,312	231
Targacept, Inc. (a)	21,300	507
United Therapeutics Corp. (a)	21,500	1,223
ZIOPHARM Oncology, Inc. (a)	42,254	250
		16,779
Health Care Equipment & Supplies - 2.2%
AGA Medical Holdings, Inc.	10,000	161
ArthroCare Corp. (a)	16,900	523
C. R. Bard, Inc.	36,500	3,158
CareFusion Corp. (a)	48,400	1,335
China Medical Technologies, Inc. sponsored ADR	500	7
Conceptus, Inc. (a)	16,100	305
Cooper Companies, Inc.	24,100	937
Covidien PLC	99,443	4,772
Edwards Lifesciences Corp. (a)	15,200	1,567
ev3, Inc. (a)	39,200	750
Golden Meditech Holdings Ltd. (a)	220,000	52
HeartWare International, Inc. (a)(d)	6,000	337
HeartWare International, Inc. CDI unit (a)	145,260	207
Micrus Endovascular Corp. (a)	30,000	602
Mingyuan Medicare Development Co. Ltd.	180,000	22
Nobel Biocare Holding AG (Switzerland)	10,466	229
NuVasive, Inc. (a)	15,200	632
Orthofix International NV (a)	13,641	466
Orthovita, Inc. (a)	139,486	558
Osmetech PLC (a)	2,757,211	85
RTI Biologics, Inc. (a)	125,765	482
William Demant Holding AS (a)	4,900	334
Wright Medical Group, Inc. (a)	16,159	303
		17,824
Health Care Providers & Services - 2.5%
Aetna, Inc.	35,400	1,046
Catalyst Health Solutions, Inc. (a)	13,500	571
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	57,200	$ 1,834
Emeritus Corp. (a)	17,900	401
Express Scripts, Inc. (a)	45,600	4,566
Hanger Orthopedic Group, Inc. (a)	30,200	563
Health Grades, Inc. (a)	53,800	377
Health Net, Inc. (a)	10,719	236
Henry Schein, Inc. (a)	26,000	1,572
LCA-Vision, Inc. (a)	17,644	149
LHC Group, Inc. (a)	6,400	218
Medcath Corp. (a)	29,825	296
Medco Health Solutions, Inc. (a)	86,200	5,079
Profarma Distribuidora de Produtos Farmaceuticos SA	24,800	250
PSS World Medical, Inc. (a)	16,000	375
RehabCare Group, Inc. (a)	16,000	456
Sinopharm Group Co. Ltd. Class H	44,800	202
Sunrise Senior Living, Inc. (a)	48,700	271
United Drug PLC (Ireland)	81,700	285
UnitedHealth Group, Inc.	24,500	743
WellPoint, Inc. (a)	5,962	321
		19,811
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	68,809	1,388
athenahealth, Inc. (a)	100	3
Cerner Corp. (a)	21,500	1,826
Computer Programs & Systems, Inc.	11,733	529
		3,746
Life Sciences Tools & Services - 1.5%
Covance, Inc. (a)	25,511	1,458
ICON PLC sponsored ADR (a)	16,236	474
Illumina, Inc. (a)	83,900	3,513
Life Technologies Corp. (a)	33,100	1,811
PAREXEL International Corp. (a)	36,703	865
PerkinElmer, Inc.	47,954	1,201
QIAGEN NV (a)	92,500	2,114
Waters Corp. (a)	4,700	338
		11,774
Pharmaceuticals - 3.0%
Abbott Laboratories	20,700	1,059
Allergan, Inc.	49,400	3,146
Ardea Biosciences, Inc. (a)	28,500	724
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	31,800	$ 312
Cardiome Pharma Corp. (a)	33,700	284
Hikma Pharmaceuticals PLC	20,500	196
Johnson & Johnson	42,250	2,717
King Pharmaceuticals, Inc. (a)	89,147	874
Merck & Co., Inc.	125,294	4,390
Optimer Pharmaceuticals, Inc. (a)	18,873	232
Perrigo Co.	10,800	659
Pfizer, Inc.	299,896	5,014
Pronova BioPharma ASA (a)	74,200	237
Sanofi-Aventis sponsored ADR	26,700	911
Shire PLC sponsored ADR	20,400	1,343
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,000	940
Valeant Pharmaceuticals International (a)	28,600	1,287
		24,325
TOTAL HEALTH CARE		94,259
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)	14,700	437
DigitalGlobe, Inc.	11,699	311
Goodrich Corp.	12,600	935
Honeywell International, Inc.	57,405	2,725
Moog, Inc. Class A (a)	7,747	288
Precision Castparts Corp.	12,500	1,604
Raytheon Co.	27,800	1,621
Spirit AeroSystems Holdings, Inc. Class A (a)	23,300	517
The Boeing Co.	21,800	1,579
TransDigm Group, Inc.	8,100	448
Triumph Group, Inc.	3,700	287
United Technologies Corp.	64,720	4,851
		15,603
Building Products - 0.5%
AAON, Inc.	6,600	159
Armstrong World Industries, Inc. (a)	10,500	457
Lennox International, Inc.	14,138	640
Masco Corp.	101,900	1,654
Owens Corning (a)	26,444	920
		3,830
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	21,100	$ 824
Cintas Corp.	15,600	425
EnerNOC, Inc. (a)	500	15
Interface, Inc. Class A	24,026	314
Pitney Bowes, Inc.	11,500	292
Schawk, Inc. Class A	2,802	53
Steelcase, Inc. Class A	16,300	134
The Brink's Co.	19,200	511
United Stationers, Inc. (a)	6,100	373
Viad Corp.	9,200	215
		3,156
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	3,300	94
Fluor Corp.	32,279	1,706
Foster Wheeler AG (a)	16,600	498
Granite Construction, Inc.	28,914	972
Jacobs Engineering Group, Inc. (a)	34,316	1,655
KBR, Inc.	55,364	1,222
MasTec, Inc. (a)	34,100	427
MYR Group, Inc. (a)	14,473	260
		6,834
Electrical Equipment - 1.0%
A123 Systems, Inc.	600	7
Acuity Brands, Inc.	15,200	687
AMETEK, Inc.	17,700	766
Canadian Solar, Inc. (a)	4,100	71
centrotherm photovoltaics AG (a)	5,900	245
China High Speed Transmission Equipment Group Co. Ltd.	51,000	121
Cooper Industries PLC Class A	15,027	738
Energy Conversion Devices, Inc. (a)	1,915	14
First Solar, Inc. (a)	4,400	632
Fushi Copperweld, Inc. (a)	51,115	565
General Cable Corp. (a)	21,700	620
GT Solar International, Inc. (a)	77,400	451
JA Solar Holdings Co. Ltd. ADR (a)	65,200	398
Prysmian SpA	19,800	357
Regal-Beloit Corp.	15,084	954
Roth & Rau AG (a)	3,400	112
SMA Solar Technology AG	1,700	208
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SunPower Corp.:
Class A (a)	1,100	$ 18
Class B (a)	19,742	297
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	11
Trina Solar Ltd. ADR (a)	24,700	639
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,500	32
Zumtobel AG (a)	19,600	423
		8,366
Industrial Conglomerates - 1.7%
3M Co.	39,100	3,467
Carlisle Companies, Inc.	8,800	332
General Electric Co.	457,748	8,633
Textron, Inc.	30,100	687
Tyco International Ltd.	14,700	570
		13,689
Machinery - 2.7%
Actuant Corp. Class A	10,500	241
Altra Holdings, Inc. (a)	27,453	416
Barnes Group, Inc.	25,981	540
Bucyrus International, Inc. Class A	7,710	486
Caterpillar, Inc.	44,440	3,026
Cummins, Inc.	25,800	1,864
Danaher Corp.	27,531	2,320
Deere & Co.	26,380	1,578
Ingersoll-Rand Co. Ltd.	84,400	3,121
Joy Global, Inc.	5,100	290
Kennametal, Inc.	11,169	367
Meyer Burger Technology AG (a)	8,130	199
Navistar International Corp. (a)	18,100	875
NSK Ltd.	56,000	427
PACCAR, Inc.	36,300	1,689
Shin Zu Shing Co. Ltd.	45,000	175
SmartHeat, Inc. (a)	69,819	586
SPX Corp.	18,000	1,258
The Weir Group PLC	13,800	207
Timken Co.	24,500	862
TriMas Corp. (a)	47,557	484
Weg SA	60,300	616
		21,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Begbies Traynor Group PLC	68,300	$ 80
CoStar Group, Inc. (a)	8,300	365
CRA International, Inc. (a)	11,596	269
Equifax, Inc.	20,800	699
ICF International, Inc. (a)	9,422	218
Manpower, Inc.	7,700	432
		2,063
Road & Rail - 1.1%
America Latina Logistica SA unit	38,900	348
Avis Budget Group, Inc. (a)	44,467	672
Con-way, Inc.	5,500	214
CSX Corp.	29,400	1,648
Hertz Global Holdings, Inc. (a)	37,300	539
Norfolk Southern Corp.	27,400	1,626
Saia, Inc. (a)	23,400	388
Union Pacific Corp.	45,312	3,428
		8,863
Trading Companies & Distributors - 0.3%
Interline Brands, Inc. (a)	30,000	624
Mills Estruturas e Servicos de Engenharia SA (a)	61,000	405
Rush Enterprises, Inc. Class A (a)	107,647	1,746
		2,775
TOTAL INDUSTRIALS		86,806
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	24,200	633
ADC Telecommunications, Inc. (a)	47,200	378
Adtran, Inc.	8,700	233
Aruba Networks, Inc. (a)	1,900	24
Ciena Corp. (a)	8,300	153
Cisco Systems, Inc. (a)	270,240	7,275
CommScope, Inc. (a)	9,100	296
Emulex Corp. (a)	9,500	112
F5 Networks, Inc. (a)	12,300	842
Juniper Networks, Inc. (a)	43,480	1,235
Motorola, Inc. (a)	2,100	15
Netronix, Inc. (a)	29,000	79
Palm, Inc. (a)	9,300	54
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	28,500	$ 928
QUALCOMM, Inc.	38,680	1,498
Research In Motion Ltd. (a)	14,100	1,004
Riverbed Technology, Inc. (a)	20,900	648
Sandvine Corp. (a)	321,142	711
Sonus Networks, Inc. (a)	6,500	17
Tekelec (a)	7,800	141
		16,276
Computers & Peripherals - 3.4%
3PAR, Inc. (a)	45,600	425
Apple, Inc. (a)	64,400	16,811
China Digital TV Holding Co. Ltd. ADR (a)	300	2
Dell, Inc. (a)	100	2
EMC Corp. (a)	74,200	1,411
Hewlett-Packard Co.	93,695	4,869
HTC Corp.	50,000	670
Isilon Systems, Inc. (a)	30,791	400
Lenovo Group Ltd.	44,000	32
NetApp, Inc. (a)	3,700	128
Qisda Corp. (a)	72,000	43
Quanta Storage, Inc.	47,000	77
SanDisk Corp. (a)	32,168	1,283
Seagate Technology (a)	3,700	68
Stratasys, Inc. (a)	12,300	293
Synaptics, Inc. (a)	12,500	383
Western Digital Corp. (a)	1,700	70
		26,967
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	92,888	3,368
Amphenol Corp. Class A	400	18
Anixter International, Inc. (a)	11,826	620
AU Optronics Corp. sponsored ADR	5,900	68
Benchmark Electronics, Inc. (a)	25,300	547
BYD Co. Ltd. (H Shares) (a)	55,000	488
Cando Corp. (a)	387,201	340
Chroma ATE, Inc.	205,000	439
Coretronic Corp.	46,000	70
Corning, Inc.	64,560	1,243
Digital China Holdings Ltd. (H Shares)	475,000	699
DTS, Inc. (a)	4,700	156
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	61,700	$ 478
Inspur International Ltd.	590,000	61
Itron, Inc. (a)	2,700	215
Jabil Circuit, Inc.	4,000	61
Ju Teng International Holdings Ltd.	96,000	89
Keyence Corp.	700	168
LG Display Co. Ltd. sponsored ADR	8,800	186
Multi-Fineline Electronix, Inc. (a)	200	5
National Instruments Corp.	20,000	692
Prime View International Co. Ltd. (a)	61,000	118
Prime View International Co. Ltd. sponsored GDR (a)(e)	4,600	90
Synnex Technology International Corp.	160,000	381
Test Research, Inc.	20,000	29
Trimble Navigation Ltd. (a)	65,800	2,152
Universal Display Corp. (a)	16,100	215
Vishay Intertechnology, Inc. (a)	6,600	69
WPG Holding Co. Ltd.	253,000	520
		13,585
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	32,500	1,262
Alibaba.com Ltd.	134,000	255
Art Technology Group, Inc. (a)	26,797	115
Baidu.com, Inc. sponsored ADR (a)	1,500	1,034
China Finance Online Co. Ltd. ADR (a)	160,900	1,207
Constant Contact, Inc. (a)	7,500	192
eBay, Inc. (a)	61,453	1,463
Equinix, Inc. (a)	200	20
Google, Inc. Class A (a)	7,400	3,888
GREE, Inc.	7,700	427
Internap Network Services Corp. (a)	14,000	81
LivePerson, Inc. (a)	16,900	140
Local.com Corp. (a)	8,500	74
LogMeIn, Inc.	5,209	122
Mercadolibre, Inc. (a)(d)	8,500	429
Monster Worldwide, Inc. (a)	20,700	361
NetEase.com, Inc. sponsored ADR (a)	3,700	129
Open Text Corp. (a)	10,500	445
OpenTable, Inc.	100	4
Rackspace Hosting, Inc. (a)	21,800	391
SAVVIS, Inc. (a)	2,100	37
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	47,800	$ 989
VistaPrint Ltd. (a)	13,800	712
Vocus, Inc. (a)	19,400	331
WebMD Health Corp. (a)	8,400	407
Yahoo!, Inc. (a)	810	13
		14,528
IT Services - 1.6%
Accenture PLC Class A	13,333	582
Cognizant Technology Solutions Corp. Class A (a)	15,789	808
CyberSource Corp. (a)	9,300	239
Euronet Worldwide, Inc. (a)	76,379	1,217
Hewitt Associates, Inc. Class A (a)	5,758	236
MasterCard, Inc. Class A	25,169	6,243
MoneyGram International, Inc. (a)	481,900	1,470
RightNow Technologies, Inc. (a)	25,700	421
Satyam Computer Services Ltd. sponsored ADR (a)	37,200	198
Teletech Holdings, Inc. (a)	12,206	202
Visa, Inc. Class A	8,832	797
WNS Holdings Ltd. sponsored ADR (a)	4,600	56
Yucheng Technologies Ltd. (a)	16,900	65
		12,534
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	50,800	460
Aixtron AG	7,500	237
Altera Corp.	600	15
Amkor Technology, Inc. (a)	10,900	82
Applied Micro Circuits Corp. (a)	16,500	186
ASM International NV (NASDAQ) (a)	4,700	122
ASM Pacific Technology Ltd.	6,400	60
ASML Holding NV (NY Shares)	57,500	1,878
Atmel Corp. (a)	53,600	292
ATMI, Inc. (a)	3,500	63
Avago Technologies Ltd.	48,100	987
Broadcom Corp. Class A	32,000	1,104
Cavium Networks, Inc. (a)	40,500	1,118
Cirrus Logic, Inc. (a)	33,600	427
Cree, Inc. (a)	19,000	1,391
CSR PLC (a)	7,600	50
Cymer, Inc. (a)	11,800	403
Cypress Semiconductor Corp. (a)	42,700	550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	14,000	$ 157
Global Unichip Corp.	33,000	152
Hittite Microwave Corp. (a)	12,100	620
Hynix Semiconductor, Inc. (a)	720	18
Infineon Technologies AG (a)	10,400	73
Inotera Memories, Inc. (a)	98,586	70
Intel Corp.	153,300	3,500
International Rectifier Corp. (a)	17,900	412
Intersil Corp. Class A	8,900	132
Kinsus Interconnect Technology Corp.	21,000	55
Lam Research Corp. (a)	16,500	669
Marvell Technology Group Ltd. (a)	40,700	840
MediaTek, Inc.	1,000	17
MEMC Electronic Materials, Inc. (a)	16,000	208
Micron Technology, Inc. (a)	89,200	834
Monolithic Power Systems, Inc. (a)	11,200	276
Netlogic Microsystems, Inc. (a)	10,400	324
NVIDIA Corp. (a)	72,600	1,141
Omnivision Technologies, Inc. (a)	4,000	70
Photronics, Inc. (a)	23,200	126
Power Integrations, Inc.	9,300	358
Radiant Opto-Electronics Corp.	51,000	77
Rambus, Inc. (a)	8,800	212
Silicon Laboratories, Inc. (a)	300	15
Skyworks Solutions, Inc. (a)	8,900	150
Spreadtrum Communications, Inc. ADR (a)	60,400	405
Sumco Corp.	6,400	142
Supertex, Inc. (a)	500	14
Tessera Technologies, Inc. (a)	20,200	410
Varian Semiconductor Equipment Associates, Inc. (a)	21,300	702
Veeco Instruments, Inc. (a)	1,700	75
Verigy Ltd. (a)	30,100	359
Volterra Semiconductor Corp. (a)	5,100	122
Xilinx, Inc.	4,500	116
		22,276
Software - 5.2%
Activision Blizzard, Inc.	22,200	246
Adobe Systems, Inc. (a)	2,100	71
ANSYS, Inc. (a)	3,200	144
Ariba, Inc. (a)	44,400	634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
AsiaInfo Holdings, Inc. (a)	100	$ 3
Autodesk, Inc. (a)	51,600	1,755
Autonomy Corp. PLC (a)	18,500	507
BMC Software, Inc. (a)	61,000	2,401
Changyou.com Ltd. (A Shares) ADR	6,900	226
Check Point Software Technologies Ltd. (a)	2,800	100
Citrix Systems, Inc. (a)	26,600	1,250
CommVault Systems, Inc. (a)	700	15
Concur Technologies, Inc. (a)	19,000	796
Dassault Systemes SA sponsored ADR	2,300	151
Epicor Software Corp. (a)	28,500	262
Gameloft (a)	100,900	534
Giant Interactive Group, Inc. ADR	8,900	67
Glu Mobile, Inc. (a)	6,100	9
Informatica Corp. (a)	42,500	1,063
Insyde Software Corp.	37,100	140
Intuit, Inc. (a)	400	14
JDA Software Group, Inc. (a)	13,790	399
Kenexa Corp. (a)	36,100	542
Kingdee International Software Group Co. Ltd.	2,332,000	897
Magma Design Automation, Inc. (a)	46,000	166
Manhattan Associates, Inc. (a)	12,600	361
Mentor Graphics Corp. (a)	18,500	166
Microsoft Corp.	461,160	14,084
MicroStrategy, Inc. Class A (a)	800	61
NCsoft Corp.	7,919	1,177
Neowiz Games Corp.	4,246	153
Nintendo Co. Ltd. ADR	7,100	297
Nuance Communications, Inc. (a)	73,500	1,343
Oracle Corp.	221,350	5,720
Parametric Technology Corp. (a)	52,500	976
Pegasystems, Inc.	3,700	117
Perfect World Co. Ltd. sponsored ADR Class B (a)	4,200	141
Red Hat, Inc. (a)	46,100	1,377
Rovi Corp. (a)	15,500	604
Smith Micro Software, Inc. (a)	18,200	173
SolarWinds, Inc.	800	15
SuccessFactors, Inc. (a)	300	6
Synchronoss Technologies, Inc. (a)	13,900	284
Taleo Corp. Class A (a)	27,800	722
TIBCO Software, Inc. (a)	19,300	220
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	1,200	$ 29
Verint Systems, Inc. (a)	10,800	287
VMware, Inc. Class A (a)	16,200	999
		41,704
TOTAL INFORMATION TECHNOLOGY		147,870
MATERIALS - 3.3%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	12,100	929
Albemarle Corp.	8,230	376
Ashland, Inc.	9,603	572
BASF AG	2,101	122
Cabot Corp.	4,500	146
Celanese Corp. Class A	22,000	704
CF Industries Holdings, Inc.	5,100	427
Chemtrade Logistics Income Fund	4,900	63
DC Chemical Co. Ltd.	865	164
Dow Chemical Co.	75,600	2,331
E.I. du Pont de Nemours & Co.	53,045	2,113
Ferro Corp. (a)	36,450	398
FMC Corp.	7,200	458
Huntsman Corp.	18,900	216
Innophos Holdings, Inc.	10,525	300
Israel Chemicals Ltd.	7,500	91
Kraton Performance Polymers, Inc.	8,500	161
Monsanto Co.	37,200	2,346
Praxair, Inc.	18,800	1,575
Shin-Etsu Chemical Co., Ltd.	2,100	121
Solutia, Inc. (a)	14,513	255
Stepan Co.	1,000	76
STR Holdings, Inc.	15,500	357
Symrise AG	6,300	160
The Mosaic Co.	10,375	531
W.R. Grace & Co. (a)	15,300	442
Westlake Chemical Corp.	3,400	95
Yara International ASA	2,800	97
		15,626
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	24,600	292
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - continued
HeidelbergCement AG	4,328	$ 268
Martin Marietta Materials, Inc.	2,500	240
Vulcan Materials Co.	6,800	390
		1,190
Containers & Packaging - 0.2%
Boise, Inc. (a)	12,723	88
Crown Holdings, Inc. (a)	13,100	341
Owens-Illinois, Inc. (a)	27,000	957
Pactiv Corp. (a)	15,095	384
		1,770
Metals & Mining - 0.8%
Agnico-Eagle Mines Ltd. (Canada)	3,200	203
Allegheny Technologies, Inc.	8,200	438
Anglo American PLC (United Kingdom) (a)	8,900	378
AngloGold Ashanti Ltd. sponsored ADR	9,900	414
Aquarius Platinum Ltd. (United Kingdom)	9,100	60
Carpenter Technology Corp.	8,800	346
Commercial Metals Co.	21,158	315
Freeport-McMoRan Copper & Gold, Inc.	13,927	1,052
Globe Specialty Metals, Inc.	5,700	71
Impala Platinum Holdings Ltd.	2,100	60
Jindal Steel & Power Ltd.	5,763	96
Newcrest Mining Ltd.	3,456	104
Newmont Mining Corp.	16,600	931
Nucor Corp.	16,000	725
Pan American Silver Corp.	2,400	64
Randgold Resources Ltd. sponsored ADR	2,200	185
RTI International Metals, Inc. (a)	5,600	151
Steel Dynamics, Inc.	19,400	305
Teck Resources Ltd. Class B (sub. vtg.)	8,800	346
Ternium SA sponsored ADR (a)	3,300	122
Timminco Ltd. (a)	1,500	1
Vale SA sponsored ADR	7,800	239
Yamana Gold, Inc.	12,400	135
		6,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	17,700	$ 208
Weyerhaeuser Co.	19,900	985
		1,193
TOTAL MATERIALS		26,520
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	185,300	4,829
BT Group PLC	400	1
Cable & Wireless PLC	1,600	2
Cable & Wireless Worldwide PLC (a)	1,600	2
Cbeyond, Inc. (a)	12,000	185
CenturyTel, Inc.	11,500	392
China Telecom Corp. Ltd. sponsored ADR	5,800	266
China Unicom (Hong Kong) Ltd. sponsored ADR	35,700	444
Cincinnati Bell, Inc. (a)	17,700	60
Cogent Communications Group, Inc. (a)	5,100	52
Deutsche Telekom AG	13,946	181
FairPoint Communications, Inc. (a)	2,800	0*
Hellenic Telecommunications Organization SA	13	0*
Iliad Group SA	1,545	154
Level 3 Communications, Inc. (a)	700	1
PAETEC Holding Corp. (a)	6,000	30
PT Telkomunikasi Indonesia Tbk Series B	216,000	187
Qwest Communications International, Inc.	207,400	1,085
Telefonica SA sponsored ADR	5,800	393
Telenor ASA (a)	400	6
Telenor ASA sponsored ADR (a)	5,400	231
Telkom SA Ltd.	400	2
Verizon Communications, Inc.	111,100	3,210
VimpelCom Ltd. ADR (a)	11,500	200
Windstream Corp.	5,800	64
		11,977
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	42,914	1,751
China Mobile (Hong Kong) Ltd. sponsored ADR	3,300	161
Clearwire Corp.:
rights 6/21/10 (a)	55,300	12
Class A (a)	55,300	427
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	32,400	$ 1,226
Leap Wireless International, Inc. (a)	13,900	255
MetroPCS Communications, Inc. (a)	100	1
Millicom International Cellular SA	1,600	141
MTN Group Ltd.	15,200	225
NII Holdings, Inc. (a)	24,519	1,040
NTELOS Holdings Corp.	100	2
Rogers Communications, Inc. Class B (non-vtg.)	200	7
SBA Communications Corp. Class A (a)	20,400	722
Sprint Nextel Corp. (a)	396,800	1,686
Syniverse Holdings, Inc. (a)	23,300	468
Telephone & Data Systems, Inc.	1,206	42
TIM Participacoes SA sponsored ADR (non-vtg.)	4,400	114
Vivo Participacoes SA sponsored ADR	5,800	154
Vodafone Group PLC sponsored ADR	5,400	120
		8,554
TOTAL TELECOMMUNICATION SERVICES		20,531
UTILITIES - 3.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	70,000	2,401
Entergy Corp.	26,800	2,179
FPL Group, Inc.	48,014	2,499
ITC Holdings Corp.	21,270	1,188
NV Energy, Inc.	101,200	1,264
Pinnacle West Capital Corp.	26,807	1,001
Southern Co.	49,900	1,725
Westar Energy, Inc.	2,800	66
		12,323
Gas Utilities - 0.3%
Questar Corp.	26,300	1,261
UGI Corp.	46,602	1,281
Zhongyu Gas Holdings Ltd. (a)	678,000	69
		2,611
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	69,100	797
Calpine Corp. (a)	42,600	581
		1,378
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	51,600	$ 741
CMS Energy Corp.	78,300	1,273
NiSource, Inc.	4,000	65
PG&E Corp.	54,000	2,365
Sempra Energy	19,000	934
TECO Energy, Inc.	75,900	1,285
Wisconsin Energy Corp.	36,008	1,891
		8,554
Water Utilities - 0.1%
American Water Works Co., Inc.	28,130	613
TOTAL UTILITIES		25,479
TOTAL COMMON STOCKS (Cost $707,582)		779,134
Convertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $42)	$ 40	37
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 5/13/10 (f) (Cost $1,110)	1,110	1,110
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	15,460,519	15,461
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,618,352	4,618
TOTAL MONEY MARKET FUNDS (Cost $20,079)		20,079
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40)	$ 40	$ 40
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $728,853)		800,400
NET OTHER ASSETS - (0.1)%		(1,122)
NET ASSETS - 100%		$ 799,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
61 CME E-mini S&P 500 Index Contracts	June 2010	$ 3,609	$ 112

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,000 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,110,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$40,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 7
Bank of America, NA	9
Barclays Capital, Inc.	4
Credit Agricole Sec Usa Inc	3
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	6
Mizuho Securities USA, Inc.	3
RBC Capital Markets Corp.	4
RBS Securities, Inc.	1
Societe Generale, New York Branch	3
Wachovia Capital Markets LLC	0*
$ 40
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	19
Total	$ 37
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 81,359	$ 78,560	$ 2,799	$ -
Consumer Staples	86,634	80,713	5,921	-
Energy	84,258	83,537	721	-
Financials	125,418	112,553	12,865	-
Health Care	94,259	92,410	1,849	-
Industrials	86,806	84,252	2,554	-
Information Technology	147,870	138,132	9,738	-
Materials	26,520	24,950	1,570	-
Telecommunication Services	20,531	19,998	533	-
Utilities	25,479	25,410	-	69
Corporate Bonds	37	-	37	-
U.S. Government and Government Agency Obligations	1,110	-	1,110	-
Money Market Funds	20,079	20,079	-	-
Cash Equivalents	40	-	40	-
Total Investments in Securities:	$ 800,400	$ 760,594	$ 39,737	$ 69
Derivative Instruments:
Assets
Futures Contracts	$ 112	$ 112	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5
Cost of Purchases	64
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 69
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 5

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 112	$ -
Total Value of Derivatives	$ 112	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Switzerland	1.6%
China	1.4%
Ireland	1.3%
United Kingdom	1.1%
Others (Individually Less Than 1%)	7.8%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $262,565,000 of which $127,596,000 and $134,969,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,380 and repurchase agreements of $40) - See accompanying schedule: Unaffiliated issuers (cost $708,774)	$ 780,321
Fidelity Central Funds (cost $20,079)	20,079
Total Investments (cost $728,853)		$ 800,400
Cash		380
Foreign currency held at value (cost $120)		120
Receivable for investments sold		23,097
Receivable for fund shares sold		298
Dividends receivable		744
Distributions receivable from Fidelity Central Funds		9
Prepaid expenses		1
Other receivables		43
Total assets		825,092

Liabilities
Payable for investments purchased	$ 19,865
Payable for fund shares redeemed	589
Accrued management fee	384
Payable for daily variation on futures contracts	67
Other affiliated payables	182
Other payables and accrued expenses	109
Collateral on securities loaned, at value	4,618
Total liabilities		25,814

Net Assets		$ 799,278
Net Assets consist of:
Paid in capital		$ 935,013
Undistributed net investment income		840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(208,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,661
Net Assets		$ 799,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Stock Selector: Net Asset Value, offering price and redemption price per share ($774,170 ÷ 32,888.0 shares)	$ 23.54

Class K: Net Asset Value, offering price and redemption price per share ($25,108 ÷ 1,066.6 shares)	$ 23.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends		$ 4,531
Interest		2
Income from Fidelity Central Funds		37
Total income		4,570

Expenses
Management fee Basic fee	$ 1,910
Performance adjustment	(37)
Transfer agent fees	776
Accounting and security lending fees	127
Custodian fees and expenses	148
Independent trustees' compensation	2
Registration fees	37
Audit	31
Legal	2
Miscellaneous	6
Total expenses before reductions	3,002
Expense reductions	(61)	2,941
Net investment income (loss)		1,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,339
Foreign currency transactions	(53)
Futures contracts	2,498
Total net realized gain (loss)		81,784
Change in net unrealized appreciation (depreciation) on: Investment securities	30,127
Assets and liabilities in foreign currencies	1
Futures contracts	112
Total change in net unrealized appreciation (depreciation)		30,240
Net gain (loss)		112,024
Net increase (decrease) in net assets resulting from operations		$ 113,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,629	$ 4,559
Net realized gain (loss)	81,784	(132,880)
Change in net unrealized appreciation (depreciation)	30,240	155,498
Net increase (decrease) in net assets resulting from operations	113,653	27,177
Distributions to shareholders from net investment income	(4,230)	(7,570)
Share transactions - net increase (decrease)	115,727	(179,204)
Total increase (decrease) in net assets	225,150	(159,597)

Net Assets
Beginning of period	574,128	733,725
End of period (including undistributed net investment income of $840 and undistributed net investment income of $3,441, respectively)	$ 799,278	$ 574,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74	$ 21.41
Income from Investment Operations
Net investment income (loss) D	.05	.14	.20	.19	.16	.25 G
Net realized and unrealized gain (loss)	3.66	1.27	(12.14)	5.10	3.46	2.33
Total from investment operations	3.71	1.41	(11.94)	5.29	3.62	2.58
Distributions from net investment income	(.15)	(.22)	(.16)	(.13)	(.12)	(.25)
Distributions from net realized gain	-	-	(1.48)	(.03)	-	-
Total distributions	(.15)	(.22)	(1.64)	(.16)	(.12)	(.25)
Net asset value, end of period	$ 23.54	$ 19.98	$ 18.79	$ 32.37	$ 27.24	$ 23.74
Total Return B, C	18.64%	7.77%	(38.78)%	19.52%	15.29%	12.12%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.87%	.93%	.87%	.88%	.84%
Expenses net of fee waivers, if any	.88% A	.87%	.93%	.87%	.88%	.84%
Expenses net of all reductions	.86% A	.87%	.93%	.87%	.87%	.79%
Net investment income (loss)	.47% A	.82%	.77%	.64%	.61%	1.11%G
Supplemental Data
Net assets, end of period (in millions)	$ 774	$ 552	$ 698	$ 1,005	$ 853	$ 770
Portfolio turnover rate F	248% A	109%	121%	91%	109%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividends which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 18.81	$ 27.80
Income from Investment Operations
Net investment income (loss) D	.07	.18	.06
Net realized and unrealized gain (loss)	3.66	1.27	(9.05)
Total from investment operations	3.73	1.45	(8.99)
Distributions from net investment income	(.19)	(.26)	-
Net asset value, end of period	$ 23.54	$ 20.00	$ 18.81
Total Return B, C	18.73%	8.00%	(32.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.65%	.79% A
Expenses net of fee waivers, if any	.70% A	.65%	.79% A
Expenses net of all reductions	.68% A	.65%	.78% A
Net investment income (loss)	.65% A	1.04%	.63% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 22	$ 35
Portfolio turnover rate F	248% A	109%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In May 2010, the Board of Trustees approved a change in the name of the Fund from Fidelity Stock Selector to Fidelity Stock Selector All Cap Fund. This change will be effective July 1, 2010. The Fund offers Stock Selector and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,243
Gross unrealized depreciation	(24,249)
Net unrealized appreciation (depreciation)	$ 57,994

Tax cost	$ 742,406

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 2,498	$ 112
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 2,498	$ 112

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,498 for futures contract.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $112 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $922,190 and $815,243, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Stock Selector, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Stock Selector. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Stock Selector	$ 770.23
Class K	6.05
	$ 776

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $61 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Stock Selector	$ 4,028	$ 7,152
Class K	202	418
Total	$ 4,230	$ 7,570

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Stock Selector
Shares sold	7,644	2,210	$ 169,042	$ 37,596
Conversion to Class K A	-	(261)	-	(4,548)
Reinvestment of distributions	181	414	3,844	6,843
Shares redeemed	(2,544)	(11,919)	(55,965)	(206,868)
Net increase (decrease)	5,281	(9,556)	$ 116,921	$ (166,977)
Class K
Shares sold	126	525	$ 2,799	$ 8,881
Conversion from Stock Selector A	-	261	-	4,548
Reinvestment of distributions	10	25	202	418
Shares redeemed	(193)	(1,571)	(4,195)	(26,074)
Net increase (decrease)	(57)	(760)	$ (1,194)	$ (12,227)

A Conversion transactions for Class K and Stock Selector are presented for the period November 1, 2008 through August 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

On or about June 18, 2010, the Fund will exchange its securities for shares of each of the 10 Fidelity Equity Sector Central Funds, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. In accordance with the Fund's investment objectives, FMR will allocate the Fund's assets among the Fidelity Equity Sector Central Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

FSS-K-USAN-0610
1.863294.101

Fidelity®
Value
Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Value	.70%
Actual		$ 1,000.00	$ 1,270.00	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Class K	.53%
Actual		$ 1,000.00	$ 1,271.00	$ 2.98
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
PNC Financial Services Group, Inc.	1.6	1.3
Stanley Black & Decker, Inc.	1.4	0.0
Wells Fargo & Co.	1.3	1.1
Avnet, Inc.	1.3	1.2
Agilent Technologies, Inc.	1.2	1.0
JPMorgan Chase & Co.	1.1	1.3
Tyco Electronics Ltd.	1.0	0.8
Bank of America Corp.	1.0	0.9
Xerox Corp.	1.0	1.0
Masco Corp.	0.9	0.8
	11.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	24.4
Industrials	14.7	14.9
Information Technology	12.1	13.0
Consumer Discretionary	11.8	14.4
Energy	8.4	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 96.6%		Stocks 98.9%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Johnson Controls, Inc.	1,313,577	$ 44,123
The Goodyear Tire & Rubber Co. (a)	1,326,618	17,816
		61,939
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	276,714	13,613
Harley-Davidson, Inc.	1,029,824	34,839
Thor Industries, Inc.	643,967	22,996
Winnebago Industries, Inc. (a)(d)(e)	2,571,751	42,768
		114,216
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	1,759,700	32,590
Burger King Holdings, Inc.	529,678	11,176
Darden Restaurants, Inc.	197,500	8,838
DineEquity, Inc. (a)	472,600	19,438
NH Hoteles SA (a)	472,771	2,178
Penn National Gaming, Inc. (a)	532,037	16,472
Starwood Hotels & Resorts Worldwide, Inc.	774,536	42,220
Vail Resorts, Inc. (a)(d)	544,961	24,872
WMS Industries, Inc. (a)	668,039	33,415
Wyndham Worldwide Corp.	1,654,974	44,370
		235,569
Household Durables - 3.0%
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	56,971
Jarden Corp.	42,900	1,378
KB Home	773,900	14,340
La-Z-Boy, Inc. (a)(d)	361,700	4,717
Leggett & Platt, Inc.	642,050	15,749
Pulte Group, Inc. (a)	3,523,065	46,117
Stanley Black & Decker, Inc.	2,039,400	126,749
Whirlpool Corp.	131,047	14,267
		280,288
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,817,208	58,880
Eastman Kodak Co. (a)(d)	4,555,000	27,877
Polaris Industries, Inc.	139,338	8,245
		95,002
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	332,260	9,117
Discovery Communications, Inc. Class C (a)	404,815	13,509
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	1,822,398	$ 16,238
McGraw-Hill Companies, Inc.	504,056	16,997
MDC Partners, Inc. Class A (sub. vtg.)	428,700	5,543
United Business Media Ltd.	964,900	8,145
Virgin Media, Inc.	1,436,000	25,259
WPP PLC	1,008,633	10,692
		105,500
Multiline Retail - 0.1%
Macy's, Inc.	252,482	5,858
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	123,800	5,583
AnnTaylor Stores Corp. (a)	704,740	15,293
AutoZone, Inc. (a)	96,535	17,860
Best Buy Co., Inc.	242,100	11,040
Carphone Warehouse Group PLC (a)	53,600	158
OfficeMax, Inc. (a)(e)	4,442,560	84,409
RadioShack Corp.	396,600	8,547
Sherwin-Williams Co.	30,390	2,373
Signet Jewelers Ltd. (a)	611,110	19,568
		164,831
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	1,072,000	296
Iconix Brand Group, Inc. (a)	643,371	11,105
Jones Apparel Group, Inc.	107,200	2,333
Liz Claiborne, Inc. (a)(d)	1,166,800	10,198
		23,932
TOTAL CONSUMER DISCRETIONARY		1,087,135
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch InBev SA NV (d)	205,578	9,974
Carlsberg AS Series B	109,600	8,859
Dr Pepper Snapple Group, Inc.	557,400	18,244
Grupo Modelo SAB de CV Series C	1,072,000	5,914
Molson Coors Brewing Co. Class B	289,480	12,841
		55,832
Food & Staples Retailing - 1.2%
Safeway, Inc.	2,210,900	52,177
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.	1,589,600	$ 23,685
Sysco Corp.	651,400	20,545
Winn-Dixie Stores, Inc. (a)	878,456	11,077
		107,484
Food Products - 1.6%
Bunge Ltd.	1,011,388	53,553
Dean Foods Co. (a)	193,100	3,032
Ralcorp Holdings, Inc. (a)	493,386	32,835
Smithfield Foods, Inc. (a)	999,800	18,736
Tyson Foods, Inc. Class A	1,938,274	37,971
		146,127
Household Products - 0.3%
Energizer Holdings, Inc. (a)	383,028	23,403
Personal Products - 0.3%
Avon Products, Inc.	705,970	22,824
Herbalife Ltd.	182,200	8,791
		31,615
TOTAL CONSUMER STAPLES		364,461
ENERGY - 8.4%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	843,836	41,989
Ensco International Ltd. ADR	752,000	35,479
Exterran Holdings, Inc. (a)	246,700	7,191
Helix Energy Solutions Group, Inc. (a)	482,500	7,035
Helmerich & Payne, Inc.	950,805	38,622
Nabors Industries Ltd. (a)	1,605,840	34,638
Patterson-UTI Energy, Inc.	1,820,400	27,834
Pride International, Inc. (a)	375,500	11,389
Smith International, Inc.	1,110,300	53,028
Transocean Ltd. (a)	129,700	9,397
Weatherford International Ltd. (a)	2,577,096	46,671
		313,273
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	64,400	3,032
Anadarko Petroleum Corp.	242,760	15,090
Arch Coal, Inc.	822,701	22,213
Cabot Oil & Gas Corp.	1,060,700	38,323
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	398,700	$ 30,693
Chesapeake Energy Corp.	967,200	23,019
Compton Petroleum Corp. (a)	1,950,600	1,862
EOG Resources, Inc.	251,253	28,170
EXCO Resources, Inc.	1,545,000	28,660
Frontier Oil Corp.	321,700	4,890
Holly Corp.	118,000	3,186
Iteration Energy Ltd. (a)	1,950,600	3,244
Marathon Oil Corp.	1,485,272	47,751
PetroBakken Energy Ltd. Class A (d)	118,000	3,204
Petrohawk Energy Corp. (a)	1,588,900	34,304
Plains Exploration & Production Co. (a)	322,100	9,441
Range Resources Corp.	749,488	35,796
Reliance Industries Ltd.	85,767	1,987
SandRidge Energy, Inc. (a)(d)	750,700	5,638
Southwestern Energy Co. (a)	1,050,900	41,700
Suncor Energy, Inc.	1,162,100	39,739
Ultra Petroleum Corp. (a)	874,155	41,758
		463,700
TOTAL ENERGY		776,973
FINANCIALS - 26.3%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	1,540,927	47,969
Invesco Ltd.	708,100	16,279
Morgan Stanley	839,800	25,379
Northern Trust Corp.	171,600	9,435
Och-Ziff Capital Management Group LLC Class A	610,971	10,704
TD Ameritrade Holding Corp. (a)	2,285,950	45,765
		155,531
Commercial Banks - 10.2%
Aozora Bank Ltd. (a)	858,000	1,233
Associated Banc-Corp.	1,363,158	19,807
Banco Santander (Brasil) SA ADR	308,900	3,593
BB&T Corp.	495,000	16,454
Boston Private Financial Holdings, Inc.	560,826	4,447
CapitalSource, Inc.	3,733,247	22,287
Comerica, Inc.	1,363,700	57,275
Fifth Third Bancorp	4,245,342	63,298
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	6,833,145	$ 46,260
KeyCorp	7,305,758	65,898
Marshall & Ilsley Corp.	3,114,173	28,339
Mitsubishi UFJ Financial Group, Inc.	1,393,800	7,264
PNC Financial Services Group, Inc.	2,228,010	149,741
Regions Financial Corp.	6,513,080	57,576
SunTrust Banks, Inc.	1,942,800	57,507
SVB Financial Group (a)	160,966	7,924
TCF Financial Corp. (d)	1,729,300	32,217
U.S. Bancorp, Delaware	2,560,212	68,537
Umpqua Holdings Corp.	1,562,101	23,338
Wells Fargo & Co.	3,689,131	122,147
Wilmington Trust Corp., Delaware (d)	2,611,562	45,258
Zions Bancorporation (d)	1,355,460	38,942
		939,342
Consumer Finance - 1.6%
American Express Co.	1,149,400	53,010
Capital One Financial Corp.	1,097,896	47,660
Discover Financial Services	2,755,603	42,602
		143,272
Diversified Financial Services - 2.4%
Bank of America Corp.	5,202,660	92,763
JPMorgan Chase & Co.	2,375,200	101,136
Moody's Corp.	997,333	24,654
		218,553
Insurance - 4.4%
AFLAC, Inc.	91,600	4,668
Aon Corp.	278,800	11,838
Arthur J. Gallagher & Co.	622,319	16,348
Assured Guaranty Ltd.	333,100	7,178
Delphi Financial Group, Inc. Class A	371,717	10,222
Everest Re Group Ltd.	435,345	33,369
Lincoln National Corp.	1,372,332	41,980
Loews Corp.	1,011,654	37,674
Marsh & McLennan Companies, Inc.	2,554,551	61,871
MBIA, Inc. (a)(d)	2,144,400	20,543
MetLife, Inc.	220,200	10,037
Old Republic International Corp.	718,200	10,780
PartnerRe Ltd.	449,400	34,864
Reinsurance Group of America, Inc.	182,200	9,407
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	471,800	$ 21,212
The First American Corp.	474,850	16,416
Unum Group	1,878,113	45,957
Willis Group Holdings PLC	158,600	5,464
XL Capital Ltd. Class A	429,606	7,647
		407,475
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	249,000	17,632
Boston Properties, Inc.	204,615	16,136
CBL & Associates Properties, Inc.	368,500	5,380
Corporate Office Properties Trust (SBI)	441,900	17,875
Digital Realty Trust, Inc. (d)	235,992	13,853
Duke Realty LP	1,127,100	15,250
Education Realty Trust, Inc.	214,400	1,516
First Industrial Realty Trust, Inc. (a)(d)	321,600	2,566
Franklin Street Properties Corp. (d)	2,121,358	31,269
HCP, Inc.	214,451	6,888
Host Hotels & Resorts, Inc.	353,900	5,754
ProLogis Trust	3,398,387	44,757
Public Storage	500,900	48,542
Segro PLC	1,715,300	8,156
Simon Property Group, Inc.	625,286	55,663
SL Green Realty Corp.	225,795	14,038
The Macerich Co. (d)	255,458	11,422
U-Store-It Trust	201,600	1,738
Ventas, Inc.	903,600	42,677
Vornado Realty Trust	339,139	28,274
		389,386
Real Estate Management & Development - 1.5%
Allgreen Properties Ltd.	3,119,000	2,843
Avatar Holdings, Inc. (a)	97,500	2,324
Brookfield Properties Corp.	1,326,700	21,346
CB Richard Ellis Group, Inc. Class A (a)	4,182,523	72,441
Forest City Enterprises, Inc. Class A (a)(d)	2,357,176	36,418
The St. Joe Co. (a)(d)	107,200	3,542
Unite Group PLC (a)	1,079,441	3,604
		142,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	1,665,888	$ 27,437
TOTAL FINANCIALS		2,423,514
HEALTH CARE - 4.6%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	75,100	2,565
Biogen Idec, Inc. (a)	391,900	20,869
BioMarin Pharmaceutical, Inc. (a)	96,500	2,255
Cephalon, Inc. (a)	307,936	19,769
Clinical Data, Inc. (a)	340,379	6,358
Genzyme Corp. (a)	42,900	2,284
Neurocrine Biosciences, Inc. (a)	750,483	2,409
NPS Pharmaceuticals, Inc. (a)	395,300	2,755
OREXIGEN Therapeutics, Inc. (a)	480,200	3,256
		62,520
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	313,700	27,144
Covidien PLC	345,800	16,595
Hologic, Inc. (a)	350,900	6,271
Orthofix International NV (a)	282,546	9,660
St. Jude Medical, Inc. (a)	343,100	14,005
Stryker Corp.	75,000	4,308
Wright Medical Group, Inc. (a)	1,021,986	19,193
		97,176
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	1,399,267	30,084
CIGNA Corp.	697,000	22,346
Henry Schein, Inc. (a)	809,256	48,936
Humana, Inc. (a)	514,937	23,543
McKesson Corp.	468,109	30,338
Quest Diagnostics, Inc.	343,200	19,617
Team Health Holdings, Inc.	557,501	8,764
Universal Health Services, Inc. Class B	1,095,936	40,681
VCA Antech, Inc. (a)	525,728	14,962
		239,271
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	538,012	$ 5,273
King Pharmaceuticals, Inc. (a)	2,259,600	22,144
		27,417
TOTAL HEALTH CARE		426,384
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	182,300	5,416
DigitalGlobe, Inc.	610,507	16,215
Esterline Technologies Corp. (a)	482,467	26,912
Goodrich Corp.	71,200	5,282
Heico Corp. Class A	1,034,277	34,690
Precision Castparts Corp.	424,700	54,506
Raytheon Co.	358,620	20,908
		163,929
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	421,900	29,170
Airlines - 0.7%
Alaska Air Group, Inc. (a)	75,000	3,106
Delta Air Lines, Inc. (a)	2,155,300	26,036
Southwest Airlines Co.	2,775,267	36,578
		65,720
Building Products - 1.5%
Armstrong World Industries, Inc. (a)	107,217	4,669
Masco Corp.	5,267,600	85,493
Owens Corning (a)	1,430,185	49,742
		139,904
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)(e)	2,754,056	25,145
Avery Dennison Corp.	428,800	16,736
Cintas Corp.	546,900	14,903
Clean Harbors, Inc. (a)	505,258	32,049
Consolidated Graphics, Inc. (a)	479,398	20,092
Corrections Corp. of America (a)	471,800	9,776
R.R. Donnelley & Sons Co.	801,234	17,219
Republic Services, Inc.	2,543,607	78,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	836,600	$ 22,279
World Color Press, Inc. (a)	292,300	3,526
		240,653
Construction & Engineering - 1.2%
Aveng Ltd.	428,800	2,160
Dycom Industries, Inc. (a)	1,355,412	14,394
Fluor Corp.	479,448	25,334
Granite Construction, Inc.	353,916	11,895
Jacobs Engineering Group, Inc. (a)	445,500	21,482
KBR, Inc.	1,093,398	24,142
MasTec, Inc. (a)	589,800	7,378
		106,785
Electrical Equipment - 0.7%
Acuity Brands, Inc.	515,900	23,324
Baldor Electric Co.	236,000	9,065
Regal-Beloit Corp.	268,589	16,994
SunPower Corp. Class B (a)	627,758	9,441
Zumtobel AG (a)	482,623	10,408
		69,232
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	431,730	16,289
Rheinmetall AG	64,298	4,483
		20,772
Machinery - 2.5%
AGCO Corp. (a)	310,900	10,888
Albany International Corp. Class A	837,885	21,341
Crane Co.	245,500	8,823
Cummins, Inc.	1,036,985	74,901
Deere & Co.	143,400	8,578
Eaton Corp.	124,150	9,579
Ingersoll-Rand Co. Ltd.	830,600	30,716
Kennametal, Inc.	710,900	23,360
Navistar International Corp. (a)	796,600	38,508
Robbins & Myers, Inc.	64,300	1,666
		228,360
Professional Services - 0.9%
Equifax, Inc.	392,000	13,171
Experian PLC	1,510,228	13,960
IHS, Inc. Class A (a)	184,200	9,333
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	732,072	$ 41,069
Robert Half International, Inc.	128,700	3,524
		81,057
Road & Rail - 2.0%
Canadian National Railway Co.	278,500	16,660
Con-way, Inc.	1,007,016	39,113
CSX Corp.	877,800	49,201
Hertz Global Holdings, Inc. (a)	545,700	7,891
Ryder System, Inc.	632,887	29,442
Union Pacific Corp.	589,800	44,624
		186,931
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	214,500	8,713
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	1,079,294	17,539
TOTAL INDUSTRIALS		1,358,765
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.6%
CommScope, Inc. (a)	530,358	17,279
Motorola, Inc. (a)	5,345,900	37,796
		55,075
Computers & Peripherals - 1.0%
NCR Corp. (a)	4,326,422	56,936
Seagate Technology (a)	1,342,900	24,669
Western Digital Corp. (a)	322,200	13,239
		94,844
Electronic Equipment & Components - 4.6%
Agilent Technologies, Inc. (a)	3,148,151	114,152
Arrow Electronics, Inc. (a)	511,203	15,592
Avnet, Inc. (a)	3,626,744	115,947
Flextronics International Ltd. (a)	8,707,400	67,482
Itron, Inc. (a)	95,132	7,573
Keyence Corp.	42,900	10,272
Tyco Electronics Ltd.	3,033,667	97,441
		428,459
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
Monster Worldwide, Inc. (a)(d)	1,643,019	$ 28,638
VeriSign, Inc. (a)	1,517,304	41,377
		70,015
IT Services - 1.1%
Accenture PLC Class A	264,000	11,521
Fidelity National Information Services, Inc.	685,796	18,030
Fiserv, Inc. (a)	225,200	11,505
Hewitt Associates, Inc. Class A (a)	852,796	34,956
The Western Union Co.	365,429	6,669
Visa, Inc. Class A	165,500	14,933
		97,614
Office Electronics - 1.0%
Xerox Corp.	8,191,522	89,288
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	2,824,500	38,922
ASM International NV (NASDAQ) (a)	255,814	6,654
ASML Holding NV (NY Shares)	557,966	18,223
Avago Technologies Ltd.	454,500	9,326
Fairchild Semiconductor International, Inc. (a)(e)	6,366,946	71,437
KLA-Tencor Corp.	333,300	11,352
Lam Research Corp. (a)	241,700	9,801
Maxim Integrated Products, Inc.	341,500	6,632
Micron Technology, Inc. (a)	4,219,183	39,449
MKS Instruments, Inc. (a)	645,035	14,629
Standard Microsystems Corp. (a)	887,232	22,784
		249,209
Software - 0.2%
BMC Software, Inc. (a)	269,000	10,588
Nuance Communications, Inc. (a)	284,700	5,201
Ultimate Software Group, Inc. (a)	225,117	7,530
		23,319
TOTAL INFORMATION TECHNOLOGY		1,107,823
MATERIALS - 8.0%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	214,500	16,469
Albemarle Corp.	1,666,051	76,072
Ashland, Inc.	227,300	13,538
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)(d)	573,834	$ 8,894
Celanese Corp. Class A	746,500	23,881
CF Industries Holdings, Inc.	54,000	4,518
Clariant AG (Reg.) (a)	1,393,670	19,230
Cytec Industries, Inc.	153,100	7,358
FMC Corp.	492,952	31,371
Solutia, Inc. (a)	2,677,569	47,125
STR Holdings, Inc.	106,700	2,461
Symrise AG	257,300	6,532
Tokyo Ohka Kogyo Co. Ltd.	171,600	3,612
W.R. Grace & Co. (a)	1,305,345	37,711
		298,772
Construction Materials - 0.6%
HeidelbergCement AG	437,466	27,106
Texas Industries, Inc. (d)	290,700	11,000
Vulcan Materials Co. (d)	356,406	20,415
		58,521
Containers & Packaging - 1.7%
Ball Corp.	588,890	31,335
Owens-Illinois, Inc. (a)	2,390,854	84,732
Pactiv Corp. (a)	717,700	18,237
Rexam PLC	3,537,777	17,442
		151,746
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	150,500	9,542
AngloGold Ashanti Ltd. sponsored ADR	440,400	18,435
Barrick Gold Corp.	394,000	17,176
Commercial Metals Co.	1,174,642	17,479
Goldcorp, Inc.	128,400	5,548
IAMGOLD Corp.	193,000	3,453
Lihir Gold Ltd.	3,545,240	12,525
Newcrest Mining Ltd.	892,551	26,935
Newmont Mining Corp.	478,186	26,817
Randgold Resources Ltd. sponsored ADR	357,866	30,147
		168,057
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	1,140,200	56,463
TOTAL MATERIALS		733,559
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	107,191	$ 10,719
Qwest Communications International, Inc.	4,167,184	21,794
TalkTalk Telecom Group PLC (a)	107,200	207
		32,720
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	107,200	2,398
Sprint Nextel Corp. (a)	5,810,601	24,695
		27,093
TOTAL TELECOMMUNICATION SERVICES		59,813
UTILITIES - 6.2%
Electric Utilities - 2.9%
Allegheny Energy, Inc.	1,661,487	36,187
American Electric Power Co., Inc.	1,585,349	54,377
Entergy Corp.	859,960	69,906
FirstEnergy Corp.	1,467,300	55,567
Pinnacle West Capital Corp.	1,372,720	51,257
		267,294
Gas Utilities - 0.1%
Energen Corp.	292,600	14,299
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	5,022,100	57,955
Calpine Corp. (a)	640,900	8,735
Constellation Energy Group, Inc.	1,202,600	42,512
NRG Energy, Inc. (a)	744,366	17,991
		127,193
Multi-Utilities - 1.8%
Alliant Energy Corp.	450,300	15,400
CMS Energy Corp.	1,008,617	16,400
DTE Energy Co.	525,400	25,309
PG&E Corp.	1,150,930	50,411
Sempra Energy	1,159,231	57,011
		164,531
TOTAL UTILITIES		573,317
TOTAL COMMON STOCKS (Cost $9,094,444)		8,911,744
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00% (Cost $2,766)	55,327	$ 1,881
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(f)	$ 19,609	22,330
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	4,210	3,856
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	2,420	4,755
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	3,650	4,849
TOTAL CONVERTIBLE BONDS (Cost $15,602)		35,790
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	101,990,367	101,990
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	153,471,542	153,472
TOTAL MONEY MARKET FUNDS (Cost $255,462)		255,462
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $5,669)	$ 5,669	$ 5,669
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,373,943)		9,210,546
NET OTHER ASSETS - 0.2%		15,454
NET ASSETS - 100%		$ 9,226,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,330,000 or 0.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,669,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 2,160
Banc of America Securities LLC	828
Barclays Capital, Inc.	1,532
Societe Generale, New York Branch	1,149
$ 5,669
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	483
Total	$ 518
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 16,690	$ -	$ -	$ -	$ 25,145
Consolidated Graphics, Inc.	16,227	-	14,685	-	-
Ethan Allen Interiors, Inc.	35,142	-	-	282	56,971
Fairchild Semiconductor International, Inc.	50,021	-	3,727	-	71,437
OfficeMax, Inc.	50,778	-	-	-	84,409
Winnebago Industries, Inc.	29,575	-	-	-	42,768
Total	$ 198,433	$ -	$ 18,412	$ 282	$ 280,730
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,087,135	$ 1,052,053	$ 35,082	$ -
Consumer Staples	364,461	345,628	18,833	-
Energy	776,973	774,986	1,987	-
Financials	2,425,395	2,401,647	23,748	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 426,384	$ 426,384	$ -	$ -
Industrials	1,358,765	1,329,914	28,851	-
Information Technology	1,107,823	1,107,823	-	-
Materials	733,559	623,789	109,770	-
Telecommunication Services	59,813	46,489	13,324	-
Utilities	573,317	573,317	-	-
Corporate Bonds	35,790	-	35,790	-
Money Market Funds	255,462	255,462	-	-
Cash Equivalents	5,669	-	5,669	-
Total Investments in Securities:	$ 9,210,546	$ 8,937,492	$ 273,054	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.7%
Canada	2.0%
Bermuda	1.9%
Switzerland	1.8%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,863,425,000 of which $104,185,000 and $2,759,240,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $144,979 and repurchase agreements of $5,669) - See accompanying schedule: Unaffiliated issuers (cost $8,632,001)	$ 8,674,354
Fidelity Central Funds (cost $255,462)	255,462
Other affiliated issuers (cost $486,480)	280,730
Total Investments (cost $9,373,943)		$ 9,210,546
Cash		1
Foreign currency held at value (cost $1,178)		1,184
Receivable for investments sold		189,387
Receivable for fund shares sold		9,929
Dividends receivable		4,848
Interest receivable		35
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		13
Other receivables		351
Total assets		9,416,367

Liabilities
Payable for investments purchased	$ 22,776
Payable for fund shares redeemed	8,716
Accrued management fee	3,449
Other affiliated payables	1,624
Other payables and accrued expenses	330
Collateral on securities loaned, at value	153,472
Total liabilities		190,367

Net Assets		$ 9,226,000
Net Assets consist of:
Paid in capital		$ 12,235,488
Undistributed net investment income		9,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,855,135)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(163,389)
Net Assets		$ 9,226,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,549,014 ÷ 131,025 shares)	$ 65.25

Class K: Net Asset Value, offering price and redemption price per share ($676,986 ÷ 10,361 shares)	$ 65.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends (including $282 earned from other affiliated issuers)		$ 54,548
Interest		340
Income from Fidelity Central Funds		518
Total income		55,406

Expenses
Management fee Basic fee	$ 23,452
Performance adjustment	(4,469)
Transfer agent fees	9,079
Accounting and security lending fees	676
Custodian fees and expenses	101
Independent trustees' compensation	24
Registration fees	79
Audit	43
Legal	25
Interest	5
Miscellaneous	68
Total expenses before reductions	29,083
Expense reductions	(179)	28,904
Net investment income (loss)		26,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,525
Other affiliated issuers	(450)
Foreign currency transactions	55
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		43,141
Change in net unrealized appreciation (depreciation) on: Investment securities	1,929,844
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		1,929,852
Net gain (loss)		1,972,993
Net increase (decrease) in net assets resulting from operations		$ 1,999,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,502	$ 109,685
Net realized gain (loss)	43,141	(4,054,417)
Change in net unrealized appreciation (depreciation)	1,929,852	4,591,566
Net increase (decrease) in net assets resulting from operations	1,999,495	646,834
Distributions to shareholders from net investment income	(70,609)	(59,373)
Share transactions - net increase (decrease)	(464,736)	(4,068,805)
Total increase (decrease) in net assets	1,464,150	(3,481,344)

Net Assets
Beginning of period	7,761,850	11,243,194
End of period (including undistributed net investment income of $9,036 and undistributed net investment income of $53,143, respectively)	$ 9,226,000	$ 7,761,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Income from Investment Operations
Net investment income (loss)D	.18	.59	.75	.64	.61	.43
Net realized and unrealized gain (loss)	13.73	7.69	(38.92)	11.79	13.17	10.34
Total from investment operations	13.91	8.28	(38.17)	12.43	13.78	10.77
Distributions from net investment income	(.48)	(.24)	(.56)	(.56)	(.43)	(.16)
Distributions from net realized gain	-	-	(7.09)	(6.09)	(5.14)	(3.71)
Total distributions	(.48)	(.24)	(7.65)	(6.65)	(5.57)	(3.87)
Net asset value, end of period	$ 65.25	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61
Total Return B,C	27.00%	19.12%	(46.34)%	15.82%	19.01%	16.13%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.64%	.76%	.70%	.67%	.73%
Expenses net of fee waivers, if any	.70% A	.64%	.76%	.70%	.67%	.73%
Expenses net of all reductions	.70% A	.64%	.76%	.69%	.66%	.72%
Net investment income (loss)	.62% A	1.41%	1.10%	.74%	.76%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 8,549	$ 7,278	$ 11,066	$ 22,558	$ 17,153	$ 13,040
Portfolio turnover rate F	40% A	51%	50%	44%	36%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.23	.72	.25
Net realized and unrealized gain (loss)	13.75	7.67	(29.04)
Total from investment operations	13.98	8.39	(28.79)
Distributions from net investment income	(.60)	(.25)	-
Net asset value, end of period	$ 65.34	$ 51.96	$ 43.82
Total Return B,C	27.10%	19.39%	(39.65)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.40%	.60% A
Expenses net of fee waivers, if any	.53% A	.40%	.60% A
Expenses net of all reductions	.52% A	.40%	.60% A
Net investment income (loss)	.79% A	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 677	$ 484	$ 177
Portfolio turnover rate F	40% A	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,470,469
Gross unrealized depreciation	(1,659,541)
Net unrealized appreciation (depreciation)	$ (189,072)

Tax cost	$ 9,399,618

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,661,541 and $2,405,439, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 8,925.23
Class K	154.05
	$ 9,079

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,017.38%		$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $483.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $179 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Value	$ 65,010	$ 58,273
Class K	5,599	1,100
Total	$ 70,609	$ 59,373

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A

Value
Shares sold	9,498	25,560	$ 569,079	$ 1,067,061
Conversion to Class K	-	(5,438)	-	(212,325)
Reinvestment of distributions	1,127	1,539	62,576	56,603
Shares redeemed	(20,031)	(133,977)	(1,159,882)	(5,186,771)
Net increase (decrease)	(9,406)	(112,316)	$ (528,227)	$ (4,275,432)
Class K
Shares sold	2,343	1,937	$ 139,194	$ 85,453
Conversion from Value	-	5,430	-	212,325
Reinvestment of distributions	101	30	5,599	1,100
Shares redeemed	(1,401)	(2,118)	(81,302)	(92,251)
Net increase (decrease)	1,043	5,279	$ 63,491	$ 206,627

A Conversion transactions for Class K and Value are presented for the period November 1, 2008 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

VAL-USAN-0610
1.784919.107

Fidelity®
Value
Fund -
Class K

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Value	.70%
Actual		$ 1,000.00	$ 1,270.00	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Class K	.53%
Actual		$ 1,000.00	$ 1,271.00	$ 2.98
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
PNC Financial Services Group, Inc.	1.6	1.3
Stanley Black & Decker, Inc.	1.4	0.0
Wells Fargo & Co.	1.3	1.1
Avnet, Inc.	1.3	1.2
Agilent Technologies, Inc.	1.2	1.0
JPMorgan Chase & Co.	1.1	1.3
Tyco Electronics Ltd.	1.0	0.8
Bank of America Corp.	1.0	0.9
Xerox Corp.	1.0	1.0
Masco Corp.	0.9	0.8
	11.8
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	24.4
Industrials	14.7	14.9
Information Technology	12.1	13.0
Consumer Discretionary	11.8	14.4
Energy	8.4	9.9
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Stocks 96.6%		Stocks 98.9%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	11.3%	** Foreign investments	12.4%

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Johnson Controls, Inc.	1,313,577	$ 44,123
The Goodyear Tire & Rubber Co. (a)	1,326,618	17,816
		61,939
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	276,714	13,613
Harley-Davidson, Inc.	1,029,824	34,839
Thor Industries, Inc.	643,967	22,996
Winnebago Industries, Inc. (a)(d)(e)	2,571,751	42,768
		114,216
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	1,759,700	32,590
Burger King Holdings, Inc.	529,678	11,176
Darden Restaurants, Inc.	197,500	8,838
DineEquity, Inc. (a)	472,600	19,438
NH Hoteles SA (a)	472,771	2,178
Penn National Gaming, Inc. (a)	532,037	16,472
Starwood Hotels & Resorts Worldwide, Inc.	774,536	42,220
Vail Resorts, Inc. (a)(d)	544,961	24,872
WMS Industries, Inc. (a)	668,039	33,415
Wyndham Worldwide Corp.	1,654,974	44,370
		235,569
Household Durables - 3.0%
Ethan Allen Interiors, Inc. (d)(e)	2,820,354	56,971
Jarden Corp.	42,900	1,378
KB Home	773,900	14,340
La-Z-Boy, Inc. (a)(d)	361,700	4,717
Leggett & Platt, Inc.	642,050	15,749
Pulte Group, Inc. (a)	3,523,065	46,117
Stanley Black & Decker, Inc.	2,039,400	126,749
Whirlpool Corp.	131,047	14,267
		280,288
Leisure Equipment & Products - 1.0%
Brunswick Corp.	2,817,208	58,880
Eastman Kodak Co. (a)(d)	4,555,000	27,877
Polaris Industries, Inc.	139,338	8,245
		95,002
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	332,260	9,117
Discovery Communications, Inc. Class C (a)	404,815	13,509
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. (a)	1,822,398	$ 16,238
McGraw-Hill Companies, Inc.	504,056	16,997
MDC Partners, Inc. Class A (sub. vtg.)	428,700	5,543
United Business Media Ltd.	964,900	8,145
Virgin Media, Inc.	1,436,000	25,259
WPP PLC	1,008,633	10,692
		105,500
Multiline Retail - 0.1%
Macy's, Inc.	252,482	5,858
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	123,800	5,583
AnnTaylor Stores Corp. (a)	704,740	15,293
AutoZone, Inc. (a)	96,535	17,860
Best Buy Co., Inc.	242,100	11,040
Carphone Warehouse Group PLC (a)	53,600	158
OfficeMax, Inc. (a)(e)	4,442,560	84,409
RadioShack Corp.	396,600	8,547
Sherwin-Williams Co.	30,390	2,373
Signet Jewelers Ltd. (a)	611,110	19,568
		164,831
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	1,072,000	296
Iconix Brand Group, Inc. (a)	643,371	11,105
Jones Apparel Group, Inc.	107,200	2,333
Liz Claiborne, Inc. (a)(d)	1,166,800	10,198
		23,932
TOTAL CONSUMER DISCRETIONARY		1,087,135
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch InBev SA NV (d)	205,578	9,974
Carlsberg AS Series B	109,600	8,859
Dr Pepper Snapple Group, Inc.	557,400	18,244
Grupo Modelo SAB de CV Series C	1,072,000	5,914
Molson Coors Brewing Co. Class B	289,480	12,841
		55,832
Food & Staples Retailing - 1.2%
Safeway, Inc.	2,210,900	52,177
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.	1,589,600	$ 23,685
Sysco Corp.	651,400	20,545
Winn-Dixie Stores, Inc. (a)	878,456	11,077
		107,484
Food Products - 1.6%
Bunge Ltd.	1,011,388	53,553
Dean Foods Co. (a)	193,100	3,032
Ralcorp Holdings, Inc. (a)	493,386	32,835
Smithfield Foods, Inc. (a)	999,800	18,736
Tyson Foods, Inc. Class A	1,938,274	37,971
		146,127
Household Products - 0.3%
Energizer Holdings, Inc. (a)	383,028	23,403
Personal Products - 0.3%
Avon Products, Inc.	705,970	22,824
Herbalife Ltd.	182,200	8,791
		31,615
TOTAL CONSUMER STAPLES		364,461
ENERGY - 8.4%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	843,836	41,989
Ensco International Ltd. ADR	752,000	35,479
Exterran Holdings, Inc. (a)	246,700	7,191
Helix Energy Solutions Group, Inc. (a)	482,500	7,035
Helmerich & Payne, Inc.	950,805	38,622
Nabors Industries Ltd. (a)	1,605,840	34,638
Patterson-UTI Energy, Inc.	1,820,400	27,834
Pride International, Inc. (a)	375,500	11,389
Smith International, Inc.	1,110,300	53,028
Transocean Ltd. (a)	129,700	9,397
Weatherford International Ltd. (a)	2,577,096	46,671
		313,273
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	64,400	3,032
Anadarko Petroleum Corp.	242,760	15,090
Arch Coal, Inc.	822,701	22,213
Cabot Oil & Gas Corp.	1,060,700	38,323
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	398,700	$ 30,693
Chesapeake Energy Corp.	967,200	23,019
Compton Petroleum Corp. (a)	1,950,600	1,862
EOG Resources, Inc.	251,253	28,170
EXCO Resources, Inc.	1,545,000	28,660
Frontier Oil Corp.	321,700	4,890
Holly Corp.	118,000	3,186
Iteration Energy Ltd. (a)	1,950,600	3,244
Marathon Oil Corp.	1,485,272	47,751
PetroBakken Energy Ltd. Class A (d)	118,000	3,204
Petrohawk Energy Corp. (a)	1,588,900	34,304
Plains Exploration & Production Co. (a)	322,100	9,441
Range Resources Corp.	749,488	35,796
Reliance Industries Ltd.	85,767	1,987
SandRidge Energy, Inc. (a)(d)	750,700	5,638
Southwestern Energy Co. (a)	1,050,900	41,700
Suncor Energy, Inc.	1,162,100	39,739
Ultra Petroleum Corp. (a)	874,155	41,758
		463,700
TOTAL ENERGY		776,973
FINANCIALS - 26.3%
Capital Markets - 1.7%
Bank of New York Mellon Corp.	1,540,927	47,969
Invesco Ltd.	708,100	16,279
Morgan Stanley	839,800	25,379
Northern Trust Corp.	171,600	9,435
Och-Ziff Capital Management Group LLC Class A	610,971	10,704
TD Ameritrade Holding Corp. (a)	2,285,950	45,765
		155,531
Commercial Banks - 10.2%
Aozora Bank Ltd. (a)	858,000	1,233
Associated Banc-Corp.	1,363,158	19,807
Banco Santander (Brasil) SA ADR	308,900	3,593
BB&T Corp.	495,000	16,454
Boston Private Financial Holdings, Inc.	560,826	4,447
CapitalSource, Inc.	3,733,247	22,287
Comerica, Inc.	1,363,700	57,275
Fifth Third Bancorp	4,245,342	63,298
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	6,833,145	$ 46,260
KeyCorp	7,305,758	65,898
Marshall & Ilsley Corp.	3,114,173	28,339
Mitsubishi UFJ Financial Group, Inc.	1,393,800	7,264
PNC Financial Services Group, Inc.	2,228,010	149,741
Regions Financial Corp.	6,513,080	57,576
SunTrust Banks, Inc.	1,942,800	57,507
SVB Financial Group (a)	160,966	7,924
TCF Financial Corp. (d)	1,729,300	32,217
U.S. Bancorp, Delaware	2,560,212	68,537
Umpqua Holdings Corp.	1,562,101	23,338
Wells Fargo & Co.	3,689,131	122,147
Wilmington Trust Corp., Delaware (d)	2,611,562	45,258
Zions Bancorporation (d)	1,355,460	38,942
		939,342
Consumer Finance - 1.6%
American Express Co.	1,149,400	53,010
Capital One Financial Corp.	1,097,896	47,660
Discover Financial Services	2,755,603	42,602
		143,272
Diversified Financial Services - 2.4%
Bank of America Corp.	5,202,660	92,763
JPMorgan Chase & Co.	2,375,200	101,136
Moody's Corp.	997,333	24,654
		218,553
Insurance - 4.4%
AFLAC, Inc.	91,600	4,668
Aon Corp.	278,800	11,838
Arthur J. Gallagher & Co.	622,319	16,348
Assured Guaranty Ltd.	333,100	7,178
Delphi Financial Group, Inc. Class A	371,717	10,222
Everest Re Group Ltd.	435,345	33,369
Lincoln National Corp.	1,372,332	41,980
Loews Corp.	1,011,654	37,674
Marsh & McLennan Companies, Inc.	2,554,551	61,871
MBIA, Inc. (a)(d)	2,144,400	20,543
MetLife, Inc.	220,200	10,037
Old Republic International Corp.	718,200	10,780
PartnerRe Ltd.	449,400	34,864
Reinsurance Group of America, Inc.	182,200	9,407
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	471,800	$ 21,212
The First American Corp.	474,850	16,416
Unum Group	1,878,113	45,957
Willis Group Holdings PLC	158,600	5,464
XL Capital Ltd. Class A	429,606	7,647
		407,475
Real Estate Investment Trusts - 4.2%
Alexandria Real Estate Equities, Inc.	249,000	17,632
Boston Properties, Inc.	204,615	16,136
CBL & Associates Properties, Inc.	368,500	5,380
Corporate Office Properties Trust (SBI)	441,900	17,875
Digital Realty Trust, Inc. (d)	235,992	13,853
Duke Realty LP	1,127,100	15,250
Education Realty Trust, Inc.	214,400	1,516
First Industrial Realty Trust, Inc. (a)(d)	321,600	2,566
Franklin Street Properties Corp. (d)	2,121,358	31,269
HCP, Inc.	214,451	6,888
Host Hotels & Resorts, Inc.	353,900	5,754
ProLogis Trust	3,398,387	44,757
Public Storage	500,900	48,542
Segro PLC	1,715,300	8,156
Simon Property Group, Inc.	625,286	55,663
SL Green Realty Corp.	225,795	14,038
The Macerich Co. (d)	255,458	11,422
U-Store-It Trust	201,600	1,738
Ventas, Inc.	903,600	42,677
Vornado Realty Trust	339,139	28,274
		389,386
Real Estate Management & Development - 1.5%
Allgreen Properties Ltd.	3,119,000	2,843
Avatar Holdings, Inc. (a)	97,500	2,324
Brookfield Properties Corp.	1,326,700	21,346
CB Richard Ellis Group, Inc. Class A (a)	4,182,523	72,441
Forest City Enterprises, Inc. Class A (a)(d)	2,357,176	36,418
The St. Joe Co. (a)(d)	107,200	3,542
Unite Group PLC (a)	1,079,441	3,604
		142,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	1,665,888	$ 27,437
TOTAL FINANCIALS		2,423,514
HEALTH CARE - 4.6%
Biotechnology - 0.7%
AMAG Pharmaceuticals, Inc. (a)	75,100	2,565
Biogen Idec, Inc. (a)	391,900	20,869
BioMarin Pharmaceutical, Inc. (a)	96,500	2,255
Cephalon, Inc. (a)	307,936	19,769
Clinical Data, Inc. (a)	340,379	6,358
Genzyme Corp. (a)	42,900	2,284
Neurocrine Biosciences, Inc. (a)	750,483	2,409
NPS Pharmaceuticals, Inc. (a)	395,300	2,755
OREXIGEN Therapeutics, Inc. (a)	480,200	3,256
		62,520
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	313,700	27,144
Covidien PLC	345,800	16,595
Hologic, Inc. (a)	350,900	6,271
Orthofix International NV (a)	282,546	9,660
St. Jude Medical, Inc. (a)	343,100	14,005
Stryker Corp.	75,000	4,308
Wright Medical Group, Inc. (a)	1,021,986	19,193
		97,176
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	1,399,267	30,084
CIGNA Corp.	697,000	22,346
Henry Schein, Inc. (a)	809,256	48,936
Humana, Inc. (a)	514,937	23,543
McKesson Corp.	468,109	30,338
Quest Diagnostics, Inc.	343,200	19,617
Team Health Holdings, Inc.	557,501	8,764
Universal Health Services, Inc. Class B	1,095,936	40,681
VCA Antech, Inc. (a)	525,728	14,962
		239,271
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	538,012	$ 5,273
King Pharmaceuticals, Inc. (a)	2,259,600	22,144
		27,417
TOTAL HEALTH CARE		426,384
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	182,300	5,416
DigitalGlobe, Inc.	610,507	16,215
Esterline Technologies Corp. (a)	482,467	26,912
Goodrich Corp.	71,200	5,282
Heico Corp. Class A	1,034,277	34,690
Precision Castparts Corp.	424,700	54,506
Raytheon Co.	358,620	20,908
		163,929
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	421,900	29,170
Airlines - 0.7%
Alaska Air Group, Inc. (a)	75,000	3,106
Delta Air Lines, Inc. (a)	2,155,300	26,036
Southwest Airlines Co.	2,775,267	36,578
		65,720
Building Products - 1.5%
Armstrong World Industries, Inc. (a)	107,217	4,669
Masco Corp.	5,267,600	85,493
Owens Corning (a)	1,430,185	49,742
		139,904
Commercial Services & Supplies - 2.6%
ACCO Brands Corp. (a)(e)	2,754,056	25,145
Avery Dennison Corp.	428,800	16,736
Cintas Corp.	546,900	14,903
Clean Harbors, Inc. (a)	505,258	32,049
Consolidated Graphics, Inc. (a)	479,398	20,092
Corrections Corp. of America (a)	471,800	9,776
R.R. Donnelley & Sons Co.	801,234	17,219
Republic Services, Inc.	2,543,607	78,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	836,600	$ 22,279
World Color Press, Inc. (a)	292,300	3,526
		240,653
Construction & Engineering - 1.2%
Aveng Ltd.	428,800	2,160
Dycom Industries, Inc. (a)	1,355,412	14,394
Fluor Corp.	479,448	25,334
Granite Construction, Inc.	353,916	11,895
Jacobs Engineering Group, Inc. (a)	445,500	21,482
KBR, Inc.	1,093,398	24,142
MasTec, Inc. (a)	589,800	7,378
		106,785
Electrical Equipment - 0.7%
Acuity Brands, Inc.	515,900	23,324
Baldor Electric Co.	236,000	9,065
Regal-Beloit Corp.	268,589	16,994
SunPower Corp. Class B (a)	627,758	9,441
Zumtobel AG (a)	482,623	10,408
		69,232
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	431,730	16,289
Rheinmetall AG	64,298	4,483
		20,772
Machinery - 2.5%
AGCO Corp. (a)	310,900	10,888
Albany International Corp. Class A	837,885	21,341
Crane Co.	245,500	8,823
Cummins, Inc.	1,036,985	74,901
Deere & Co.	143,400	8,578
Eaton Corp.	124,150	9,579
Ingersoll-Rand Co. Ltd.	830,600	30,716
Kennametal, Inc.	710,900	23,360
Navistar International Corp. (a)	796,600	38,508
Robbins & Myers, Inc.	64,300	1,666
		228,360
Professional Services - 0.9%
Equifax, Inc.	392,000	13,171
Experian PLC	1,510,228	13,960
IHS, Inc. Class A (a)	184,200	9,333
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Manpower, Inc.	732,072	$ 41,069
Robert Half International, Inc.	128,700	3,524
		81,057
Road & Rail - 2.0%
Canadian National Railway Co.	278,500	16,660
Con-way, Inc.	1,007,016	39,113
CSX Corp.	877,800	49,201
Hertz Global Holdings, Inc. (a)	545,700	7,891
Ryder System, Inc.	632,887	29,442
Union Pacific Corp.	589,800	44,624
		186,931
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	214,500	8,713
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	1,079,294	17,539
TOTAL INDUSTRIALS		1,358,765
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.6%
CommScope, Inc. (a)	530,358	17,279
Motorola, Inc. (a)	5,345,900	37,796
		55,075
Computers & Peripherals - 1.0%
NCR Corp. (a)	4,326,422	56,936
Seagate Technology (a)	1,342,900	24,669
Western Digital Corp. (a)	322,200	13,239
		94,844
Electronic Equipment & Components - 4.6%
Agilent Technologies, Inc. (a)	3,148,151	114,152
Arrow Electronics, Inc. (a)	511,203	15,592
Avnet, Inc. (a)	3,626,744	115,947
Flextronics International Ltd. (a)	8,707,400	67,482
Itron, Inc. (a)	95,132	7,573
Keyence Corp.	42,900	10,272
Tyco Electronics Ltd.	3,033,667	97,441
		428,459
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.8%
Monster Worldwide, Inc. (a)(d)	1,643,019	$ 28,638
VeriSign, Inc. (a)	1,517,304	41,377
		70,015
IT Services - 1.1%
Accenture PLC Class A	264,000	11,521
Fidelity National Information Services, Inc.	685,796	18,030
Fiserv, Inc. (a)	225,200	11,505
Hewitt Associates, Inc. Class A (a)	852,796	34,956
The Western Union Co.	365,429	6,669
Visa, Inc. Class A	165,500	14,933
		97,614
Office Electronics - 1.0%
Xerox Corp.	8,191,522	89,288
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	2,824,500	38,922
ASM International NV (NASDAQ) (a)	255,814	6,654
ASML Holding NV (NY Shares)	557,966	18,223
Avago Technologies Ltd.	454,500	9,326
Fairchild Semiconductor International, Inc. (a)(e)	6,366,946	71,437
KLA-Tencor Corp.	333,300	11,352
Lam Research Corp. (a)	241,700	9,801
Maxim Integrated Products, Inc.	341,500	6,632
Micron Technology, Inc. (a)	4,219,183	39,449
MKS Instruments, Inc. (a)	645,035	14,629
Standard Microsystems Corp. (a)	887,232	22,784
		249,209
Software - 0.2%
BMC Software, Inc. (a)	269,000	10,588
Nuance Communications, Inc. (a)	284,700	5,201
Ultimate Software Group, Inc. (a)	225,117	7,530
		23,319
TOTAL INFORMATION TECHNOLOGY		1,107,823
MATERIALS - 8.0%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	214,500	16,469
Albemarle Corp.	1,666,051	76,072
Ashland, Inc.	227,300	13,538
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp. (a)(d)	573,834	$ 8,894
Celanese Corp. Class A	746,500	23,881
CF Industries Holdings, Inc.	54,000	4,518
Clariant AG (Reg.) (a)	1,393,670	19,230
Cytec Industries, Inc.	153,100	7,358
FMC Corp.	492,952	31,371
Solutia, Inc. (a)	2,677,569	47,125
STR Holdings, Inc.	106,700	2,461
Symrise AG	257,300	6,532
Tokyo Ohka Kogyo Co. Ltd.	171,600	3,612
W.R. Grace & Co. (a)	1,305,345	37,711
		298,772
Construction Materials - 0.6%
HeidelbergCement AG	437,466	27,106
Texas Industries, Inc. (d)	290,700	11,000
Vulcan Materials Co. (d)	356,406	20,415
		58,521
Containers & Packaging - 1.7%
Ball Corp.	588,890	31,335
Owens-Illinois, Inc. (a)	2,390,854	84,732
Pactiv Corp. (a)	717,700	18,237
Rexam PLC	3,537,777	17,442
		151,746
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	150,500	9,542
AngloGold Ashanti Ltd. sponsored ADR	440,400	18,435
Barrick Gold Corp.	394,000	17,176
Commercial Metals Co.	1,174,642	17,479
Goldcorp, Inc.	128,400	5,548
IAMGOLD Corp.	193,000	3,453
Lihir Gold Ltd.	3,545,240	12,525
Newcrest Mining Ltd.	892,551	26,935
Newmont Mining Corp.	478,186	26,817
Randgold Resources Ltd. sponsored ADR	357,866	30,147
		168,057
Paper & Forest Products - 0.6%
Weyerhaeuser Co.	1,140,200	56,463
TOTAL MATERIALS		733,559
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	107,191	$ 10,719
Qwest Communications International, Inc.	4,167,184	21,794
TalkTalk Telecom Group PLC (a)	107,200	207
		32,720
Wireless Telecommunication Services - 0.3%
SOFTBANK CORP.	107,200	2,398
Sprint Nextel Corp. (a)	5,810,601	24,695
		27,093
TOTAL TELECOMMUNICATION SERVICES		59,813
UTILITIES - 6.2%
Electric Utilities - 2.9%
Allegheny Energy, Inc.	1,661,487	36,187
American Electric Power Co., Inc.	1,585,349	54,377
Entergy Corp.	859,960	69,906
FirstEnergy Corp.	1,467,300	55,567
Pinnacle West Capital Corp.	1,372,720	51,257
		267,294
Gas Utilities - 0.1%
Energen Corp.	292,600	14,299
Independent Power Producers & Energy Traders - 1.4%
AES Corp.	5,022,100	57,955
Calpine Corp. (a)	640,900	8,735
Constellation Energy Group, Inc.	1,202,600	42,512
NRG Energy, Inc. (a)	744,366	17,991
		127,193
Multi-Utilities - 1.8%
Alliant Energy Corp.	450,300	15,400
CMS Energy Corp.	1,008,617	16,400
DTE Energy Co.	525,400	25,309
PG&E Corp.	1,150,930	50,411
Sempra Energy	1,159,231	57,011
		164,531
TOTAL UTILITIES		573,317
TOTAL COMMON STOCKS (Cost $9,094,444)		8,911,744
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Capital Markets - 0.0%
Legg Mason, Inc. 7.00% (Cost $2,766)	55,327	$ 1,881
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(f)	$ 19,609	22,330
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	4,210	3,856
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	2,420	4,755
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	3,650	4,849
TOTAL CONVERTIBLE BONDS (Cost $15,602)		35,790
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	101,990,367	101,990
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	153,471,542	153,472
TOTAL MONEY MARKET FUNDS (Cost $255,462)		255,462
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $5,669)	$ 5,669	$ 5,669
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,373,943)		9,210,546
NET OTHER ASSETS - 0.2%		15,454
NET ASSETS - 100%		$ 9,226,000
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,330,000 or 0.2% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,669,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 2,160
Banc of America Securities LLC	828
Barclays Capital, Inc.	1,532
Societe Generale, New York Branch	1,149
$ 5,669
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	483
Total	$ 518
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 16,690	$ -	$ -	$ -	$ 25,145
Consolidated Graphics, Inc.	16,227	-	14,685	-	-
Ethan Allen Interiors, Inc.	35,142	-	-	282	56,971
Fairchild Semiconductor International, Inc.	50,021	-	3,727	-	71,437
OfficeMax, Inc.	50,778	-	-	-	84,409
Winnebago Industries, Inc.	29,575	-	-	-	42,768
Total	$ 198,433	$ -	$ 18,412	$ 282	$ 280,730
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,087,135	$ 1,052,053	$ 35,082	$ -
Consumer Staples	364,461	345,628	18,833	-
Energy	776,973	774,986	1,987	-
Financials	2,425,395	2,401,647	23,748	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 426,384	$ 426,384	$ -	$ -
Industrials	1,358,765	1,329,914	28,851	-
Information Technology	1,107,823	1,107,823	-	-
Materials	733,559	623,789	109,770	-
Telecommunication Services	59,813	46,489	13,324	-
Utilities	573,317	573,317	-	-
Corporate Bonds	35,790	-	35,790	-
Money Market Funds	255,462	255,462	-	-
Cash Equivalents	5,669	-	5,669	-
Total Investments in Securities:	$ 9,210,546	$ 8,937,492	$ 273,054	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.7%
Canada	2.0%
Bermuda	1.9%
Switzerland	1.8%
Others (Individually Less Than 1%)	5.6%
100.0%
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $2,863,425,000 of which $104,185,000 and $2,759,240,000 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $144,979 and repurchase agreements of $5,669) - See accompanying schedule: Unaffiliated issuers (cost $8,632,001)	$ 8,674,354
Fidelity Central Funds (cost $255,462)	255,462
Other affiliated issuers (cost $486,480)	280,730
Total Investments (cost $9,373,943)		$ 9,210,546
Cash		1
Foreign currency held at value (cost $1,178)		1,184
Receivable for investments sold		189,387
Receivable for fund shares sold		9,929
Dividends receivable		4,848
Interest receivable		35
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		13
Other receivables		351
Total assets		9,416,367

Liabilities
Payable for investments purchased	$ 22,776
Payable for fund shares redeemed	8,716
Accrued management fee	3,449
Other affiliated payables	1,624
Other payables and accrued expenses	330
Collateral on securities loaned, at value	153,472
Total liabilities		190,367

Net Assets		$ 9,226,000
Net Assets consist of:
Paid in capital		$ 12,235,488
Undistributed net investment income		9,036
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,855,135)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(163,389)
Net Assets		$ 9,226,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($8,549,014 ÷ 131,025 shares)	$ 65.25

Class K: Net Asset Value, offering price and redemption price per share ($676,986 ÷ 10,361 shares)	$ 65.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Dividends (including $282 earned from other affiliated issuers)		$ 54,548
Interest		340
Income from Fidelity Central Funds		518
Total income		55,406

Expenses
Management fee Basic fee	$ 23,452
Performance adjustment	(4,469)
Transfer agent fees	9,079
Accounting and security lending fees	676
Custodian fees and expenses	101
Independent trustees' compensation	24
Registration fees	79
Audit	43
Legal	25
Interest	5
Miscellaneous	68
Total expenses before reductions	29,083
Expense reductions	(179)	28,904
Net investment income (loss)		26,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,525
Other affiliated issuers	(450)
Foreign currency transactions	55
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		43,141
Change in net unrealized appreciation (depreciation) on: Investment securities	1,929,844
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		1,929,852
Net gain (loss)		1,972,993
Net increase (decrease) in net assets resulting from operations		$ 1,999,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,502	$ 109,685
Net realized gain (loss)	43,141	(4,054,417)
Change in net unrealized appreciation (depreciation)	1,929,852	4,591,566
Net increase (decrease) in net assets resulting from operations	1,999,495	646,834
Distributions to shareholders from net investment income	(70,609)	(59,373)
Share transactions - net increase (decrease)	(464,736)	(4,068,805)
Total increase (decrease) in net assets	1,464,150	(3,481,344)

Net Assets
Beginning of period	7,761,850	11,243,194
End of period (including undistributed net investment income of $9,036 and undistributed net investment income of $53,143, respectively)	$ 9,226,000	$ 7,761,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61	$ 68.71
Income from Investment Operations
Net investment income (loss)D	.18	.59	.75	.64	.61	.43
Net realized and unrealized gain (loss)	13.73	7.69	(38.92)	11.79	13.17	10.34
Total from investment operations	13.91	8.28	(38.17)	12.43	13.78	10.77
Distributions from net investment income	(.48)	(.24)	(.56)	(.56)	(.43)	(.16)
Distributions from net realized gain	-	-	(7.09)	(6.09)	(5.14)	(3.71)
Total distributions	(.48)	(.24)	(7.65)	(6.65)	(5.57)	(3.87)
Net asset value, end of period	$ 65.25	$ 51.82	$ 43.78	$ 89.60	$ 83.82	$ 75.61
Total Return B,C	27.00%	19.12%	(46.34)%	15.82%	19.01%	16.13%
Ratios to Average Net Assets E,G
Expenses before reductions	.70% A	.64%	.76%	.70%	.67%	.73%
Expenses net of fee waivers, if any	.70% A	.64%	.76%	.70%	.67%	.73%
Expenses net of all reductions	.70% A	.64%	.76%	.69%	.66%	.72%
Net investment income (loss)	.62% A	1.41%	1.10%	.74%	.76%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 8,549	$ 7,278	$ 11,066	$ 22,558	$ 17,153	$ 13,040
Portfolio turnover rate F	40% A	51%	50%	44%	36%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.23	.72	.25
Net realized and unrealized gain (loss)	13.75	7.67	(29.04)
Total from investment operations	13.98	8.39	(28.79)
Distributions from net investment income	(.60)	(.25)	-
Net asset value, end of period	$ 65.34	$ 51.96	$ 43.82
Total Return B,C	27.10%	19.39%	(39.65)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.40%	.60% A
Expenses net of fee waivers, if any	.53% A	.40%	.60% A
Expenses net of all reductions	.52% A	.40%	.60% A
Net investment income (loss)	.79% A	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 677	$ 484	$ 177
Portfolio turnover rate F	40% A	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, redemptions in-kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,470,469
Gross unrealized depreciation	(1,659,541)
Net unrealized appreciation (depreciation)	$ (189,072)

Tax cost	$ 9,399,618

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,661,541 and $2,405,439, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 8,925.23
Class K	154.05
	$ 9,079

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,017.38%		$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $483.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $179 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Value	$ 65,010	$ 58,273
Class K	5,599	1,100
Total	$ 70,609	$ 59,373

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009 A	Six months ended April 30, 2010	Year ended October 31, 2009 A

Value
Shares sold	9,498	25,560	$ 569,079	$ 1,067,061
Conversion to Class K	-	(5,438)	-	(212,325)
Reinvestment of distributions	1,127	1,539	62,576	56,603
Shares redeemed	(20,031)	(133,977)	(1,159,882)	(5,186,771)
Net increase (decrease)	(9,406)	(112,316)	$ (528,227)	$ (4,275,432)
Class K
Shares sold	2,343	1,937	$ 139,194	$ 85,453
Conversion from Value	-	5,430	-	212,325
Reinvestment of distributions	101	30	5,599	1,100
Shares redeemed	(1,401)	(2,118)	(81,302)	(92,251)
Net increase (decrease)	1,043	5,279	$ 63,491	$ 206,627

A Conversion transactions for Class K and Value are presented for the period November 1, 2008 through August 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VAL-K-USAN-0610
1.863250.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010